UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number

811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

9601 Blackwell Road, Suite 500

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Carl G. Verboncoeur

Rydex Dynamic Funds

9601 Blackwell Road, Suite 500

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code:               1-301-296-5149

Date of fiscal year end:     December 31, 2007

Date of reporting period:     December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the

Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-

CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the

Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid

Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,

DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DECEMBER 31, 2007

RYDEX DYNAMIC FUNDS ANNUAL REPORT

S&P 500 2x STRATEGY FUND

DOW 2x STRATEGY FUND

(Formerly, Dynamic S&P 500 Fund)

(Formerly, Dynamic Dow Fund)

INVERSE S&P 500 2x STRATEGY FUND

INVERSE DOW 2x STRATEGY FUND

(Formerly, Inverse Dynamic S&P 500 Fund)

(Formerly, Inverse Dynamic Dow Fund)

OTC 2x STRATEGY FUND

RUSSELL 2000® 2x STRATEGY FUND

(Formerly, Dynamic OTC Fund)

(Formerly, Dynamic Russell 2000® Fund)

INVERSE OTC 2x STRATEGY FUND

INVERSE RUSSELL 2000® 2x STRATEGY FUND

(Formerly, Inverse Dynamic OTC Fund)

(Formerly, Inverse Dynamic Russell 2000® Fund)

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Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

4

ABOUT SHAREHOLDERS’ FUND EXPENSES

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

5

PERFORMANCE REPORTS AND FUND PROFILES

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

8

SCHEDULES OF INVESTMENTS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

24

STATEMENTS OF ASSETS AND LIABILITIES

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

60

STATEMENTS OF OPERATIONS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

62

STATEMENTS OF CHANGES IN NET ASSETS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

64

FINANCIAL HIGHLIGHTS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

67

NOTES TO FINANCIAL STATEMENTS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

71

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

. . . . . . . . . . . . . . . . . . . . . . . . . . . .

82

OTHER INFORMATION

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

83

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

87

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

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1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:

By the last three months of 2007 the stock market gains of summer and fall seemed like a distant memory.

The intertwined crises in the nation’s housing and credit markets had, by the fourth quarter, led to huge drops in stock prices and unprecedented volatility. Despite the end of year turmoil, stocks actually turned in a respectable performance in 2007 with the bellwether Dow Jones Industrial AverageSM (“DJIA”) and

S&P 500® indexes up 8.88% and 5.49% respectively on a total return basis. The tech-heavy Nasdaq 100

Index® , which was up 19.24%, showed that investors had a robust appetite for risk for much of the year.

Despite the fact that calendar year returns were strong, 2007 will in all likelihood be remembered for the housing debacle that hammered stocks and sent the economy to the brink of recession.

The unfolding housing crisis began to ripple through the world’s financial markets as far back as July, but it was in the fourth quarter that both the U.S. economy and global financial markets lost momentum—with the contagion effects of the subprime debt crisis reaching deeper into the global financial system. The credit crunch that began in the third quarter enveloped the G-7 economies as traditional sources of credit dried up. As asset values plummeted, financial institutions throughout the developed world found themselves suddenly undercapitalized. With a full-blown financial crisis unfolding, central banks moved into crisis prevention mode by pumping capital into their respective financial systems and slashing interest rates. In perhaps one of the most important developments of the year, the outlines of a coordinated,

global easing campaign began to emerge.

In this uncertain environment fears grew that the Federal Reserve (“Fed”) was “behind the curve,” adding to the volatility in stock prices. In fact, the Fed’s initial responses to the unfolding crisis were tempered by inflationary concerns as high energy and commodity prices and a weak U.S. dollar drove inflation significantly higher towards year end.

Risk appetites that had been running high disappeared, and the avoidance of risk became the dominant theme as investors fled financial, consumer discretionary, value and small-cap stocks. The small-cap

Russell 2000® Index fell 1.57%, confirming the rotation away from small caps that began to unfold early in the year. Value stocks also underperformed in 2007 with the S&P 500/Citigroup Pure Value Index underperforming its growth counterpart by more than 10 points. Both of these trends dovetailed in the

S&P SmallCap 600/Citigroup Pure Value Index which dropped nearly 18.60%, vastly underperforming all other “style-box” exposures.

Predictably, defensive sectors such as utilities and consumer staples were favored. And, reflecting the

“decoupling” theory—which assumes growth in the developing world can continue in the face of slowing growth elsewhere—energy, materials and technology stocks rose stratospherically as the respective S&P

500 sector indices rose 34.41%, 22.53% and 16.30%.

Returns for U.S. investors in international stock markets were also boosted by the ongoing decline in the exchange value of the U.S. dollar, which fell 8.31% against a basket of the world’s major currencies. The currency effect helped to propel full-year gains for the MSCI EAFE and Emerging Market indices to

11.66% and 38.79%, respectively.

With the flight-to-quality trade fully in motion, interest rates declined and the yield curve steepened.

We think that, as we move into the early months of 2008, stock market volatility will remain a fact of life.

Defensive exposures that performed well should continue to do so, at least on a relative basis until recession fears abate. Uncorrelated investment strategies, such as absolute return, long/short, commodity,

managed futures and the like, should also provide refuge in a challenging investment climate.

We appreciate the trust you have placed in our firm’s quality and integrity by investing with us.

Sincerely,

David C. Reilly, CFA

Director, Portfolio Strategies

2

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THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

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THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

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3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Rydex Funds described in this report are benchmarked daily to leveraged or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150%

of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a

6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value

(“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%–in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls

9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

Index

Index

Fund

Fund

Level

Performance

Expectation

Fund NAV

Performance

Assessment

Start

100

$10.00

Day 1

106

6.0%

9.0%

$10.90

9.0%

In line

Day 2

99

-6.6%

-9.9%

$

9.82

-9.9%

In line

Cumulative

-1.0%

-1.5%

-1.8%

-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4

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THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs,

including sales charges (loads) on purchase payments, reinvested dividends, or other distributions;

redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2007 and ending December 31, 2007.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an

$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of

5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange

Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return.

Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical exam-

ples that appear in shareholder reports of other funds.

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account-closing fee will be taken from the proceeds of the redemption.

The calculations above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

Beginning

Ending

Expenses

Expense

Account Value

Account Value

Paid During

Ratio†

June 30, 2007

December 31, 2007

Period*

Table 1. Based on actual Fund return

S&P 500 2x Strategy Fund

A-Class

1.70%

$1,000.00

$

919.80

$

8.23

C-Class

2.45%

1,000.00

916.30

11.83

H-Class

1.70%

1,000.00

919.40

8.22

Inverse S&P 500 2x Strategy Fund

A-Class

1.70%

1,000.00

1,043.60

8.76

C-Class

2.45%

1,000.00

1,040.10

12.60

H-Class

1.70%

1,000.00

1,043.60

8.76

OTC 2x Strategy Fund

A-Class

1.77%

1,000.00

1,103.00

9.38

C-Class

2.52%

1,000.00

1,099.00

13.33

H-Class

1.78%

1,000.00

1,102.60

9.43

Inverse OTC 2x Strategy Fund

A-Class

1.80%

1,000.00

851.00

8.40

C-Class

2.55%

1,000.00

848.20

11.88

H-Class

1.80%

1,000.00

851.00

8.40

Dow 2x Strategy Fund

A-Class

1.71%

1,000.00

948.40

8.40

C-Class

2.45%

1,000.00

944.90

12.01

H-Class

1.70%

1,000.00

948.50

8.35

Inverse Dow 2x Strategy Fund

A-Class

1.69%

1,000.00

1,019.00

8.60

C-Class

2.45%

1,000.00

1,014.90

12.44

H-Class

1.70%

1,000.00

1,018.70

8.65

Russell 2000® 2x Strategy Fund

A-Class

1.70%

1,000.00

793.60

7.69

C-Class

2.45%

1,000.00

791.40

11.06

H-Class

1.69%

1,000.00

794.40

7.64

Inverse Russell 2000® 2x Strategy Fund

A-Class

2.19%

1,000.00

1,120.00

11.70

C-Class

2.82%

1,000.00

1,116.70

15.05

H-Class

2.10%

1,000.00

1,120.80

11.23

6

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THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

Beginning

Ending

Expenses

Expense

Account Value

Account Value

Paid During

Ratio†

June 30, 2007

December 31, 2007

Period*

Table 2. Based on hypothetical 5% return

S&P 500 2x Strategy Fund

A-Class

1.70%

$1,000.00

$1,016.53

$

8.68

C-Class

2.45%

1,000.00

1,012.70

12.51

H-Class

1.70%

1,000.00

1,016.53

8.68

Inverse S&P 500 2x Strategy Fund

A-Class

1.70%

1,000.00

1,016.53

8.68

C-Class

2.45%

1,000.00

1,012.70

12.51

H-Class

1.70%

1,000.00

1,016.53

8.68

OTC 2x Strategy Fund

A-Class

1.77%

1,000.00

1,016.17

9.04

C-Class

2.52%

1,000.00

1,012.34

12.86

H-Class

1.78%

1,000.00

1,016.12

9.09

Inverse OTC 2x Strategy Fund

A-Class

1.80%

1,000.00

1,016.02

9.19

C-Class

2.55%

1,000.00

1,012.19

13.02

H-Class

1.80%

1,000.00

1,016.02

9.19

Dow 2x Strategy Fund

A-Class

1.71%

1,000.00

1,016.48

8.73

C-Class

2.45%

1,000.00

1,012.70

12.51

H-Class

1.70%

1,000.00

1,016.53

8.68

Inverse Dow 2x Strategy Fund

A-Class

1.69%

1,000.00

1,016.58

8.63

C-Class

2.45%

1,000.00

1,012.70

12.51

H-Class

1.70%

1,000.00

1,016.53

8.68

Russell 2000® 2x Strategy Fund

A-Class

1.70%

1,000.00

1,016.53

8.68

C-Class

2.45%

1,000.00

1,012.70

12.51

H-Class

1.69%

1,000.00

1,016.58

8.63

Inverse Russell 2000® 2x Strategy Fund

A-Class

2.19%

1,000.00

1,014.03

11.18

C-Class

2.82%

1,000.00

1,010.81

14.40

H-Class

2.10%

1,000.00

1,014.49

10.72

*

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†

This ratio represents annualized Total Expenses, which include dividend expense from securities sold short. Excluding short dividend expense, the operating expense ratio would be 0.48%, 0.37%, and 0.39% lower for A-Class, C-Class, and H-Class, respectively, of the

Inverse Russell 2000® 2x Strategy Fund.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

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7

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited)

S&P 500 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500 Index.

Inception: May 19, 2000

The 5.49% total return of the benchmark S&P 500 Index in 2007 masked one of the widest divergences in stock market returns seen in years. In the highly chaotic atmosphere that came to characterize the U.S. equity markets over the past 12 months, stock prices were buffeted by strong crosscurrents that showed up most starkly in returns at the sector level. Investors continued to seek exposure to the rapidly growing global economy by investing in energy,

materials and technology stocks. Companies involved in these industries are characterized by strong revenue exposure outside the U.S. with half or more of their sales in overseas markets. The S&P 500 sector indices representing these industries rose between 15% and 32% in 2007.

While investors sought growth, they also sought to shield themselves from the fallout from the collapse of the nation’s housing market. Financial services stocks were hit the hardest as shown by the 21% decline in the S&P 500

Financials Index. The outright implosion in the housing-backed debt markets brought credit markets to an abrupt halt and the balance sheets of financial service providers were decimated by write-downs that would ultimately total over $100 billion. Moreover, with consumers reeling from falling home values and high energy prices, consumer discretionary stocks were avoided as seen from the -14% return of the S&P 500 Consumer Discretionary Index. Not surprisingly, investors sought the safety associated with traditional defensive sectors such as utilities and consumer staples which generated double digit returns in a very difficult environment.

For the year-long period, Rydex S&P 500 2x Strategy Fund H-Class produced returns of 0.95%. It achieved a daily correlation of 100% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

200%

A-Class

September 1, 2004

C-Class

November 27, 2000

H-Class

May 19, 2000

150%

Equity Index Swap

Agreements

Ten Largest Holdings

(% of Total Net Assets)

100%

Futures Contracts

Consumer Discretionary

Exxon Mobil Corp.

3.0%

Consumer Staples

Consumer Discretionary

Industrials

General Electric Co.

2.2%

Consumer Staples

Health Care

Industrials

Microsoft Corp.

1.7%

50%

Health Care

Energy

Energy

Information Technology

AT&T, Inc.

1.5%

Information Technology

Financials

Procter & Gamble Co.

1.3%

Financials

Other

Other

0%

Chevron Corp.

1.1%

S&P 500 2x Strategy Fund

S&P 500 Index

Johnson & Johnson, Inc.

1.1%

Bank of America Corp.

1.1%

“Holdings Diversification (Market Exposure as % of Net Assets)”

Apple, Inc.

1.0%

excludes any temporary cash investments.

Cisco Systems, Inc.

0.9%

Top Ten Total

14.9%

“Ten Largest Holdings” exclude any

temporary cash or derivative investments.

8

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THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

S&P 500 2x STRATEGY FUND

Cumulative Fund Performance

S&P 500 2x STRATEGY FUND A-CLASS†

S&P 500 INDEX

$20,000

$15,000

$14,713

$14,124

$10,000

$5,000

09/01/04

12/31/04

12/31/05

12/31/06

12/31/07

S&P 500 2x STRATEGY FUND H-CLASS

S&P 500 INDEX

$15,000

$11,859

$10,000

$6,571

$5,000

$0

05/19/00

12/31/00

12/31/01

12/31/02

12/31/03

12/31/04

12/31/05

12/31/06

12/31/07

† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/07

A-Class

C-Class

(09/01/04)

(11/27/00)

ONE

ONE

SINCE

SINCE

ONE

ONE

FIVE

SINCE

YEAR

YEAR*

INCEPTION

INCEPTION*

YEAR

YEAR**

YEAR

INCEPTION

S&P 500 2x STRATEGY FUND

0.99%

-3.81%

13.94%

12.29%

0.24%

-0.76%

17.53%

-4.39%

S&P 500 INDEX

5.49%

5.49%

10.92%

10.92%

5.49%

5.49%

12.83%

2.96%

H-Class

(05/19/00)

ONE

FIVE

SINCE

YEAR

YEAR

INCEPTION

S&P 500 2x STRATEGY FUND

0.95%

18.39%

-5.36%

S&P 500 INDEX

5.49%

12.83%

2.26%

* Returns are calculated using the maximum sales charge of 4.75%.

** Returns include a contingent deferred sales charge ("CDSC") of 1% if redeemed within 12 months of purchase.

The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500

Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

9

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE S&P 500 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the S&P 500 Index.

Inception: May 19, 2000

The 5.49% total return of the benchmark S&P 500 Index in 2007 masked one of the widest divergences in stock market returns seen in years. In the highly chaotic atmosphere that came to characterize the U.S. equity markets over the past 12 months, stock prices were buffeted by strong crosscurrents that showed up most starkly in returns at the sector level. Investors continued to seek exposure to the rapidly growing global economy by investing in energy,

materials and technology stocks. Companies involved in these industries are characterized by strong revenue exposure outside the U.S. with half or more of their sales in overseas markets. The S&P 500 sector indices representing these industries rose between 15% and 32% in 2007.

While investors sought growth, they also sought to shield themselves from the fallout from the collapse of the nation’s housing market. Financial services stocks were hit the hardest as shown by the 21% decline in the S&P 500

Financials Index. The outright implosion in the housing-backed debt markets brought credit markets to an abrupt halt and the balance sheets of financial service providers were decimated by write-downs that would ultimately total over $100 billion. Moreover, with consumers reeling from falling home values and high energy prices, consumer discretionary stocks were avoided as seen from the -14% return of the S&P 500 Consumer Discretionary Index. Not surprisingly, investors sought the safety associated with traditional defensive sectors such as utilities and consumer staples which generated double digit returns in a very difficult environment.

For the year-long period, Rydex Inverse S&P 500 2x Strategy Fund H-Class produced returns of -3.99%. It achieved a daily correlation of 100% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

100%

A-Class

September 1, 2004

Consumer Discretionary

Industrials

Consumer Staples

C-Class

March 7, 2001

Health Care

50%

Energy

H-Class

May 19, 2000

Information Technology

Other

Financials

The Fund invests principally in derivative

0%

instruments such as equity index swap

Futures Contracts

agreements, futures contracts, and

-50%

Short Sales

options on index futures.

-100%

Equity Index

-150%

Swap Agreements

Short Sales

-200%

Inverse S&P 500 2x

S&P 500 Index

Strategy Fund

“Holdings Diversification (Market Exposure as % of Net Assets)”

excludes any temporary cash investments.

10

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE S&P 500 2x STRATEGY FUND

Cumulative Fund Performance

INVERSE S&P 500 2x

STRATEGY FUND A-CLASS†

S&P 500 INDEX

$15,000

$14,124

$10,000

$5,952

$5,000

$0

09/01/04

12/31/04

12/31/05

12/31/06

12/31/07

INVERSE S&P 500 2x

STRATEGY FUND H-CLASS

S&P 500 INDEX

$25,000

$20,000

$15,000

$11,859

$10,000

$6,462

$5,000

05/19/00

12/31/00

12/31/01

12/31/02

12/31/03

12/31/04

12/31/05

12/31/06

12/31/07

† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/07

A-Class

C-Class

(09/01/04)

(03/07/01)

ONE

ONE

SINCE

SINCE

ONE

ONE

FIVE

SINCE

YEAR

YEAR*

INCEPTION

INCEPTION*

YEAR

YEAR**

YEAR

INCEPTION

INVERSE S&P 500 2x STRATEGY FUND

-3.99%

-8.53%

-13.17%

-14.42%

-4.71%

-5.71%

-19.96%

-9.68%

S&P 500 INDEX

5.49%

5.49%

10.92%

10.92%

5.49%

5.49%

12.83%

4.04%

H-Class

(05/19/00)

ONE

FIVE

SINCE

YEAR

YEAR

INCEPTION

INVERSE S&P 500 2x STRATEGY FUND

-3.99%

-19.33%

-5.57%

S&P 500 INDEX

5.49%

12.83%

2.26%

* Returns are calculated using the maximum sales charge of 4.75%.

** Returns include a CDSC of 1% if redeemed within 12 months of purchase.

The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500

Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

11

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

OTC 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund‘s current benchmark is 200% of the performance of the Nasdaq 100 Index.

Inception: May 24, 2000

Tech stocks were one of the big winners in 2007 as shown by the Nasdaq 100 Index’s 19.24% return for the year.

While the broader market averages struggled to generate single digit returns, prices of technology stocks were buoyed by two powerful forces. Although the economy began to fade as the year wore on and consumers pulled back from discretionary spending in an attempt to cope with rising energy costs and lower home values, corporations continued to spend aggressively on infrastructure by, among other things, upgrading their information management systems. With growth opportunities in the U.S. becoming scarcer as the year unfolded, technology stood out as a bright spot. The other major dynamic that drove technology stock prices higher during the year was the rapid,

unprecedented and seemingly unstoppable growth in the global economy. With emerging powerhouse economies such as China, Brazil, India and Russia industrializing rapidly and spending heavily on technology in the process, firms such as Apple, Cisco, Dell and Intel were major beneficiaries. Information technology providers here in the U.S.

source nearly one-half of their revenues outside the U.S. and, as investors sought to expose themselves to the global growth play, technology stocks were ideally positioned to provide that exposure.

For the year-long period, Rydex OTC 2x Strategy Fund H-Class produced returns of 29.04%. It achieved a daily correlation of 100% to its benchmark of 200% of the daily price movement of the Nasdaq 100 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

200%

A-Class

September 1, 2004

C-Class

November 20, 2000

Equity Index

H-Class

May 24, 2000

150%

Swap Agreements

Ten Largest Holdings

Industrials

(% of Total Net Assets)

100%

Futures Contracts

Apple, Inc.

10.8%

Consumer Discretionary

Consumer Discretionary

Health Care

Microsoft Corp.

5.1%

Health Care

Google, Inc. — Class A

4.4%

50%

Information

Information

Qualcomm, Inc.

3.5%

Technology

Technology

Research In Motion Ltd.

2.8%

Cisco Systems, Inc.

0%

Other

Other

2.6%

OTC 2x Strategy Fund

Nasdaq 100 Index

Intel Corp.

2.4%

Oracle Corp.

2.2%

“Holdings Diversification (Market Exposure as % of Net Assets)”

Gilead Sciences, Inc.

1.9%

excludes any temporary cash investments.

eBay, Inc.

1.5%

Top Ten Total

37.2%

“Ten Largest Holdings” exclude any

temporary cash or derivative investments.

12

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

OTC 2x STRATEGY FUND

Cumulative Fund Performance

OTC 2x STRATEGY FUND A-CLASS†

NASDAQ 100 INDEX††

$25,000

$20,000

$17,045

$15,000

$15,131

$10,000

$5,000

09/01/04

12/31/04

12/31/05

12/31/06

12/31/07

OTC 2x STRATEGY FUND H-CLASS

NASDAQ 100 INDEX††

$15,000

$10,000

$6,556

$5,000

$1,223

$0

05/24/00

12/31/00

12/31/01

12/31/02

12/31/03

12/31/04

12/31/05

12/31/06

12/31/07

†

Initial investment has been adjusted for the maximum sales charge of 4.75%.

††

Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/07

A-Class

C-Class

(09/01/04)

(11/20/00)

ONE

ONE

SINCE

SINCE

ONE

ONE

FIVE

SINCE

YEAR

YEAR*

INCEPTION

INCEPTION*

YEAR

YEAR**

YEAR

INCEPTION

OTC 2x STRATEGY FUND

29.04%

22.91%

19.08%

17.36%

28.14%

27.14%

23.80%

-21.66%

NASDAQ 100 INDEX

19.24%

19.24%

13.73%

13.73%

19.24%

19.24%

16.62%

-3.75%

H-Class

(05/24/00)

ONE

FIVE

SINCE

YEAR

YEAR

INCEPTION

OTC 2x STRATEGY FUND

29.04%

24.76%

-24.14%

NASDAQ 100 INDEX

19.24%

16.62%

-5.15%

* Returns are calculated using the maximum sales charge of 4.75%.

** Returns include a CDSC of 1% if redeemed within 12 months of purchase.

The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Nasdaq

100 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

13

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE OTC 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the Nasdaq 100 Index.

Inception: May 23, 2000

Tech stocks were one of the big winners in 2007 as shown by the Nasdaq 100 Index’s 19.24% return for the year.

While the broader market averages struggled to generate single digit returns, prices of technology stocks were buoyed by two powerful forces. Although the economy began to fade as the year wore on and consumers pulled back from discretionary spending in an attempt to cope with rising energy costs and lower home values, corporations continued to spend aggressively on infrastructure by, among other things, upgrading their information management systems. With growth opportunities in the U.S. becoming scarcer as the year unfolded, technology stood out as a bright spot. The other major dynamic that drove technology stock prices higher during the year was the rapid,

unprecedented and seemingly unstoppable growth in the global economy. With emerging powerhouse economies such as China, Brazil, India and Russia industrializing rapidly and spending heavily on technology in the process, firms such as Apple, Cisco, Dell and Intel were major beneficiaries. Information technology providers here in the U.S.

source nearly one-half of their revenues outside the U.S. and, as investors sought to expose themselves to the global growth play, technology stocks were ideally positioned to provide that exposure.

For the year-long period, Rydex Inverse OTC 2x Strategy Fund H-Class produced returns of -27.12%. It achieved a daily correlation of 100% to its benchmark of -200% of the daily price movement of the Nasdaq 100 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

Industrials

A-Class

September 1, 2004

100%

Consumer Discretionary

C-Class

March 8, 2001

H-Class

May 23, 2000

Health Care

50%

Information

Technology

The Fund invests principally in derivative

0%

instruments such as equity index swap

agreements, futures contracts, and

Futures Contracts

Other

Short Sales

-50%

options on index futures.

-100%

Equity Index

Swap Agreements

Short Sales

-150%

-200%

Inverse OTC 2x

Nasdaq 100 Index

Strategy Fund

“Holdings Diversification (Market Exposure as % of Net Assets)”

excludes any temporary cash investments.

14

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE OTC 2x STRATEGY FUND

Cumulative Fund Performance

INVERSE OTC 2x

STRATEGY FUND A-CLASS†

NASDAQ 100 INDEX††

$20,000

$15,000

$15,131

$10,000

$5,000

$4,485

$0

09/01/04

12/31/04

12/31/05

12/31/06

12/31/07

INVERSE OTC 2x

STRATEGY FUND H-CLASS

NASDAQ 100 INDEX††

$25,000

$20,000

$15,000

$10,000

$6,896

$5,000

$2,757

$0

05/23/00

12/31/00

12/31/01

12/31/02

12/31/03

12/31/04

12/31/05

12/31/06

12/31/07

†

Initial investment has been adjusted for the maximum sales charge of 4.75%.

††

Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/07

A-Class

C-Class

(09/01/04)

(03/08/01)

ONE

ONE

SINCE

SINCE

ONE

ONE

FIVE

SINCE

YEAR

YEAR*

INCEPTION

INCEPTION*

YEAR

YEAR**

YEAR

INCEPTION

INVERSE OTC 2x STRATEGY FUND

-27.10%

-30.57%

-20.23%

-21.39%

-27.67%

-28.67%

-29.18%

-19.61%

NASDAQ 100 INDEX

19.24%

19.24%

13.73%

13.73%

19.24%

19.24%

16.62%

1.37%

H-Class

(05/23/00)

ONE

FIVE

SINCE

YEAR

YEAR

INCEPTION

INVERSE OTC 2x STRATEGY FUND

-27.12%

-28.64%

-15.58%

NASDAQ 100 INDEX

19.24%

16.62%

-4.51%

* Returns are calculated using the maximum sales charge of 4.75%.

** Returns include a CDSC of 1% if redeemed within 12 months of purchase.

The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Nasdaq

100 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

15

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

DOW 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average Index.

Inception: February 20, 2004

Stocks managed to generate positive returns in 2007 despite a supercharged atmosphere characterized by a recession in the U.S. housing market that approached depression-like conditions, a freezing of global credit markets and fears of economic contraction here in the U.S. In this environment, the DJIA rose 8.88% on a total return basis.

Representing some of the most visible companies in the U.S. economy, the Dow benefited from its focus on many of the largest companies as measured by stock market capitalization. The near crisis-like conditions that came to dominate market sentiment in the latter half of the year played to the perceived safety of larger stocks as did the boom in exports, which was a byproduct of the declining exchange value of the dollar. In the face of lower home values, skyrocketing energy prices and static labor markets, consumers began to pull in their reins in the latter half of the year, which drove a general preference for the safety of large stocks. As the year wore on, stock prices were pulled between fears of slower economic growth and decelerating corporate earnings and the panacea of lower interest rates. The Fed’s transition to easier monetary policy in September, with its first interest rate reduction in four years, trumped concerns over slow growth and a reduced profits outlook.

Propelled by positive performance from its benchmark index, Rydex Dow 2x Strategy Fund H-Class delivered an annual return of 7.34%. It achieved a daily correlation of 100% to its benchmark of 200% of the daily price movement of the DJIA.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

200%

A-Class

September 1, 2004

Equity Index Swap

C-Class

February 20, 2004

Agreements

H-Class

February 20, 2004

150%

Ten Largest Holdings

Futures Contracts

Telecommunication

(% of Total Net Assets)

Energy

Services

100%

International Business Machines

Consumer Discretionary

Health Care

Corp.

5.3%

Consumer Discretionary

Health Care

Financials

Financials

Exxon Mobil Corp.

4.6%

50%

Information Technology

Information Technology

4.3%

Consumer Staples

Consumer Staples

Boeing Co.

3M Co.

4.2%

Industrials

Other

Industrials

Other

United Technologies Corp.

3.8%

0%

Dow 2x Strategy Fund

Dow Jones Industrial

Altria Group, Inc.

3.7%

Average Index

Procter & Gamble Co.

3.6%

Caterpillar, Inc.

3.6%

“Holdings Diversification (Market Exposure as % of Net Assets)”

excludes any temporary cash investments.

Johnson & Johnson, Inc.

3.3%

Honeywell International, Inc.

3.0%

Top Ten Total

39.4%

“Ten Largest Holdings” exclude any

temporary cash or derivative investments.

16

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

DOW 2x STRATEGY FUND

Cumulative Fund Performance

DOW 2x STRATEGY FUND

DOW JONES INDUSTRIAL

A-CLASS†

AVERAGE INDEX

$20,000

$15,000

$14,313

$14,076

$10,000

$5,000

09/01/04

12/31/04

12/31/05

12/31/06

12/31/07

DOW 2x STRATEGY FUND

DOW JONES INDUSTRIAL

H-CLASS

AVERAGE INDEX

$20,000

$15,000

$13,670

$13,623

$10,000

$5,000

02/20/04

12/31/04

12/31/05

12/31/06

12/31/07

† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/07

A-Class

C-Class

(09/01/04)

(02/20/04)

ONE

ONE

SINCE

SINCE

ONE

ONE

SINCE

YEAR

YEAR*

INCEPTION

INCEPTION*

YEAR

YEAR**

INCEPTION

DOW 2x STRATEGY FUND

7.32%

2.23%

13.00%

11.36%

6.50%

5.50%

7.61%

DOW JONES INDUSTRIAL AVERAGE INDEX

8.88%

8.88%

10.81%

10.81%

8.88%

8.88%

8.33%

H-Class

(02/20/04)

ONE

SINCE

YEAR

INCEPTION

DOW 2x STRATEGY FUND

7.34%

8.43%

DOW JONES INDUSTRIAL AVERAGE INDEX

8.88%

8.33%

* Returns are calculated using the maximum sales charge of 4.75%.

** Returns include a CDSC of 1% if redeemed within 12 months of purchase.

The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Dow Jones

Industrial Average Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains.

The graph is based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

17

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the Dow Jones Industrial Average Index.

Inception: February 20, 2004

Stocks managed to generate positive returns in 2007 despite a supercharged atmosphere characterized by a recession in the U.S. housing market that approached depression-like conditions, a freezing of global credit markets and fears of economic contraction here in the U.S. In this environment, the DJIA rose 8.88% on a total return basis.

Representing some of the most visible companies in the U.S. economy, the Dow benefited from its focus on many of the largest companies as measured by stock market capitalization. The near crisis-like conditions that came to dominate market sentiment in the latter half of the year played to the perceived safety of larger stocks as did the boom in exports, which was a byproduct of the declining exchange value of the dollar. In the face of lower home values, skyrocketing energy prices and static labor markets, consumers began to pull in their reins in the latter half of the year, which drove a general preference for the safety of large stocks. As the year wore on, stock prices were pulled between fears of slower economic growth and decelerating corporate earnings and the panacea of lower interest rates. The Fed’s transition to easier monetary policy in September, with its first interest rate reduction in four years, trumped concerns over slow growth and a reduced profits outlook.

With the Dow in positive territory for the year, Rydex Inverse Dow 2x Strategy Fund H-Class performed as expected with an annual return of –9.16%. It achieved a daily correlation of 99% to its benchmark of -200% of the daily price movement of the DJIA.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

Telecommunication Services

A-Class

September 1, 2004

100%

Energy

C-Class

February 20, 2004

Consumer Discretionary

Health Care

Financials

H-Class

February 20, 2004

50%

Information Technology

Consumer Staples

The Fund invests principally in derivative

Other

Industrials

0%

instruments such as equity index swap

Futures Contracts

Short Sales

agreements, futures contracts, and

-50%

options on index futures.

-100%

Equity Index Swap

Agreements

Short Sales

-150%

-200%

Inverse Dow 2x

Dow Jones Industrial

Strategy Fund

Average Index

“Holdings Diversification (Market Exposure as % of Net Assets)”

excludes any temporary cash investments.

18

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE DOW 2x STRATEGY FUND

Cumulative Fund Performance

INVERSE DOW 2x

DOW JONES INDUSTRIAL

STRATEGY FUND A-CLASS†

AVERAGE INDEX

$15,000

$14,076

$12,500

$10,000

$7,5000

$5,964

$5,000

09/01/04

12/31/04

12/31/05

12/31/06

12/31/07

INVERSE DOW 2x

DOW JONES INDUSTRIAL

STRATEGY FUND H-CLASS

AVERAGE INDEX

$15,000

$13,623

$12,500

$10,000

$7,500

$6,511

$5,000

02/20/04

12/31/04

12/31/05

12/31/06

12/31/07

† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/07

A-Class

C-Class

(09/01/04)

(02/20/04)

ONE

ONE

SINCE

SINCE

ONE

ONE

SINCE

YEAR

YEAR*

INCEPTION

INCEPTION*

YEAR

YEAR**

INCEPTION

INVERSE DOW 2x STRATEGY FUND

-9.16%

-13.46%

-13.11%

-14.37%

-9.83%

-10.83%

-11.19%

DOW JONES INDUSTRIAL AVERAGE INDEX

8.88%

8.88%

10.81%

10.81%

8.88%

8.88%

8.33%

H-Class

(02/20/04)

ONE

SINCE

YEAR

INCEPTION

INVERSE DOW 2x STRATEGY FUND

-9.16%

-10.51%

DOW JONES INDUSTRIAL AVERAGE INDEX

8.88%

8.33%

* Returns are calculated using the maximum sales charge of 4.75%.

** Returns include a CDSC of 1% if redeemed within 12 months of purchase.

The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Dow Jones

Industrial Average Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains.

The graph is based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

19

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000 Index.

Inception: May 31, 2006

Small-capitalization stocks struggled in 2007 as risk appetites abated with the unfolding crises in the U.S housing and credit markets. Small-cap stocks, as shown by the Russell 2000 Index’s -1.57% return, underperformed large-cap stocks by wide margins. Indeed, small-cap stocks had enjoyed a long and nearly unprecedented run of strong performance for over six years. In an environment of easy credit and robust risk appetites, small-cap stocks came to embody the bull market years of 2003-2007. As is often the case with bull markets however, valuations began to run away from the fundamentals and by early 2007 large-cap stocks were looking like a better value. And to validate

Murphy’s Law, the deteriorating valuation picture also coincided with a sharp rotation away from risk in the face of slowing economic growth. Historically small-cap stocks tend to underperform in the late stages of an economic expansion and, as the year wore on, it was becoming evident that was exactly where we were in the business cycle.

Moreover, the unfolding crisis in the subprime housing market generated a massive flight-to-quality in the second half which only served to darken the investment climate for small-cap stocks.

With the Russell 2000 Index delivering negative returns for the year, Rydex Russell 2000® 2x Strategy Fund H-Class also saw returns in negative territory, with an annual return of -13.92%. It achieved a daily correlation of 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

200%

200%

A-Class

May 31, 2006

C-Class

May 31, 2006

H-Class

May 31, 2006

Equity Index Swap

150%

150%

Agreements

Ten Largest Holdings

Energy

(% of Total Net Assets)

100%

100%

Hologic, Inc.

0.4%

Futures Contracts

Health Care

Industrials

CF Industries Holdings, Inc.

0.3%

Health Care

Consumer Discretionary

Terra Industries, Inc.

0.2%

50%

50%

Industrials

Consumer Discretionary

Information Technology

Priceline.com, Inc.

0.2%

Information Technology

Financials

Exterran Holdings, Inc.

0.2%

Financials

Other

Other

BioMarin Pharmaceutical, Inc.

0.2%

0%

0%

Russell 2000® 2x

Russell 2000 Index

Ansys, Inc.

0.2%

Strategy Fund

MGI Pharma, Inc.

0.2%

Alexandria Real Estate Equities, Inc.

0.2%

“Holdings Diversification (Market Exposure as % of Net Assets)”

excludes any temporary cash investments.

DeVry, Inc.

0.2%

Top Ten Total

2.3%

“Ten Largest Holdings” exclude any

temporary cash or derivative investments.

20

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

RUSSELL 2000® 2x STRATEGY FUND

Cumulative Fund Performance

RUSSELL 2000® 2x STRATEGY

RUSSELL 2000

FUND A-CLASS†

INDEX

$15,000

$12,500

$10,836

$10,000

$9,295

$7,500

$5,000

05/31/06

09/30/06

12/31/06

03/31/07

06/30/07

09/30/07

12/31/07

RUSSELL 2000® 2x STRATEGY

RUSSELL 2000

FUND H-CLASS

INDEX

$15,000

$12,500

$10,836

$10,000

$9,772

$7,500

$5,000

05/31/06

09/30/06

12/31/06

03/31/07

06/30/07

09/30/07

12/31/07

† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/07

A-Class

C-Class

(05/31/06)

(05/31/06)

ONE

ONE

SINCE

SINCE

ONE

ONE

SINCE

YEAR

YEAR*

INCEPTION

INCEPTION*

YEAR

YEAR**

INCEPTION

RUSSELL 2000® 2x STRATEGY FUND

-14.00%

-18.10%

-1.52%

-4.50%

-14.61%

-15.61%

-2.27%

RUSSELL 2000 INDEX

-1.57%

-1.57%

5.19%

5.19%

-1.57%

-1.57%

5.19%

H-Class

(05/31/06)

ONE

SINCE

YEAR

INCEPTION

RUSSELL 2000® 2x STRATEGY FUND

-13.92%

-1.44%

RUSSELL 2000 INDEX

-1.57%

5.19%

* Returns are calculated using the maximum sales charge of 4.75%.

** Returns include a CDSC of 1% if redeemed within 12 months of purchase.

The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Russell

2000 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

21

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the Russell 2000 Index.

Inception: May 31, 2006

Small-capitalization stocks struggled in 2007 as risk appetites abated with the unfolding crises in the U.S housing and credit markets. Small-cap stocks, as shown by the Russell 2000 Index’s -1.57% return, underperformed large-cap stocks by wide margins. Indeed, small-cap stocks had enjoyed a long and nearly unprecedented run of strong performance for over six years. In an environment of easy credit and robust risk appetites, small-cap stocks came to embody the bull market years of 2003-2007. As is often the case with bull markets however, valuations began to run away from the fundamentals and by early 2007 large-cap stocks were looking like a better value. And to validate

Murphy’s Law, the deteriorating valuation picture also coincided with a sharp rotation away from risk in the face of slowing economic growth. Historically small-cap stocks tend to underperform in the late stages of an economic expansion and, as the year wore on, it was becoming evident that was exactly where we were in the business cycle.

Moreover, the unfolding crisis in the subprime housing market generated a massive flight-to-quality in the second half which only served to darken the investment climate for small-cap stocks.

As expected, in contrast to the negative returns delivered by its benchmark, Rydex Inverse Russell 2000® 2x Strategy

Fund H-Class produced returns of 2.15%. It achieved a daily correlation of 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

Energy

A-Class

May 31, 2006

100%

C-Class

May 31, 2006

Health Care

Industrials

H-Class

May 31, 2006

Consumer Discretionary

50%

Financials

Information Technology

The Fund invests principally in short sales

Other Short Sales

Short Sales

Financials

0%

Other

of securities and in derivative instruments

Information Technology Short Sales

such as equity index swap agreements,

Consumer Discretionary Short Sales

Industrials Short Sales

futures contracts, and options on index

-50%

Health Care Short Sales

Futures Contracts

futures.

Short Sales

-100%

Equity Index

-150%

Swap Agreements

Short Sales

-200%

Inverse Russell 2000®

Russell 2000 Index

2x Strategy Fund

“Holdings Diversification (Market Exposure as % of Net Assets)”

excludes any temporary cash investments.

22

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (concluded)

INVERSE RUSSELL 2000® 2x STRATEGY FUND

Cumulative Fund Performance

INVERSE RUSSELL 2000® 2x

RUSSELL 2000

STRATEGY FUND A-CLASS†

INDEX

$15,000

$12,500

$10,836

$10,000

$8,024

$7,500

$5,000

05/31/06

09/30/06

12/31/06

03/31/07

06/30/07

09/30/07

12/31/07

INVERSE RUSSELL 2000® 2x

RUSSELL 2000

STRATEGY FUND H-CLASS

INDEX

$15,000

$12,500

$10,836

$10,000

$8,422

$7,500

$5,000

05/31/06

09/30/06

12/31/06

03/31/07

06/30/07

09/30/07

12/31/07

† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/07

A-Class

C-Class

(05/31/06)

(05/31/06)

ONE

ONE

SINCE

SINCE

ONE

ONE

SINCE

YEAR

YEAR*

INCEPTION

INCEPTION*

YEAR

YEAR**

INCEPTION

INVERSE RUSSELL 2000® 2x STRATEGY FUND

2.07%

-2.87%

-10.25%

-12.96%

1.39%

0.21%

-10.93%

RUSSELL 2000 INDEX

-1.57%

-1.57%

5.19%

5.19%

-1.57%

-1.57%

5.19%

H-Class

(05/31/06)

ONE

SINCE

YEAR

INCEPTION

INVERSE RUSSELL 2000® 2x STRATEGY FUND

2.15%

-10.26%

RUSSELL 2000 INDEX

-1.57%

5.19%

* Returns are calculated using the maximum sales charge of 4.75%.

** Returns include a CDSC of 1% if redeemed within 12 months of purchase.

The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Russell

2000 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

23

SCHEDULE OF INVESTMENTS

December 31, 2007

S&P 500 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

COMMON STOCKS 74.2%

Genworth Financial, Inc. —

Class A

8,780

$

223,451

FINANCIALS 13.1%

Boston Properties, Inc.†

2,390

219,426

Bank of America Corp.

88,880

$

3,667,188

National City Corp.†

12,690

208,877

American International Group,

SLM Corp.†

10,330

208,046

Inc.

50,790

2,961,057

Bear Stearns Cos., Inc.†

2,310

203,858

Citigroup, Inc.

99,980

2,943,411

General Growth Properties, Inc.†

4,880

200,958

JPMorgan Chase & Co.

67,270

2,936,336

Equity Residential†

5,430

198,032

Wells Fargo & Co.†

67,570

2,039,938

Legg Mason, Inc.†

2,690

196,774

Goldman Sachs Group, Inc.

7,960

1,711,798

KIMCO Realty Corp.

5,060

184,184

Wachovia Corp.†

39,560

1,504,467

Public Storage, Inc.

2,490

182,791

American Express Co.

23,420

1,218,308

KeyCorp†

7,790

182,676

Morgan Stanley†

21,250

1,128,588

XL Capital Ltd.†

3,570

179,607

Bank of New York Mellon Corp.

22,800

1,111,728

Host Hotels & Resorts, Inc.†

10,460

178,238

U.S. Bancorp†

34,580

1,097,569

UnumProvident Corp.†

7,230

172,002

Merrill Lynch & Co., Inc.†

17,140

920,075

Leucadia National Corp.

3,390

159,669

MetLife, Inc.

14,830

913,825

Plum Creek Timber Co., Inc.

Prudential Financial, Inc.

9,090

845,734

(REIT)†

3,450

158,838

Fannie Mae

19,590

783,208

Synovus Financial Corp.

6,580

158,446

CME Group Inc.†

1,100

754,600

Hudson City Bancorp, Inc.

10,420

156,508

Travelers Cos, Inc.

12,920

695,096

Moody’s Corp.†

4,290

153,153

Lehman Brothers Holdings, Inc.†

10,610

694,318

Commerce Bancorp, Inc.†

3,900

148,746

State Street Corp.

7,730

627,676

AvalonBay Communities, Inc.

1,580

148,741

AFLAC, Inc.

9,770

611,895

Discover Financial Services

9,560

144,165

Allstate Corp.

11,430

596,989

Marshall & Ilsley Corp.†

5,150

136,372

Hartford Financial Services Group,

Comerica, Inc.†

3,020

131,461

Inc.

6,290

548,425

Cincinnati Financial Corp.

3,320

131,273

Charles Schwab Corp.

18,760

479,318

Assurant, Inc.

1,910

127,779

NYSE Euronext†

5,310

466,059

American Capital Strategies Ltd.†

3,840

126,566

PNC Financial Services Group,

M&T Bank Corp.†

1,500

122,355

Inc.†

7,000

459,550

Torchmark Corp.

1,850

111,981

Freddie Mac

13,250

451,428

Huntington Bancshares, Inc.†

7,330

108,191

Loews Corp.

8,800

442,992

Safeco Corp.

1,890

105,235

SunTrust Banks, Inc.†

6,990

436,805

Countrywide Financial Corp.†

11,590

103,615

Chubb Corp.

7,690

419,720

Zions Bancorporation†

2,160

100,850

ACE Ltd.

6,600

407,748

Janus Capital Group, Inc.†

3,070

100,850

Simon Property Group, Inc.†

4,470

388,264

Developers Diversified Realty

Franklin Resources, Inc.

3,240

370,753

Corp.†

2,460

94,193

Capital One Financial Corp.†

7,830

370,046

CIT Group, Inc.

3,800

91,314

Principal Financial Group, Inc.

5,240

360,722

CB Richard Ellis Group, Inc. —

BB&T Corp.†

11,000

337,370

Class A*†

3,960

85,338

Regions Financial Corp.†

13,920

329,208

Sovereign Bancorp, Inc.

7,220

82,308

ProLogis†

5,160

327,041

Federated Investors, Inc. —

T. Rowe Price Group, Inc.†

5,290

322,055

Class B†

1,730

71,207

Lincoln National Corp.

5,390

313,806

Apartment Investment &

Northern Trust Corp.

3,830

293,301

Management Co. — Class A†

1,910

66,334

Aon Corp.

5,880

280,417

Ambac Financial Group, Inc.†

2,030

52,313

Marsh & McLennan Cos., Inc.

10,420

275,817

MBIA, Inc.†

2,510

46,761

Fifth Third Bancorp†

10,670

268,137

First Horizon National Corp.†

2,530

45,920

Progressive Corp.

13,980

267,857

MGIC Investment Corp.†

1,640

36,785

IntercontinentalExchange, Inc.*

1,390

267,575

E*Trade Financial Corp.*†

8,490

30,140

Ameriprise Financial, Inc.

4,640

255,710

Total Financials

45,452,775

Washington Mutual, Inc.

17,400

236,814

Vornado Realty Trust†

2,680

235,706

24

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

S&P 500 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

INFORMATION TECHNOLOGY 12.4%

Micron Technology, Inc.*†

15,230

$

110,418

Microsoft Corp.

161,110

$

5,735,516

National Semiconductor Corp.

4,710

106,634

Apple, Inc.*

17,530

3,472,342

Teradata Corp.*

3,620

99,224

Cisco Systems, Inc.*

121,500

3,289,005

Advanced Micro Devices, Inc.*†

12,090

90,675

Google, Inc. — Class A*

4,640

3,208,467

Affiliated Computer Services,

Intel Corp.

117,090

3,121,619

Inc. — Class A*

2,010

90,651

International Business Machines

Molex, Inc.

2,830

77,259

Corp.

27,590

2,982,479

LSI Logic Corp.*

14,140

75,083

Hewlett-Packard Co.

51,630

2,606,282

Lexmark International, Inc.*

1,900

66,234

Oracle Corp.*

78,960

1,782,917

Novellus Systems, Inc.*†

2,330

64,238

Qualcomm, Inc.

32,770

1,289,499

Jabil Circuit, Inc.

4,170

63,676

Dell, Inc.*

44,880

1,100,009

Ciena Corp.*

1,720

58,669

Texas Instruments, Inc.

28,000

935,200

JDS Uniphase Corp.*

4,400

58,520

EMC Corp*†

42,020

778,631

Tellabs, Inc.*†

8,790

57,487

Corning, Inc.

31,560

757,124

Compuware Corp.*

5,730

50,882

eBay, Inc.*

22,770

755,736

Novell, Inc.*

7,010

48,159

Motorola, Inc.

45,750

733,830

Convergys Corp.*

2,610

42,961

Yahoo!, Inc.*

26,760

622,438

QLogic Corp.*

2,740

38,908

Adobe Systems, Inc.*

11,490

490,968

Teradyne, Inc.*

3,480

35,983

Applied Materials, Inc.

27,600

490,176

Unisys Corp.*

6,960

32,921

Automatic Data Processing, Inc.

10,540

469,346

Total System Services, Inc.

776

21,728

MEMC Electronic Materials, Inc.*

4,590

406,169

Total Information Technology

43,137,818

Nvidia Corp.*

11,130

378,643

ENERGY 9.5%

Tyco Electronics Ltd.

9,960

369,815

Exxon Mobil Corp.

109,410

10,250,623

Electronic Arts, Inc.*†

6,310

368,567

Chevron Corp.

42,280

3,945,992

Western Union Co.

15,040

365,171

ConocoPhillips

32,030

2,828,249

Juniper Networks, Inc.*†

10,450

346,940

Schlumberger Ltd.

23,950

2,355,961

Sun Microsystems, Inc.*

16,590

300,777

Occidental Petroleum Corp.

16,590

1,277,264

Xerox Corp.

18,510

299,677

Transocean, Inc.†

6,370

911,865

Agilent Technologies, Inc.*

7,740

284,368

Marathon Oil Corp.

14,220

865,429

Symantec Corp.*

17,370

280,352

Devon Energy Corp.

8,910

792,188

Broadcom Corp. — Class A*

9,420

246,239

Valero Energy Corp.

11,020

771,731

Paychex, Inc.†

6,680

241,950

Apache Corp.

6,630

712,990

Autodesk, Inc.*

4,620

229,891

Halliburton Co.

17,650

669,111

Electronic Data Systems Corp.

10,260

212,690

Anadarko Petroleum Corp.

9,340

613,545

Intuit, Inc.*†

6,660

210,523

Hess Corp.†

5,570

561,790

Cognizant Technology Solutions

National-Oilwell Varco, Inc.*

7,140

524,504

Corp. — Class A*

5,810

197,191

Baker Hughes, Inc.

6,370

516,607

CA, Inc.

7,850

195,857

XTO Energy, Inc.

9,680

497,165

Analog Devices, Inc.

6,070

192,419

Weatherford International Ltd.*

6,750

463,050

Fiserv, Inc.*†

3,300

183,117

EOG Resources, Inc.†

4,930

440,003

KLA-Tencor Corp.

3,650

175,784

Williams Cos., Inc.

11,890

425,424

Computer Sciences Corp.*

3,480

172,156

Chesapeake Energy Corp.†

9,100

356,720

Network Appliance, Inc.*

6,890

171,974

Spectra Energy Corp.†

12,660

326,881

VeriSign, Inc.*†

4,420

166,236

Peabody Energy Corp.†

5,300

326,692

SanDisk Corp.*

4,570

151,587

Murphy Oil Corp.†

3,770

319,847

Citrix Systems, Inc.*†

3,800

144,438

Noble Corp.

5,370

303,459

Linear Technology Corp.†

4,480

142,598

Smith International, Inc.

4,010

296,139

Fidelity National Information

Noble Energy, Inc.

3,440

273,549

Services, Inc.

3,420

142,238

Consol Energy, Inc.

3,630

259,618

BMC Software, Inc.*

3,920

139,709

El Paso Corp.

14,030

241,877

Microchip Technology, Inc.

4,290

134,792

ENSCO International, Inc.†

2,900

172,898

Altera Corp.

6,730

130,024

Sunoco, Inc.†

2,350

170,234

Xilinx, Inc.†

5,890

128,814

Nabors Industries Ltd.*

5,670

155,301

Akamai Technologies, Inc.*†

3,330

115,218

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

25

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

S&P 500 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Range Resources Corp.†

2,990

$

153,566

Millipore Corp.*†

1,090

$

79,766

BJ Services Co.†

5,860

142,164

PerkinElmer, Inc.

2,370

61,667

Tesoro Corp.

2,740

130,698

Watson Pharmaceuticals, Inc.*

2,080

56,451

Rowan Cos., Inc.†

2,230

87,996

King Pharmaceuticals, Inc.*†

4,900

50,176

Total Energy

33,141,130

Tenet Healthcare Corp.*†

9,490

48,209

HEALTH CARE 8.9%

Total Health Care

30,850,279

Johnson & Johnson, Inc.

57,310

3,822,577

INDUSTRIALS 8.5%

Pfizer, Inc.

136,770

3,108,782

General Electric Co.

202,390

7,502,597

Merck & Co., Inc.

43,590

2,533,015

United Technologies Corp.

19,800

1,515,492

Abbott Laboratories

30,950

1,737,843

United Parcel Service, Inc. —

UnitedHealth Group, Inc.

25,880

1,506,216

Class B†

21,040

1,487,949

Wyeth

26,820

1,185,176

Boeing Co.

15,520

1,357,379

Medtronic, Inc.

22,640

1,138,113

3M Co.

14,280

1,204,090

Eli Lilly & Co.

19,760

1,054,987

Caterpillar, Inc.

12,740

924,414

Bristol-Myers Squibb Co.

39,620

1,050,723

Honeywell International, Inc.

14,950

920,471

Amgen, Inc.*†

21,780

1,011,463

Emerson Electric Co.

15,760

892,962

WellPoint, Inc.*

11,440

1,003,631

Deere & Co.

8,890

827,837

Schering-Plough Corp.

32,440

864,202

Lockheed Martin Corp.

6,950

731,557

Gilead Sciences, Inc.*

18,640

857,627

General Dynamics Corp.

8,060

717,259

Baxter International, Inc.

12,700

737,235

Union Pacific Corp.

5,260

660,761

Aetna, Inc.

10,020

578,455

FedEx Corp.†

6,190

551,962

Medco Health Solutions, Inc.*

5,360

543,504

Northrop Grumman Corp.

6,780

533,179

Thermo Fisher Scientific, Inc.*

8,450

487,396

Raytheon Co.†

8,600

522,020

Covidien Ltd.

9,970

441,571

Burlington Northern Santa Fe

Cardinal Health, Inc.†

7,240

418,110

Corp.

5,970

496,883

Becton, Dickinson & Co.

4,880

407,870

Danaher Corp.†

5,070

444,842

Genzyme Corp.*

5,330

396,765

Illinois Tool Works, Inc.†

8,280

443,311

Allergan, Inc.

6,150

395,076

Paccar, Inc.†

7,380

402,062

McKesson Corp.

5,800

379,958

Tyco International Ltd.†

9,910

392,932

Express Scripts, Inc.*

5,050

368,650

Norfolk Southern Corp.

7,750

390,910

Celgene Corp.*

7,730

357,203

Precision Castparts Corp.

2,770

384,199

Stryker Corp.†

4,770

356,414

CSX Corp.

8,420

370,312

Biogen Idec, Inc.*†

5,870

334,120

Textron, Inc.

4,990

355,787

Boston Scientific Corp.*

26,870

312,498

Waste Management, Inc.

10,180

332,581

Zimmer Holdings, Inc.*

4,700

310,905

Eaton Corp.

2,930

284,064

CIGNA Corp.

5,590

300,351

L-3 Communications Holdings,

St. Jude Medical, Inc.*

6,860

278,790

Inc.

2,520

266,969

Humana, Inc.*

3,390

255,301

Cummins, Inc.

2,050

261,109

Forest Laboratories, Inc.*

6,250

227,813

Fluor Corp.

1,770

257,924

C.R. Bard, Inc.†

2,040

193,392

Parker Hannifin Corp.

3,370

253,795

Coventry Health Care, Inc.*

3,100

183,675

Ingersoll-Rand Co. — Class A†

5,460

253,726

Laboratory Corporation of

ITT Industries, Inc.

3,630

239,725

America Holdings*

2,310

174,474

Rockwell Collins, Inc.

3,260

234,622

Quest Diagnostics, Inc.

3,140

166,106

Jacobs Engineering Group, Inc.*†

2,420

231,376

Waters Corp.*

2,010

158,931

Rockwell Automation, Inc.

2,990

206,190

AmerisourceBergen Corp.

3,360

150,763

Cooper Industries Ltd. —

Hospira, Inc.*

3,160

134,742

Class A†

3,610

190,897

Varian Medical Systems, Inc.*

2,510

130,922

Expeditors International

Barr Pharmaceuticals, Inc.*

2,160

114,696

Washington, Inc.

4,270

190,784

Applera Corp. - Applied

CH Robinson Worldwide, Inc.

3,400

184,008

Biosystems Group

3,370

114,310

Dover Corp.

3,980

183,438

Patterson Cos., Inc.*†

2,800

95,060

Southwest Airlines Co.†

14,700

179,340

IMS Health, Inc.

3,880

89,395

Goodrich Corp.

2,500

176,525

Mylan Laboratories, Inc.

6,060

85,204

Pitney Bowes, Inc.†

4,340

165,094

26

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

S&P 500 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

RR Donnelley & Sons Co.

4,300

$

162,282

Constellation Brands, Inc. —

Trane, Inc.

3,430

160,215

Class A*

3,880

$

91,723

Masco Corp.†

7,390

159,698

Tyson Foods, Inc. — Class A

5,480

84,008

Terex Corp.*

2,050

134,419

Dean Foods Co.

2,640

68,270

Manitowoc Co., Inc.

2,600

126,958

Total Consumer Staples

26,370,195

W.W. Grainger, Inc.

1,350

118,152

CONSUMER DISCRETIONARY 6.3%

Avery Dennison Corp.†

2,130

113,188

McDonald’s Corp.

23,690

1,395,578

Pall Corp.

2,460

99,187

Walt Disney Co.

38,120

1,230,513

Equifax, Inc.

2,640

95,990

Time Warner, Inc.

72,390

1,195,159

Cintas Corp.

2,700

90,774

Comcast Corp. — Class A*†

61,540

1,123,720

Robert Half International, Inc.†

3,230

87,339

News Corp. — Class A

46,310

948,892

Monster Worldwide, Inc.*

2,560

82,944

Home Depot, Inc.

33,800

910,572

Allied Waste Industries, Inc.*

5,800

63,916

Target Corp.

16,640

832,000

Ryder System, Inc.

1,160

54,532

Lowe’s Cos., Inc.†

29,290

662,540

Total Industrials

29,672,928

Viacom, Inc. — Class A*

13,140

577,109

CONSUMER STAPLES 7.6%

Amazon.com, Inc.*†

6,150

569,736

Procter & Gamble Co.

62,190

4,565,990

Nike, Inc. — Class B

7,690

494,006

Altria Group, Inc.

42,180

3,187,964

Johnson Controls, Inc.

11,890

428,516

PepsiCo, Inc.

32,240

2,447,016

Yum! Brands, Inc.

10,190

389,971

Coca-Cola Co.

39,800

2,442,526

Carnival Corp.

8,750

389,287

Wal-Mart Stores, Inc.

47,310

2,248,644

CBS Corp.

13,720

373,870

CVS Caremark Corp.

29,580

1,175,805

Best Buy Co., Inc.†

7,030

370,129

Kraft Foods, Inc. — Class A

30,980

1,010,877

Clear Channel Communications,

Colgate-Palmolive Co.†

10,210

795,971

Inc.

9,970

344,164

Anheuser-Busch Cos., Inc.

14,700

769,398

Harrah’s Entertainment, Inc.

3,760

333,700

Walgreen Co.

19,860

756,269

DIRECTV Group, Inc.*

14,380

332,466

Costco Wholesale Corp.

8,690

606,214

Staples, Inc.

14,160

326,671

Archer-Daniels-Midland Co.

12,870

597,554

Omnicom Group, Inc.†

6,550

311,321

Kimberly-Clark Corp.

8,470

587,310

Starbucks Corp.*†

14,630

299,476

General Mills, Inc.

6,760

385,320

McGraw-Hill Cos., Inc.

6,590

288,708

Sysco Corp.

12,180

380,138

Kohl’s Corp.*

6,280

287,624

Kroger Co.

13,640

364,324

Ford Motor Co.*†

42,260

284,410

Avon Products, Inc.†

8,590
339,563

General Motors Corp.†

11,330

282,004

Safeway, Inc.

8,860

303,101

International Game Technology,

H.J. Heinz Co.

6,350

296,418

Inc.†

6,320

277,638

Kellogg Co.

5,290

277,355

TJX Cos., Inc.

8,750

251,387

WM Wrigley Jr Co.

4,360

255,278

Harley-Davidson, Inc.

4,840

226,076

Sara Lee Corp.

14,500

232,870

Coach, Inc.*

7,370

225,375

ConAgra Foods, Inc.

9,760

232,190

Macy’s, Inc.

8,670

224,293

Reynolds American, Inc.

3,430

226,243

Fortune Brands, Inc.

3,060

221,422

Clorox Co.

2,770

180,521

Marriott International, Inc. —

UST, Inc.

3,140

172,072

Class A

6,260

213,967

Campbell Soup Co.

4,460

159,356

The Gap, Inc.†

9,330

198,542

SUPERVALU, Inc.

4,230

158,710

GameStop Corp. — Class A*

3,180

197,510

Coca-Cola Enterprises, Inc.

5,730

149,152

J.C. Penney Co., Inc.

4,440

195,316

Molson Coors Brewing Co. —

Apollo Group, Inc. — Class A*†

2,740

192,211

Class B

2,740

141,439

Gannett Co., Inc.†

4,650

181,350

Hershey Co.

3,360

132,384

Starwood Hotels & Resorts

Brown-Forman Corp. — Class B†

1,730

128,210

Worldwide, Inc.

3,990

175,680

Whole Foods Market, Inc.†

2,790

113,832

Bed Bath & Beyond, Inc.*

5,300

155,767

Pepsi Bottling Group, Inc.

2,780

109,699

Genuine Parts Co.

3,360

155,568

Estee Lauder Cos., Inc. — Class A

2,280

99,431

Sears Holdings Corp.*†

1,460

148,993

McCormick & Co., Inc.

2,560

97,050

Newell Rubbermaid, Inc.†

5,590

144,669

Mattel, Inc.

7,350

139,944

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

27

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

S&P 500 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Abercrombie & Fitch Co. —

Qwest Communications

Class A†

1,730

$

138,348

International, Inc.*†

31,450

$

220,464

Nordstrom, Inc.†

3,760

138,105

Embarq Corp.†

3,060

151,562

Goodyear Tire & Rubber Co.*

4,800

135,456

Windstream Corp.†

9,550

124,341

Expedia, Inc.*

4,160

131,539

CenturyTel, Inc.

2,210

91,627

Whirlpool Corp.

1,550

126,526

Citizens Communications Co.

6,560

83,509

Eastman Kodak Co.†

5,770

126,190

Total Telecommunication Services

9,341,113

Tiffany & Co.†

2,720

125,202

UTILITIES 2.7%

Sherwin-Williams Co.

2,090

121,304

Exelon Corp.

13,220

1,079,281

H&R Block, Inc.

6,510

120,891

Southern Co.†

15,210

589,387

VF Corp.

1,760

120,842

Dominion Resources, Inc.

11,710

555,639

Limited Brands, Inc.†

6,220

117,745

FPL Group, Inc.

8,150

552,407

AutoZone, Inc.*

880

105,521

Duke Energy Corp.

25,250

509,292

IAC/ InterActiveCorp*

3,690

99,335

Public Service Enterprise Group,

Washington Post Co. — Class B

120

94,972

Inc.

5,090

500,042

Harman International Industries,

Entergy Corp.

3,890

464,933

Inc.

1,210

89,189

FirstEnergy Corp.

6,100

441,274

Black & Decker Corp.†

1,250

87,062

PPL Corp.

7,450

388,071

Wyndham Worldwide Corp.†

3,560

83,874

American Electric Power Co., Inc.

8,010

372,946

EW Scripps Co. — Class A†

1,790

80,568

Constellation Energy Group, Inc.

3,620

371,159

Stanley Works†

1,650

79,992

Edison International

6,520

347,972

Darden Restaurants, Inc.†

2,840

78,696

Sempra Energy

5,230

323,632

Interpublic Group of Cos., Inc.*†

9,440

76,558

PG&E Corp.†

7,090

305,508

Office Depot, Inc.*

5,470

76,088

AES Corp.*

13,400

286,626

Hasbro, Inc.

2,950

75,461

Consolidated Edison, Inc.

5,440

265,744

D.R. Horton, Inc.†

5,550

73,093

Progress Energy, Inc.†

5,190

251,352

Polo Ralph Lauren Corp.

1,180

72,912

Ameren Corp.†

4,170

226,056

Centex Corp.†

2,430

61,382

Allegheny Energy, Inc.

3,330

211,821

Leggett & Platt, Inc.

3,410

59,470

Xcel Energy, Inc.†

8,410

189,814

Snap-On, Inc.

1,150

55,476

Questar Corp.

3,460

187,186

Family Dollar Stores, Inc.†

2,810

54,036

DTE Energy Co.

3,280

144,189

New York Times Co. — Class A†

2,880

50,486

Pepco Holdings, Inc.

4,010

117,613

Lennar Corp. — Class A†

2,790

49,913

CenterPoint Energy, Inc.

6,430

110,146

Wendy’s International, Inc.

1,750

45,220

NiSource, Inc.†

5,490

103,706

Pulte Homes, Inc.

4,260

44,900

Pinnacle West Capital Corp.†

2,010

85,244

RadioShack Corp.†

2,630

44,342

Integrys Energy Group, Inc.

1,530

79,086

AutoNation, Inc.*

2,760

43,222

CMS Energy Corp.†

4,510

78,384

Meredith Corp.

760

41,785

TECO Energy, Inc.†

4,220

72,626

Liz Claiborne, Inc.†

1,990

40,496

Dynegy, Inc.*

9,930

70,900

KB HOME†

1,540

33,264

Nicor, Inc.†

900

38,115

OfficeMax, Inc.†

1,510

31,197

Brunswick Corp.†

1,760

30,008

Total Utilities

9,320,151

Big Lots, Inc.*†

1,810

28,942

MATERIALS 2.5%

Jones Apparel Group, Inc.

1,710

27,343

Monsanto Co.

10,950

1,223,005

Dillard’s, Inc. — Class A†

1,140

21,409

E.I. du Pont de Nemours and Co.

18,000

793,620

Circuit City Stores, Inc.†

3,380

14,196

Freeport-McMoRan Copper &

Total Consumer Discretionary

21,860,406

Gold, Inc.

7,650

783,666

Dow Chemical Co.

18,910

745,432

TELECOMMUNICATION SERVICES 2.7%

Alcoa, Inc.

16,980

620,619

AT&T, Inc.

121,450

5,047,462

Praxair, Inc.

6,330

561,534

Verizon Communications, Inc.

57,880

2,528,777

Newmont Mining Corp.

9,050

441,912

Sprint Nextel Corp.†

56,960

747,885

Air Products & Chemicals, Inc.

4,310

425,095

American Tower Corp. —

Nucor Corp.

5,770

341,699

Class A*

8,110

345,486

Weyerhaeuser Co.†

4,200

309,708

United States Steel Corp.†

2,370

286,557

28

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2007

S&P 500 2x STRATEGY FUND

MARKET

UNREALIZED

VALUE

LOSS

SHARES

(NOTE 1)

CONTRACTS

(NOTE 1)

International Paper Co.†

8,570

$

277,497

FUTURES CONTRACTS PURCHASED

PPG Industries, Inc.

3,280

230,354

March 2008 S&P 500 Index

Ecolab, Inc.

3,500

179,235

Mini Futures Contracts

Allegheny Technologies, Inc.

2,050

177,120

(Aggregate Market Value

Vulcan Materials Co.†

2,170

171,625

of Contracts $107,638,500)

1,460

$

(363,830)

Sigma-Aldrich Corp.

2,600

141,960

Rohm & Haas Co.

2,510

133,206

UNITS

MeadWestvaco Corp.

3,700

115,810

EQUITY INDEX SWAP AGREEMENTS

Eastman Chemical Co.†

1,620

98,966

March 2008 S&P 500 Index

Ball Corp.

2,010

90,450

Swap, Terminating 03/14/08**

International Flavors & Fragrances,

(Notional Market Value

Inc.

1,630

78,452

$110,925,845)

75,544

$

(483,440)

Sealed Air Corp.

3,230

74,742

March 2008 S&P 500 Index

Pactiv Corp.*

2,610

69,504

Swap, Terminating 03/28/08**

Bemis Co.†

2,010

55,034

(Notional Market Value

Ashland, Inc.

1,120

53,122

$218,527,155)

148,824

(1,543,431)

Titanium Metals Corp.†

1,750

46,288

Hercules, Inc.†

2,320

44,892

(Total Notional Market

Value $329,453,000)

$

(2,026,871)

Total Materials

8,571,104

Total Common Stocks

(Cost $166,436,816)

257,717,899

FACE

AMOUNT

REPURCHASE AGREEMENTS 23.9%

Repurchase Agreement (Note 5)

UBS Financial Services, Inc.

issued 12/31/07 at 1.14%

due 01/02/08

$66,939,499

66,939,499

Lehman Brothers Holdings, Inc.

issued 12/31/07 at 1.00%

due 01/02/08††

16,005,001

16,005,001

Total Repurchase Agreements

(Cost $82,944,500)

82,944,500

SECURITIES LENDING COLLATERAL 4.7%

Investment in Securities Lending Short Term

Investment Portfolio Held by

U.S. Bank (Note 8)

16,440,676

16,440,676

Total Securities Lending Collateral

(Cost $16,440,676)

16,440,676

Total Investments 102.8%

(Cost $265,821,992)

$357,103,075

Liabilities in Excess of

Other Assets – (2.8)%

$

(9,869,617)

Net Assets – 100.0%

$347,233,458

*

Non-Income Producing Security.

**

Price Return based on S&P 500 Index +/- financing at a variable rate.

†

All or a portion of this security is on loan at December 31, 2007 — See Note 8.

††

All or a portion of this security is pledged as equity index swap collateral at December 31, 2007.

REIT — Real Estate Investment Trust.

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

29

SCHEDULE OF INVESTMENTS

December 31, 2007

INVERSE S&P 500 2x STRATEGY FUND

MARKET

UNREALIZED

FACE

VALUE

GAIN

AMOUNT

(NOTE 1)

CONTRACTS

(NOTE 1)

FEDERAL AGENCY DISCOUNT NOTES 61.8%

FUTURES CONTRACTS SOLD SHORT

Federal Home Loan Bank*

March 2008 S&P 500 Index

4.31% due 02/06/08

$50,000,000

$

49,790,486

Mini Futures Contracts

4.23% due 02/08/08

50,000,000

49,782,625

(Aggregate Market Value

Freddie Mac*

of Contracts $209,157,825)

2,837

$

3,029,850

4.25% due 02/11/08

25,000,000

24,882,083

Fannie Mae*

4.31% due 01/11/08

10,000,000

9,989,225

UNITS

Total Federal Agency Discount Notes

EQUITY INDEX SWAP AGREEMENTS

(Cost $134,444,419)

134,444,419

SOLD SHORT

March 2008 S&P 500 Index

REPURCHASE AGREEMENTS 25.5%

Swap, Terminating 03/28/08**

Repurchase Agreement (Note 5)

(Notional Market Value

UBS Financial Services, Inc.

$224,709,013)

153,034

$

1,630,834

issued 12/31/07 at 1.14%

March 2008 S&P 500 Index

due 01/02/08

50,947,708

50,947,708

Swap, Terminating 03/14/08**

Lehman Brothers Holdings, Inc.

(Notional Market Value

issued 12/31/07 at 1.00%

$3,040,031)

2,070

147,517

due 01/02/08†

4,421,247

4,421,247

(Total Notional Market

Total Repurchase Agreements

Value $227,749,044)

$

1,778,351

(Cost $55,368,955)

55,368,955

Total Investments 87.3%

(Cost $189,813,374)

$ 189,813,374

Other Assets in Excess

of Liabilities – 12.7%

$

27,689,952

Net Assets – 100.0%

$ 217,503,326

*

The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the

U.S. Government.

**

Price Return based on S&P 500 Index +/- financing at a variable rate.

†

All or a portion of this security is pledged as equity index swap collateral at December 31, 2007.

30

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

December 31, 2007

OTC 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

COMMON STOCKS 78.6%

CONSUMER DISCRETIONARY 10.1%

Comcast Corp. — Class A*†

305,060

$

5,570,396

INFORMATION TECHNOLOGY 51.6%

Amazon.com, Inc.*†

57,800

5,354,592

Apple, Inc.*

256,040

$

50,716,403

Starbucks Corp.*†

212,920

4,358,472

Microsoft Corp.

675,070

24,032,492

Garmin Ltd.†

42,180

4,091,460

Google, Inc. — Class A*

30,040

20,772,059

Sears Holdings Corp.*†

30,180

3,079,869

Qualcomm, Inc.

413,820

16,283,817

Wynn Resorts Ltd.†

26,130

2,929,957

Research In Motion Ltd.*

117,430

13,316,562

Apollo Group, Inc. — Class A*†

35,360

2,480,504

Cisco Systems, Inc.*

454,450

12,301,961

Staples, Inc.

99,580

2,297,311

Intel Corp.

429,270

11,444,338

Liberty Media Corp - Interactive*

117,000

2,232,360

Oracle Corp.*

447,710

10,109,292

Bed Bath & Beyond, Inc.*†

74,670

2,194,551

eBay, Inc.*

211,650

7,024,663

Expedia, Inc.*†

58,610

1,853,248

Adobe Systems, Inc.*

117,900

5,037,867

EchoStar Communications Corp.*

45,460

1,714,751

Dell, Inc.*

172,850

4,236,553

IAC/ InterActiveCorp*†

61,760

1,662,579

Nvidia Corp.*

114,384

3,891,344

Liberty Global, Inc. — Class A*†

39,650

1,553,883

Electronic Arts, Inc.*†

66,567

3,888,178

Virgin Media, Inc.

74,870

1,283,272

Yahoo!, Inc.*

134,700

3,133,122

Focus Media Holding —

Symantec Corp.*

190,140

3,068,860

SP ADR*†

22,550

1,281,066

Intuit, Inc.*

87,880

2,777,887

Discovery Holding Co. —

Paychex, Inc.†

74,530

2,699,477

Class A*

50,100

1,259,514

Applied Materials, Inc.

149,420

2,653,699

Sirius Satellite Radio, Inc.*†

333,540

1,010,626

Autodesk, Inc.*

50,440

2,509,894

Lamar Advertising Co. —

Fiserv, Inc.*†

43,180

2,396,058

Class A†

15,900

764,313

Juniper Networks, Inc.*†

71,870

2,386,084

Petsmart, Inc.†

26,720

628,722

Broadcom Corp. — Class A*

90,020

2,353,123

Total Consumer Discretionary

47,601,446

Flextronics International Ltd.*†

189,260

2,282,476

HEALTH CARE 9.9%

KLA-Tencor Corp.†

46,280

2,228,845

Gilead Sciences, Inc.*

192,180

8,842,202

Cognizant Technology Solutions

Teva Pharmaceutical Industries

Corp. — Class A*

59,330

2,013,660

Ltd. — SP ADR†

129,710

6,028,921

Linear Technology Corp.†

62,620

1,993,195

Genzyme Corp.*

69,905

5,203,728

Baidu.com - SP ADR*

5,010

1,955,854

Amgen, Inc.*†

106,290

4,936,108

Altera Corp.

99,040

1,913,453

Biogen Idec, Inc.*†

66,860

3,805,671

Network Appliance, Inc.*

75,460

1,883,482

Celgene Corp.*

80,236

3,707,706

Citrix Systems, Inc.*

47,250

1,795,972

Express Scripts, Inc.*

47,150

3,441,950

Xilinx, Inc.†

81,770

1,788,310

Intuitive Surgical, Inc.*†

8,003

2,596,973

Marvell Technology Group Ltd.*

118,610

1,658,168

Hologic, Inc.*†

27,770

1,906,133

VeriSign, Inc.*†

43,680

1,642,805

DENTSPLY International, Inc.

30,480

1,372,210

Activision, Inc.*†

54,567

1,620,640

Henry Schein, Inc.*

18,720

1,149,408

SanDisk Corp.*

44,072

1,461,868

Amylin Pharmaceuticals, Inc.*†

27,244

1,008,028

Sun Microsystems, Inc.*

75,570

1,370,084

Cephalon, Inc.*†

13,690

982,394

Logitech International SA*

37,120

1,360,077

Patterson Cos., Inc.*†

28,110

954,334

BEA Systems, Inc.*†

78,790

1,243,306

Vertex Pharmaceuticals, Inc.*†

29,010

673,902

Microchip Technology, Inc.

37,340

1,173,223

Lam Research Corp.*†

26,950

1,165,048

Total Health Care

46,609,668

Akamai Technologies, Inc.*†

33,381

1,154,983

INDUSTRIALS 4.0%

Infosys Technologies Ltd. —

Paccar, Inc.†

86,560

4,715,789

SP ADR

23,447

1,063,556

Foster Wheeler Ltd.*

15,740

2,440,015

Check Point Software

Expeditors International

Technologies Ltd.*

46,110

1,012,576

Washington, Inc.

43,870

1,960,111

Cadence Design Systems, Inc.*†

59,050

1,004,441

CH Robinson Worldwide, Inc.

35,180

1,903,942

Tellabs, Inc.*†

52,480

343,219

Joy Global, Inc.

22,250

1,464,495

Total Information Technology

242,162,974

Cintas Corp.†

39,960

1,343,455

Fastenal Co.†

30,070

1,215,429

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

31

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2007

OTC 2x STRATEGY FUND

MARKET

MARKET

VALUE

FACE

VALUE

SHARES

(NOTE 1)

AMOUNT

(NOTE 1)

Stericycle, Inc.*†

19,140

$

1,136,916

SECURITIES LENDING COLLATERAL 8.0%

Ryanair Holdings PLC —

Investment in Securities Lending Short Term

SP ADR*†

24,380

961,547

Investment Portfolio Held by

Monster Worldwide, Inc.*†

27,410

888,084

U.S. Bank (Note 8)

$37,760,930

$

37,760,930

UAL Corp.*†

22,860

815,188

Total Securities Lending Collateral

Total Industrials

18,844,971

(Cost $37,760,930)

37,760,930

TELECOMMUNICATION SERVICES 1.2%

Total Investments 104.9%

Millicom International Cellular

(Cost $345,125,774)

$ 492,572,273

SA*†

20,510

2,418,949

Liabilities in Excess of

NII Holdings, Inc. — Class B*†

35,290

1,705,213

Other Assets – (4.9)%

$ (23,179,041)

Level 3 Communications, Inc.*†

314,090

954,834

Net Assets – 100.0%

$ 469,393,232

Leap Wireless International,

Inc. — Class B*†

14,210

662,754

UNREALIZED

Total Telecommunication Services

5,741,750

GAIN (LOSS)

CONSUMER STAPLES 1.2%

CONTRACTS

(NOTE 1)

Costco Wholesale Corp.

47,940

3,344,294

FUTURES CONTRACTS PURCHASED

Whole Foods Market, Inc.†

28,650

1,168,920

March 2008 Nasdaq 100 Index

Hansen Natural Corp.*

19,140

847,711

Mini Futures Contracts

Total Consumer Staples

5,360,925

(Aggregate Market Value

MATERIALS 0.6%

of Contracts $178,965,780)

4,254

$

1,076,731

Sigma-Aldrich Corp.†

26,180

1,429,428

Steel Dynamics, Inc.†

20,870

1,243,226

UNITS

Total Materials

2,672,654

Total Common Stocks

EQUITY INDEX SWAP AGREEMENTS

(Cost $221,547,889)

368,994,388

March 2008 Nasdaq 100 Index

Swap, Terminating 03/14/08**

FACE

(Notional Market Value

AMOUNT

$184,605,558)

88,543

$

(1,885,961)

REPURCHASE AGREEMENTS 18.3%

March 2008 Nasdaq 100 Index

Repurchase Agreement (Note 5)

Swap, Terminating 03/28/08**

UBS Financial Services, Inc.

(Notional Market Value

issued 12/31/07 at 1.14%

$208,491,265)

99,999

(2,177,831)

due 01/02/08

$62,414,493

62,414,493

(Total Notional Market

Lehman Brothers Holdings, Inc.

Value $393,096,823)

$

(4,063,792)

issued 12/31/07 at 1.00%

due 01/02/08††

23,402,462

23,402,462

Total Repurchase Agreements

(Cost $85,816,955)

85,816,955

*

Non-Income Producing Security.

**

Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

†

All or a portion of this security is on loan at December 31, 2007 — See Note 8.

††

All or a portion of this security is pledged as equity index swap collateral at December 31, 2007.

ADR — American Depository Receipt.

32

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

December 31, 2007

INVERSE OTC 2x STRATEGY FUND

MARKET

FACE

VALUE

AMOUNT

(NOTE 1)

FEDERAL AGENCY DISCOUNT NOTES 58.8%

Federal Home Loan Bank*

4.23% due 02/08/08

$50,000,000

$

49,782,625

4.21% due 02/11/08

25,000,000

24,883,056

4.29% due 02/13/08

25,000,000

24,874,875

Fannie Mae*

4.31% due 01/11/08

10,000,000

9,989,225

Total Federal Agency Discount Notes

(Cost $109,529,781)

109,529,781

REPURCHASE AGREEMENTS 32.5%

Repurchase Agreement (Note 5)

UBS Financial Services, Inc.

issued 12/31/07 at 1.14%

due 01/02/08

42,124,962

42,124,962

Lehman Brothers Holdings, Inc.

issued 12/31/07 at 1.00%

due 01/02/08†

18,390,159

18,390,159

Total Repurchase Agreements

(Cost $60,515,121)

60,515,121

Total Investments 91.3%

(Cost $170,044,902)

$ 170,044,902

Other Assets in Excess

of Liabilities – 8.7%

$

16,250,340

Net Assets – 100.0%

$ 186,295,242

UNREALIZED

GAIN

CONTRACTS

(NOTE 1)

FUTURES CONTRACTS SOLD SHORT

March 2008 Nasdaq 100 Index

Mini Futures Contracts

(Aggregate Market Value

of Contracts $86,117,290)

2,047

$

1,142,873

UNITS

EQUITY INDEX SWAP AGREEMENTS

SOLD SHORT

March 2008 Nasdaq 100 Index

Swap, Terminating 03/28/08**

(Notional Market Value

$151,879,247)

72,846

$

1,667,926

March 2008 Nasdaq 100 Index

Swap, Terminating 03/14/08**

(Notional Market Value

$136,579,558)

65,508

1,023,083

(Total Notional Market

Value $288,458,805)

$

2,691,009

*

The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the

U.S. Government.

**

Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

†

All or a portion of this security is pledged as equity index swap collateral at December 31, 2007.

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

33

SCHEDULE OF INVESTMENTS

December 31, 2007

DOW 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

COMMON STOCKS 80.4%

MATERIALS 4.0%

E.I. du Pont de Nemours and Co.

32,620

$

1,438,216

INDUSTRIALS 20.7%

Alcoa, Inc.

32,616

1,192,115

Boeing Co.

32,620

$

2,852,945

Total Materials

2,630,331

3M Co.

32,620

2,750,519

Total Common Stocks

United Technologies Corp.

32,616

2,496,429

(Cost $45,549,209)

53,229,676

Caterpillar, Inc.

32,620

2,366,907

Honeywell International, Inc.

32,620

2,008,413

FACE

General Electric Co.

32,620

1,209,223

AMOUNT

Total Industrials

13,684,436

REPURCHASE AGREEMENTS 18.8%

CONSUMER STAPLES 12.7%

Repurchase Agreement (Note 5)

Altria Group, Inc.

32,620

2,465,420

UBS Financial Services, Inc.

Procter & Gamble Co.

32,620

2,394,961

issued 12/31/07 at 1.14%

Coca-Cola Co.

32,620

2,001,889

due 01/02/08

$8,160,726

8,160,726

Wal-Mart Stores, Inc.

32,617

1,550,286

Lehman Brothers Holdings, Inc.

Total Consumer Staples

8,412,556

issued 12/31/07 at 1.00%

INFORMATION TECHNOLOGY 10.9%

due 01/02/08††

4,248,040

4,248,040

International Business Machines

Total Repurchase Agreements

Corp.

32,624

3,526,654

(Cost $12,408,766)

12,408,766

Hewlett-Packard Co.

32,620

1,646,658

SECURITIES LENDING COLLATERAL 0.7%

Microsoft Corp.

32,620

1,161,272

Investment in Securities Lending Short Term

Intel Corp.

32,620

869,649

Investment Portfolio Held by

Total Information Technology

7,204,233

U.S. Bank (Note 8)

490,100

490,100

FINANCIALS 9.0%

Total Securities Lending Collateral

American International Group, Inc.

32,624

1,901,979

(Cost $490,100)

490,100

American Express Co.

32,618

1,696,788

Total Investments 99.9%

JPMorgan Chase & Co.

32,617

1,423,732

(Cost $58,448,075)

$  66,128,542

Citigroup, Inc.

32,620

960,333

Other Assets in Excess

Total Financials

5,982,832

of Liabilities – 0.1%

$

53,042

HEALTH CARE 7.3%

Net Assets – 100.0%

$ 66,181,584

Johnson & Johnson, Inc.

32,620

2,175,754

Merck & Co., Inc.

32,620

1,895,548

UNREALIZED

Pfizer, Inc.

32,620

741,453

GAIN (LOSS)

Total Health Care

4,812,755

CONTRACTS

(NOTE 1)

CONSUMER DISCRETIONARY 7.0%

FUTURES CONTRACTS PURCHASED

McDonald’s Corp.

32,620

1,921,644

March 2008 Dow Jones

Walt Disney Co.

32,618

1,052,909

Industrial Average Index

Home Depot, Inc.

32,617

878,702

Mini Futures Contracts

General Motors Corp.†

32,620

811,912

(Aggregate Market Value

Total Consumer Discretionary

4,665,167

of Contracts $50,176,155)

753

$

140,700

ENERGY 4.6%

Exxon Mobil Corp.

32,620

3,056,168

UNITS

Total Energy

3,056,168

EQUITY INDEX SWAP AGREEMENT

TELECOMMUNICATION SERVICES 4.2%

March 2008 Dow Jones

Verizon Communications, Inc.

32,625

1,425,386

Industrial Average Index

AT&T, Inc.

32,623

1,355,812

Swap, Terminating 03/14/08*

Total Telecommunication Services

2,781,198

(Notional Market Value

$30,013,714)

2,263

$

(592,363)

*

Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

†

All or a portion of this security is on loan at December 31, 2007 — See Note 8.

††

All or a portion of this security is pledged as equity index swap collateral at December 31, 2007.

34

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

December 31, 2007

INVERSE DOW 2x STRATEGY FUND

MARKET

FACE

VALUE

AMOUNT

(NOTE 1)

REPURCHASE AGREEMENTS 95.6%

Repurchase Agreement (Note 5)

UBS Financial Services, Inc.

issued 12/31/07 at 1.14%

due 01/02/08

$32,891,243

$ 32,891,243

Lehman Brothers Holdings, Inc.

issued 12/31/07 at 1.00%

due 01/02/08†

9,734,782

9,734,782

Total Repurchase Agreements

(Cost $42,626,025)

42,626,025

Total Investments 95.6%

(Cost $42,626,025)

$ 42,626,025

Other Assets in Excess

of Liabilities – 4.4%

$

1,946,514

Net Assets – 100.0%

$  44,572,539

UNREALIZED

GAIN

CONTRACTS

(NOTE 1)

FUTURES CONTRACTS SOLD SHORT

March 2008 Dow Jones

Industrial Average Index

Mini Futures Contracts

(Aggregate Market Value

of Contracts $14,926,240)

224

$

247,536

UNITS

EQUITY INDEX SWAP AGREEMENT

SOLD SHORT

March 2008 Dow Jones

Industrial Average Index

Swap, Terminating 03/14/08*

(Notional Market Value

$73,810,422)

5,564

$

1,514,389

*

Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

†

All or a portion of this security is pledged as equity index swap collateral at December 31, 2007.

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

35

SCHEDULE OF INVESTMENTS

December 31, 2007

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

COMMON STOCKS 60.6%

Macrovision Corp.*†

2,490

$

45,642

FEI Co.*

1,830

45,439

INFORMATION TECHNOLOGY 11.1%

Standard Microsystems Corp.*

1,160

45,321

Ansys, Inc.*†

2,690

$

111,527

Brooks Automation, Inc.*

3,380

44,650

Flir Systems, Inc.*

3,220

100,786

Semtech Corp.*†

2,860

44,387

Micros Systems, Inc.*†

1,420

99,627

Synaptics, Inc.*

1,070

44,041

Polycom, Inc.*†

3,330

92,507

Insight Enterprises, Inc.*

2,400

43,776

Foundry Networks, Inc.*†

5,200

91,104

Amkor Technology, Inc.*†

5,120

43,674

Sybase, Inc.*†

3,350

87,401

Mantech International Corp. —

Equinix, Inc.*†

850

85,909

Class A*

990

43,382

ON Semiconductor Corp.*†

9,030

80,186

ViaSat, Inc.*

1,250

43,037

Arris Group, Inc.*†

7,913

78,971

Cabot Microelectronics Corp.*†

1,180

42,374

Parametric Technology Corp.*†

4,330

77,290

MTS Systems Corp.†

940

40,110

Anixter International, Inc.*

1,180

73,479

Ariba, Inc.*†

3,590

40,028

Jack Henry & Associates, Inc.

2,960

72,046

SonicWALL, Inc.*

3,700

39,664

3Com Corp.*

15,160

68,523

Brightpoint, Inc.*

2,550

39,168

ValueClick, Inc.*

3,090

67,671

MicroStrategy, Inc. — Class A*

410

38,991

Atheros Communications, Inc.*

2,180

66,577

Littelfuse, Inc.*†

1,180

38,893

TIBCO Software, Inc.*†

7,950

64,156

Tessera Technologies, Inc.*†

930

38,688

Informatica Corp.*

3,560

64,151

Blue Coat Systems, Inc.*

1,160

38,129

Rofin-Sinar Technologies, Inc.*

1,280

61,581

Epicor Software Corp.*

3,220

37,932

Itron, Inc.*†

640

61,421

Hutchinson Technology, Inc.*

1,430

37,638

RF Micro Devices, Inc.*†

10,690

61,040

SPSS, Inc.*

1,040

37,346

Concur Technologies, Inc.*

1,660

60,109

Methode Electronics, Inc. —

Progress Software Corp.*

1,740

58,603

Class A

2,240

36,826

CACI International, Inc. —

United Online, Inc.†

3,030

35,815

Class A*

1,290

57,753

THQ, Inc.*

1,240

34,956

Skyworks Solutions, Inc.*

6,640

56,440

Electro Scientific Industries, Inc.*

1,750

34,737

Euronet Worldwide, Inc.*†

1,880

56,400

VistaPrint Ltd.*

800

34,280

PMC - Sierra, Inc.*

8,580

56,113

Bankrate, Inc.*†

710

34,144

SAIC, Inc.*†

2,780

55,934

Pericom Semiconductor Corp.*

1,790

33,473

Quest Software, Inc.*

3,020

55,689

JDA Software Group, Inc.*

1,630

33,350

Lawson Software, Inc.*

5,410

55,398

Novatel Wireless, Inc.*†

2,010

32,562

Benchmark Electronics, Inc.*†

3,120

55,318

Sycamore Networks, Inc.*

8,470

32,525

Netgear, Inc.*†

1,540

54,932

Mattson Technology, Inc.*

3,710

31,758

Electronics for Imaging, Inc.*†

2,440

54,851

EMS Technologies, Inc.*

1,030

31,147

Comtech Telecommunications

TheStreet.com, Inc.†

1,950

31,044

Corp.*

1,010

54,550

Microsemi Corp.*

1,380

30,553

Net 1 UEPS Technologies, Inc.*†

1,830

53,729

CMGI, Inc.*

2,330

30,500

Plantronics, Inc.†

2,060

53,560

AMIS Holdings, Inc.*

3,030

30,361

Cymer, Inc.*†

1,370

53,334

Palm, Inc.†

4,740

30,052

Technitrol, Inc.

1,860

53,159

Immersion Corp.*†

2,310

29,914

SRA International, Inc. — Class A*

1,800

53,010

Formfactor, Inc.*†

890

29,459

Nuance Communications, Inc.*†

2,830

52,864

CSG Systems International, Inc.*

2,000

29,440

Perot Systems Corp. — Class A*†

3,870

52,245

Sigma Designs, Inc.*†

530

29,256

MPS Group, Inc.*†

4,660

50,980

Vignette Corp.*

2,000

29,220

Avocent Corp.*†

2,180

50,816

Sonus Networks, Inc.*†

4,920

28,684

Checkpoint Systems, Inc.*

1,940

50,401

Loral Space & Communications,

Zoran Corp.*†

2,220

49,972

Inc.*

830

28,427

ATMI, Inc.*

1,520

49,020

RealNetworks, Inc.*†

4,660

28,379

Dycom Industries, Inc.*†

1,830

48,769

AsiaInfo Holdings, Inc.*

2,570

28,270

j2 Global Communications, Inc.*†

2,240

47,421

Excel Technology, Inc.*

1,040

28,184

MKS Instruments, Inc.*†

2,440

46,702

LoJack Corp.*

1,660

27,905

Advent Software, Inc.*†

860

46,526

CTS Corp.

2,800

27,804

Entegris, Inc.*

5,290

45,653

Digi International, Inc.*

1,950

27,670

36

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Black Box Corp.

760

$

27,489

The Knot, Inc.*

1,120

$

17,853

SYNNEX Corp.*

1,390

27,244

Blackboard, Inc.*†

440

17,710

Gerber Scientific, Inc.*

2,520

27,216

Manhattan Associates, Inc.*

670

17,661

Sykes Enterprises, Inc.*

1,500

27,000

Ultimate Software Group, Inc.*

560

17,623

infoUSA, Inc. — Class B

2,970

26,522

LivePerson, Inc.*

3,260

17,408

Rimage Corp.*†

1,020

26,469

Plexus Corp.*

660

17,332

KEMET Corp.*

3,860

25,592

LoopNet, Inc.*†

1,230

17,282

Art Technology Group, Inc.*†

5,890

25,445

Ness Technologies, Inc.*

1,870

17,260

Keynote Systems, Inc.*

1,790

25,149

L-1 Identity Solutions, Inc.*†

960

17,232

Digital River, Inc.*†

760

25,133

Greenfield Online, Inc.*

1,170

17,094

Sohu.com, Inc.*

460

25,079

Rudolph Technologies, Inc.*†

1,490

16,867

Vasco Data Security International*

890

24,849

Marchex, Inc.†

1,550

16,833

Sirf Technology Holdings, Inc.*†

970

24,376

Blackbaud, Inc.

600

16,824

Quantum Corp.*

8,940

24,049

Mentor Graphics Corp.*

1,560

16,817

iGate Corp.*

2,810

23,801

Anadigics, Inc.*†

1,440

16,661

Photronics, Inc.*†

1,900

23,693

Gartner, Inc. — Class A*†

940

16,506

Aspen Technology, Inc.*†

1,440

23,357

Imergent, Inc.†

1,550

16,415

Smart Modular Technologies WWH,

Ciber, Inc.*

2,630

16,069

Inc.*

2,290

23,312

DealerTrack Holdings, Inc.*†

480

16,066

Ultra Clean Holdings*

1,900

23,180

Measurement Specialties, Inc.*

700

15,470

Cass Information Systems, Inc.

690

23,053

DSP Group, Inc.*

1,260

15,372

Emulex Corp.*†

1,390

22,685

Wind River Systems, Inc.*†

1,700

15,181

Wright Express Corp.*†

630

22,359

Exar Corp.*

1,900

15,143

TTM Technologies, Inc.*†

1,900

22,154

Avid Technology, Inc.*†

500

14,170

CPI International, Inc.*

1,280

21,888

Chordiant Software, Inc.*

1,620

13,851

Micrel, Inc.†

2,550

21,548

Cybersource Corp.*†

720

12,794

Cogent, Inc.*

1,920

21,408

Omniture, Inc.*†

360

11,984

Cirrus Logic, Inc.*

4,050

21,384

Agilsys, Inc.

760

11,491

CNET Networks, Inc.*†

2,330

21,296

BearingPoint, Inc.*†

3,910

11,065

Triquint Semiconductor, Inc.*†

3,200

21,216

Cognex Corp.

540

10,881

Advanced Energy Industries, Inc.*

1,570

20,536

Coherent, Inc.*

430

10,780

InterDigital, Inc.*

870

20,297

Rogers Corp.*

210

9,108

Radiant Systems, Inc.*

1,160

19,987

OmniVision Technologies, Inc.*†

510

7,982

Mastec, Inc.*†

1,920

19,526

Mercadolibre, Inc.*†

100

7,388

Newport Corp.*†

1,520

19,441

Scansource, Inc.*†

210

6,794

Cohu, Inc.

1,260

19,278

ACI Worldwide, Inc.*†

310

5,902

Diodes, Inc.*†

640

19,245

CommScope, Inc.*

102

4,998

Extreme Networks, Inc.*

5,420

19,187

Imation Corp.†

210

4,410

Hittite Microwave Corp.*†

400

19,104

SAVVIS, Inc.*

140

3,907

Take-Two Interactive Software,

Sapient Corp.*

440

3,876

Inc.*†

1,030

19,004

Commvault Systems, Inc.*

180

3,812

SI International, Inc.*

690

18,954

Tekelec*

300

3,750

Super Micro Computer, Inc.*

2,450

18,792

Websense, Inc.*†

220

3,736

Harmonic, Inc.*

1,790

18,759

Daktronics, Inc.†

160

3,611

Faro Technologies, Inc.*

690

18,754

Synchronoss Technologies, Inc.*†

100

3,544

EPIQ Systems, Inc.*

1,070

18,629

Applied Micro Circuits Corp.*

370

3,234

Trident Microsystems, Inc.*†

2,830

18,565

PC Connection, Inc.*

280

3,178

EarthLink, Inc.*

2,620

18,523

Total Information Technology

6,712,600

Adaptec, Inc.*

5,480

18,522

FINANCIALS 10.9%

S1 Corp.*

2,530

18,469

Alexandria Real Estate Equities,

ADTRAN, Inc.†

860

18,387

Inc.†

1,090

110,820

Intermec, Inc.*†

900

18,279

Nationwide Health Properties,

Kulicke & Soffa Industries, Inc.*†

2,650

18,179

Inc.†

3,130

98,188

MAXIMUS, Inc.

470

18,147

Aspen Insurance Holdings Ltd.†

3,150

90,846

Heartland Payment Systems, Inc.†

670

17,956

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

37

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Platinum Underwriters Holdings

FNB Corp.†

2,760

$

40,572

Ltd.†

2,230

$

79,299

Glacier Bancorp, Inc.†

2,130

39,916

Senior Housing Properties Trust

3,220

73,030

Alabama National Bancorporation

490

38,127

ProAssurance Corp.*†

1,290

70,847

Sterling Bancshares, Inc.

3,400

37,944

Waddell & Reed Financial, Inc. —

The Midland Co.

570

36,873

Class A†

1,890

68,210

Commerce Group, Inc.†

1,020

36,700

SVB Financial Group*†

1,350

68,040

United Community Banks, Inc.†

2,260

35,708

Montpelier Re Holdings Ltd.†

3,990

67,870

Parkway Properties, Inc.

950

35,131

IPC Holdings Ltd.†

2,350

67,844

Ashford Hospitality Trust, Inc.†

4,850

34,871

Max Capital Group Ltd.†

2,400

67,176

NBT Bancorp Inc.

1,520

34,686

Apollo Investment Corp.†

3,880

66,154

Gramercy Capital Corp.†

1,420

34,520

National Retail Properties, Inc.†

2,820

65,932

MFA Mortgage Investments, Inc.†

3,730

34,502

Delphi Financial Group, Inc. —

Chemical Financial Corp.†

1,450

34,495

Class A†

1,750

61,740

IBERIABANK Corp.

720

33,660

BioMed Realty Trust, Inc.†

2,620

60,705

Harleysville Group, Inc.

950

33,611

Realty Income Corp.†

2,230

60,255

FirstFed Financial Corp.*†

910

32,596

Knight Capital Group, Inc. —

GAMCO Investors, Inc. — Class A†

470

32,524

Class A*†

4,160

59,904

MCG Capital Corp.

2,800

32,452

DiamondRock Hospitality Co.†

3,820

57,224

Potlatch Corp.

720

31,997

Phoenix Cos., Inc.

4,780

56,739

Hercules Technology Growth

Cathay General Bancorp†

2,120

56,159

Capital, Inc.

2,560

31,795

UCBH Holdings, Inc.†

3,960

56,074

FBL Financial Group, Inc. —

Entertainment Properties Trust†

1,170

54,990

Class A

920

31,768

First Niagara Financial Group,

Renasant Corp.†

1,470

31,708

Inc.†

4,470

53,819

Medical Properties Trust, Inc.†

3,060

31,181

Strategic Hotel Capital, Inc.†

3,150

52,699

Highwoods Properties, Inc.†

1,060

31,143

RLI Corp.

910

51,679

National Western Life Insurance

MB Financial Corp.

1,630

50,253

Co. — Class A

150

31,105

South Financial Group, Inc.†

3,200

50,016

National Financial Partners Corp.†

680

31,015

Citizens Banking Corp.†

3,420

49,624

Validus Holdings Ltd.*†

1,180

30,656

First Community Bancorp

1,180

48,663

First Merchants Corp.

1,400

30,576

International Bancshares Corp.

2,320

48,581

First Charter Corp.†

1,010

30,159

Prosperity Bancshares, Inc.

1,640

48,200

Sandy Spring Bancorp, Inc.

1,080

30,046

Odyssey Re Holdings Corp.

1,310

48,090

Banco Latinoamericano de

American Financial Realty Trust

5,980

47,960

Exportaciones SA

1,840

30,010

Sunstone Hotel Investors, Inc.†

2,620

47,920

Presidential Life Corp.

1,700

29,767

United Bankshares, Inc.

1,690

47,354

First Financial Corp.

1,040

29,474

Ares Capital Corp.

3,220

47,109

Portfolio Recovery Associates, Inc.†

740

29,356

Omega Healthcare Investors, Inc.

2,860

45,903

Texas Capital Bancshares, Inc.*

1,600

29,200

Signature Bank*†

1,340

45,225

First Mercury Financial Corp.*

1,190

29,036

Cash America International, Inc.†

1,400

45,220

Assured Guaranty Ltd.

1,080

28,663

Digital Realty Trust, Inc.†

1,160

44,509

Amtrust Financial Services, Inc.†

2,080

28,642

Boston Private Financial Holdings,

Capital Trust, Inc. — Class A†

930

28,504

Inc.†

1,620

43,870

First Industrial Realty Trust, Inc.†

820

28,372

Navigators Group, Inc.*

670

43,550

American Physicians Capital, Inc.†

680

28,193

Pacific Capital Bancorp

2,150

43,279

Zenith National Insurance Corp.†

630

28,180

Provident Financial Services, Inc.

2,950

42,539

Chittenden Corp.

790

28,140

Lexington Realty Trust†

2,920

42,457

First Bancorp Puerto Rico†

3,810

27,775

Umpqua Holding Corp.†

2,760

42,338

SeaBright Insurance Holdings, Inc.*

1,830

27,596

Stifel Financial Corp.*†

800

42,056

DCT Industrial Trust, Inc.

2,960

27,558

Extra Space Storage, Inc.†

2,920

41,727

Bancfirst Corp.

640

27,424

Piper Jaffray Cos., Inc.*

900

41,688

Financial Federal Corp.†

1,230

27,417

Acadia Realty Trust†

1,620

41,488

FirstMerit Corp.†

1,370

27,414

Horace Mann Educators Corp.

2,190

41,479

CNA Surety Corp.*

1,380

27,310

Sterling Financial Corp.

2,460

41,303

Ramco-Gershenson Properties Trust

1,270

27,140

38

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

United Fire & Casualty Co.

930

$

27,054

Hallmark Financial Services, Inc.*†

1,280

$

20,301

Post Properties, Inc.

770

27,042

Westamerica Bancorporation†

450

20,047

Marathon Acquisition Corp.*†

3,470

26,997

BankAtlantic Bancorp, Inc. —

Amerisafe, Inc.*

1,740

26,987

Class A

4,880

20,008

AmericanWest Bancorp

1,530

26,974

Advanta Corp.

2,470

19,933

Prospect Capital Corp.†

2,060

26,883

WesBanco, Inc.

960

19,776

Peoples Bancorp, Inc.

1,070

26,632

World Acceptance Corp.*†

730

19,695

WSFS Financial Corp.

530

26,606

Thomas Weisel Partners Group,

Federal Agricultural Mortgage

Inc.*

1,430

19,634

Corp.

1,010

26,583

Triad Guaranty, Inc.*†

2,000

19,600

Susquehanna Bancshares, Inc.†

1,440

26,554

Brookline Bancorp, Inc.

1,900

19,304

Berkshire Hills Bancorp, Inc.

1,020

26,520

Greenhill & Co., Inc.†

290

19,279

Community Bank System, Inc.

1,330

26,427

Green Bankshares, Inc.

990

19,008

Winthrop Realty Trust

4,980

26,344

Deerfield Capital Corp.†

2,375

19,000

LTC Properties, Inc.†

1,040

26,052

Ezcorp, Inc. — Class A*

1,660

18,741

GFI Group, Inc.*

270

25,844

Bank Mutual Corp.

1,770

18,709

Central Pacific Financial Corp.

1,400

25,844

National Health Investors, Inc.

670

18,693

Sun Bancorp, Inc.*

1,630

25,721

Corporate Office Properties Trust

SWS Group, Inc.

2,030

25,720

SBI†

590

18,585

West Coast Bancorp

1,380

25,530

Ocwen Financial Corp., Inc.*†

3,280

18,171

First Bancorp

1,350

25,501

UMB Financial Corp.†

470

18,029

First Midwest Bancorp, Inc.†

830

25,398

Healthcare Realty Trust, Inc.†

710

18,027

Baldwind & Lyons, Inc. — Class B

920

25,263

Selective Insurance Group, Inc.

780

17,932

NorthStar Realty Finance Corp.†

2,820

25,154

Resource Capital Corp.†

1,920

17,875

JER Investors Trust, Inc.†

2,320

24,986

TrustCo Bank Corp.†

1,800

17,856

PFF Bancorp, Inc.†

2,070

24,923

Inland Real Estate Corp.†

1,260

17,842

Great Southern Bancorp, Inc.

1,130

24,815

Frontier Financial Corp.†

960

17,827

Hilb Rogal & Hobbs Co.

610

24,748

Tanger Factory Outlet Centers, Inc.†

470

17,724

Home Properties, Inc.†

540

24,219

First State Bancorporation

1,270

17,653

Community Bancorp*†

1,370

23,797

MarketAxess Holdings, Inc.*†

1,370

17,577

Hilltop Holdings, Inc.*

2,150

23,478

Midwest Banc Holdings, Inc.

1,400

17,388

Darwin Professional Underwriters,

Independent Bank Corp.

1,830

17,385

Inc.*

970

23,445

Preferred Bank

660

17,173

Kohlberg Capital Corp.

1,950

23,400

Bankunited Financial Corp. —

Flagstone Reinsurance Holdings

1,670

23,213

Class A†

2,470

17,043

Sierra Bancorp†

930

23,148

Sovran Self Storage, Inc.†

410

16,441

Asta Funding, Inc.†

870

23,003

Trustmark Corp.†

640

16,230

optionsXpress Holdings, Inc.†

680

22,998

Saul Centers, Inc.

300

16,029

Arbor Realty Trust, Inc.†

1,410

22,715

Security Bank Corp.†

1,750

15,995

Mission West Properties

2,350

22,348

Mid-America Apartment

Washington Real Estate Investment

Communities, Inc.†

370

15,818

Trust†

700

21,987

Newcastle Investment Corp.†

1,220

15,811

Anworth Mortgage Asset Corp.†

2,630

21,724

Hanmi Financial Corp.

1,820

15,688

Interactive Brokers Group, Inc. —

FelCor Lodging Trust, Inc.†

1,000

15,590

Class A*

670

21,654

Argo Group International Holdings

Castlepoint Holdings Ltd.

1,790

21,480

Ltd.*

370

15,588

Anthracite Capital, Inc.†

2,930

21,213

Irwin Financial Corp.†

2,030

14,921

LaSalle Hotel Properties†

660

21,054

Royal Bancshares of Pennsylvania,

Corus Bankshares, Inc.†

1,955

20,860

Inc. — Class A

1,220

13,420

Columbia Banking Systems, Inc.†

700

20,811

Maguire Properties, Inc.†

420

12,377

NewAlliance Bancshares, Inc.

1,800

20,736

Eastgroup Properties, Inc.†

270

11,300

United America Indemnity Ltd. —

First Indiana Corp.

350

11,200

Class A*

1,040

20,717

Franklin Bank Corp.*

2,560

11,034

BRT Realty Trust†

1,350

20,655

Pennsylvania Real Estate Investment

Cedar Shopping Centers, Inc.

2,000

20,460

Trust

360

10,685

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

39

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Hancock Holding Co.†

270

$

10,314

Psychiatric Solutions, Inc.*†

2,060

$

66,950

Old National Bancorp†

630

9,425

Affymetrix, Inc.*†

2,800

64,792

Equity Lifestyle Properties, Inc.

190

8,677

Alkermes, Inc.*†

4,110

64,075

Meadowbrook Insurance Group Co.,

Dionex Corp.*

770

63,802

Inc.*

880

8,281

Alexion Pharmaceuticals, Inc.*†

800

60,024

Cousins Properties, Inc.†

360

7,956

Medicis Pharmaceutical Corp. —

Franklin Street Properties Corp., Inc.†

530

7,844

Class A†

2,310

59,991

Employers Holdings, Inc.

410

6,851

Lifecell Corp.*†

1,370

59,061

PS Business Parks, Inc.

120

6,306

Parexel International Corp.*

1,190

57,477

Park National Corp.†

90

5,805

Chemed Corp.

1,020

56,998

Equity One, Inc.†

250

5,758

NuVasive, Inc.*

1,430

56,514

First Commonwealth Financial

Amedisys, Inc.*†

1,160

56,283

Corp.†

470

5,006

Universal American Financial

Wintrust Financial Corp.†

150

4,970

Corp.*

2,170

55,530

Enstar Group*

40

4,897

Applera Corp. - Celera Genomics

First Financial Bankshares, Inc.

120

4,518

Group*

3,440

54,593

Redwood Trust, Inc.†

110

3,766

Centene Corp.*†

1,980

54,331

American Campus Communities, Inc.

140

3,759

XenoPort, Inc.*†

960

53,645

Simmons First National Corp.

140

3,710

Medarex, Inc.*†

5,110

53,246

Investors Bancorp, Inc.*†

260

3,676

ArthroCare Corp.*†

1,100

52,855

National Penn Bancshares, Inc.†

240

3,634

Eclipsys Corp.*†

2,070

52,392

KBW, Inc.*†

140

3,583

Meridian Bioscience, Inc.

1,730

52,038

Alexander’s, Inc.*

10

3,533

Valeant Pharmaceuticals

Provident Bankshares Corp.†

160

3,422

International*†

4,270

51,112

Downey Financial Corp.†

110

3,422

Cubist Pharmaceuticals, Inc.*†

2,450

50,249

CVB Financial Corp.†

330

3,412

Martek Biosciences Corp.*†

1,690

49,990

S&T Bancorp, Inc.

120

3,317

Immucor, Inc.*

1,410

47,926

RAIT Investment Trust†

350

3,017

American Medical Systems

Alfa Corp.

90

1,950

Holdings, Inc.*†

3,280

47,429

Tower Group, Inc.†

10

334

inVentiv Health, Inc.*†

1,500

46,440

Total Financials

6,663,154

Orthofix International NV*

790

45,796

HEALTH CARE 9.3%

Align Technology, Inc.*†

2,710

45,203

Hologic, Inc.*†

3,790

260,146

Analogic Corp.

660

44,695

BioMarin Pharmaceuticals, Inc.*†

3,400

120,360

Omnicell, Inc.*

1,640

44,165

MGI Pharma, Inc.*†

2,750

111,457

Par Pharmaceutical Cos., Inc.*

1,840

44,160

Onyx Pharmaceuticals, Inc.*

1,900

105,678

Alpharma, Inc. — Class A*†

2,160

43,524

OSI Pharmaceuticals, Inc.*

2,040

98,960

AmSurg Corp.*

1,600

43,296

Perrigo Co.†

2,790

97,678

Apria Healthcare Group, Inc.*

2,000

43,140

Inverness Medical Innovations,

Phase Forward, Inc.*

1,980

43,065

Inc.*†

1,600

89,888

Integra LifeSciences Holdings

Adams Respiratory Therapeutics,

Corp.*†

970

40,672

Inc.*

1,330

79,454

Healthspring, Inc.*

2,130

40,577

Myriad Genetics, Inc.*†

1,620

75,200

Sun Healthcare Group, Inc.*

2,360

40,521

United Therapeutics Corp.*†

770

75,190

Healthways, Inc.*†

690

40,324

Bio—Rad Laboratories, Inc. —

Bruker BioSciences Corp.*

2,950

39,235

Class A*

720

74,606

Invacare Corp.†

1,550

39,060

Varian, Inc.*

1,140

74,442

PharmaNet Development Group,

AMERIGROUP Corp.*†

2,030

73,993

Inc.*

990

38,818

Steris Corp.†

2,520

72,677

Sciele Pharma, Inc.*†

1,820

37,219

Illumina, Inc.*†

1,210

71,705

Kendle International, Inc.*†

760

37,179

Magellan Health Services, Inc.*

1,530

71,344

Symmetry Medical, Inc.*

2,110

36,777

Owens & Minor, Inc.†

1,640

69,585

Res-Care, Inc.*

1,460

36,734

Haemonetics Corp.*

1,070

67,431

Conmed Corp.*†

1,580

36,514

Ventana Medical Systems, Inc.*

770

67,167

AMN Healthcare Services, Inc.*

2,100

36,057

Sirona Dental Systems, Inc.*†

1,060

35,489

40

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Matria Healthcare, Inc.*

1,480

$

35,180

Ariad Pharmaceuticals, Inc.*

3,950

$

16,788

The Trizetto Group, Inc.*†

2,000

34,740

Obagi Medical Products, Inc.*

900

16,461

SonoSite, Inc.*†

1,020

34,343

CytRx Corp.*†

5,610

15,932

Molina Healthcare, Inc.*†

880

34,056

Allscripts Healthcare Solutions,

Alnylam Pharmaceuticals, Inc.*†

1,170

34,024

Inc.*†

600

11,652

Vital Signs, Inc.†

660

33,739

Thoratec Corp.*

500

9,095

SurModics, Inc.*†

620

33,647

Neurocrine Biosciences, Inc.*

1,900

8,626

Gentiva Health Services, Inc.*

1,760

33,510

Medicines Co.*†

450

8,622

Air Methods Corp. — SP ADR*

670

33,279

Auxilium Pharmaceuticals, Inc.*

260

7,797

eResearch Technology, Inc.*

2,700

31,914

Incyte Corp.*

640

6,432

Datascope Corp.

860

31,304

Savient Pharmaceuticals, Inc.*†

260

5,972

Greatbatch, Inc.*†

1,560

31,184

HealthExtras, Inc.*

200

5,216

Natus Medical, Inc.*

1,610

31,154

Abaxis, Inc.*

100

3,586

ICU Medical, Inc.*†

865

31,149

Kindred Healthcare, Inc.*

130

3,247

Enzon Pharmaceuticals, Inc.*†

3,240

30,877

Total Health Care

5,619,386

Cepheid, Inc.*

1,170

30,830

INDUSTRIALS 8.8%

RehabCare Group, Inc.*

1,360

30,682

FTI Consulting, Inc.*†

1,690

104,172

National Healthcare Corp.

580

29,986

Genlyte Group, Inc.*

1,010

96,152

LHC Group, Inc.*

1,160

28,977

Bucyrus International, Inc. —

Bentley Pharmaceuticals, Inc.*†

1,900

28,671

Class A

870

86,469

Healthsouth Corp.*†

1,360

28,560

Herman Miller, Inc.

2,460

79,679

MWI Veterinary Supply, Inc.*

710

28,400

Waste Connections, Inc.*†

2,520

77,868

Nektar Therapeutics*†

4,190

28,115

Acuity Brands, Inc.†

1,680

75,600

Albany Molecular Research, Inc.*

1,950

28,041

Watson Wyatt & Co., Holdings†

1,620

75,184

Merit Medical Systems, Inc.*

2,000

27,800

Belden CDT, Inc.†

1,670

74,315

Cypress Bioscience, Inc.*†

2,520

27,796

Actuant Corp. — Class A

2,150

73,121

Pharmion Corp.*†

440

27,658

Teledyne Technologies, Inc.*

1,340

71,462

Medical Action Industries, Inc.*†

1,280

26,688

GrafTech International Ltd.*

4,010

71,177

Medcath Corp.*

1,070

26,279

Deluxe Corp.

2,050

67,424

Quidel Corp.*

1,320

25,700

SkyWest, Inc.

2,450

65,782

Regeneron Pharmaceuticals, Inc.*†

1,050

25,358

Barnes Group, Inc.†

1,920

64,109

Viropharma, Inc.*†

3,190

25,329

Esterline Technologies Corp.*

1,200

62,100

Emergency Medical Services

Baldor Electric Co.

1,820

61,261

Corp. — Class A*†

850

24,888

EMCOR Group, Inc.*

2,550

60,256

Cynosure, Inc.*†

910

24,079

Regal-Beloit Corp.

1,320

59,334

Dendreon Corp.*†

3,810

23,698

IKON Office Solutions, Inc.

4,520

58,850

Zoll Medical Corp.*

860

22,979

Triumph Group, Inc.

710

58,468

Salix Pharmaceuticals Ltd.*†

2,910

22,931

Wabtec Corp.†

1,650

56,826

Cantel Medical Corp.*

1,540

22,453

Applied Industrial Technologies,

Isis Pharmaceuticals, Inc.*†

1,400

22,050

Inc.

1,870

54,267

Human Genome Sciences, Inc.*†

2,090

21,820

Granite Construction, Inc.

1,490

53,908

Seattle Genetics, Inc.*†

1,900

21,660

United Stationers, Inc.*

1,100

50,831

Halozyme Therapeutics, Inc.*†

2,950

20,975

Mueller Industries, Inc.

1,700

49,283

Sunrise Senior Living, Inc.*

670

20,556

Robbins & Myers, Inc.

650

49,159

Cross Country Healthcare, Inc.*

1,430

20,363

Mueller Water Products, Inc. —

Wright Medical Group, Inc.*†

660

19,252

Class A†

5,090

48,457

PSS World Medical, Inc.*

980

19,179

Hexcel Corp.*†

1,980

48,074

Mentor Corp.†

490

19,159

Alaska Air Group, Inc.*

1,890

47,269

Geron Corp.*†

3,330

18,914

Perini Corp.*†

1,140

47,219

Orasure Technologies, Inc.*

2,090

18,580

Kaman Corp. — Class A

1,260

46,381

West Pharmaceutical Services, Inc.

450

18,266

Curtiss-Wright Corp.†

920

46,184

Exelixis, Inc.*

2,100

18,123

Simpson Manufacturing Co., Inc.†

1,730

46,001

Nabi Biopharmaceuticals*†

5,020

18,122

Goodman Global, Inc.*

1,850

45,399

AMAG Pharmaceuticals, Inc.*†

300

18,039

Watsco, Inc.†

1,150

42,274

KV Pharmaceutical Co.*†

630

17,980

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

41

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

G & K Services, Inc. — Class A

1,100

$

41,272

Ampco-Pittsburgh Corp.

730

$

27,835

Interface, Inc. — Class A†

2,520

41,126

Integrated Electrical Services, Inc.*

1,480

27,809

Korn/Ferry International, Inc.*

2,170

40,839

PHH Corp.*

1,540

27,166

Woodward Governor Co.†

600

40,770

LSI Industries, Inc.

1,490

27,118

Circor International, Inc.

870

40,333

CDI Corp.†

1,100

26,686

ABM Industries, Inc.

1,960

39,964

COMSYS IT Partners, Inc.*

1,690

26,668

Atlas Air Worldwide Holdings Co.,

AZZ, Inc.*

940

26,649

Inc.*

720

39,038

Kforce, Inc.*

2,690

26,228

Heidrick & Struggles International,

Waste Industries USA, Inc.

720

26,136

Inc.†

1,050

38,965

Pinnacle Airlines Corp.*

1,710

26,078

A.O. Smith Corp.

1,110

38,906

Park-Ohio Holdings Corp.*

1,030

25,853

UAP Holding Corp.

1,000

38,600

Hurco Cos., Inc.*

590

25,754

Republic Airways Holdings, Inc.*

1,960

38,396

Dynamex, Inc.*

950

25,707

IHS, Inc.*†

630

38,153

Schawk, Inc.

1,650

25,608

Cubic Corp.

970

38,024

Kaydon Corp.†

460

25,088

M&F Worldwide Corp.*†

700

37,695

Federal Signal Corp.

2,190

24,572

DynCorp International, Inc. —

EnerSys*

970

24,211

Class A*

1,400

37,632

Pacer International, Inc.

1,620

23,652

Old Dominion Freight Line, Inc.*†

1,620

37,438

Standex International Corp.

1,340

23,383

EnPro Industries, Inc.*

1,220
37,393

Mine Safety Appliances Co.†

450

23,342

GeoEye, Inc.*†

1,110

37,352

Hardinge, Inc.

1,390

23,324

Clarcor, Inc.

980

37,211

Tredegar Corp.

1,430

22,994

Columbus McKinnon Corp. —

Orbital Sciences Corp.*†

930

22,804

Class A*

1,130

36,861

Huron Consulting Group, Inc.*

280

22,576

Rush Enterprises, Inc. - Class A*

2,010

36,542

Celadon Group, Inc.*

2,450

22,442

Nordson Corp.†

620

35,935

Arkansas Best Corp.†

1,020

22,379

Walter Industries, Inc.†

1,000

35,930

Preformed Line Products Co.

370

22,015

NCI Building Systems, Inc.*†

1,240

35,700

Cascade Corp.

470

21,836

Werner Enterprises, Inc.†

2,090

35,593

ESCO Technologies, Inc.*†

540

21,568

Comfort Systerms USA, Inc.

2,760

35,273

American Reprographics Co.*†

1,290

21,259

Interline Brands, Inc.*

1,600

35,056

Blount International, Inc.*

1,720

21,173

School Specialty, Inc.*†

960

33,168

Geo Group, Inc.*†

750

21,000

Brady Corp. — Class A†

940

32,985

Barrett Business Services, Inc.

1,160

20,892

LB Foster Co. — Class A*

630

32,590

Pike Electric Corp.*

1,220

20,447

Bowne & Co., Inc.

1,820

32,032

Evergreen Solar, Inc.*†

1,170

20,206

Dollar Thrifty Automotive Group,

Ennis Business Forms, Inc.

1,120

20,160

Inc.*

1,350

31,968

Kenexa Corp. — Class A*

1,030

20,003

Universal Forest Products, Inc.

1,070

31,522

NACCO Industries, Inc. — Class A

200

19,938

Superior Essex, Inc.*

1,310

31,440

Energy Conversion Devices, Inc.*†

580

19,517

Chart Industries, Inc.*

1,010

31,209

Kelly Services, Inc.

1,040

19,406

II-Vi, Inc.*

1,020

31,161

Taser International, Inc.*†

1,340

19,283

Moog, Inc. — Class A*†

680

31,151

Heico Corp.†

350

19,068

TrueBlue, Inc.*

2,130

30,842

AAR Corp.*

500

19,015

Consolidated Graphics, Inc.*

630

30,127

Courier Corp.

570

18,816

AirTran Holdings, Inc.*

4,190

30,000

Ceradyne, Inc.*

400

18,772

Kadant, Inc.*

1,000

29,670

TransDigm Group, Inc.*

410

18,520

Gibraltar Industries, Inc.

1,920

29,606

Wabash National Corp.†

2,370

18,225

Spherion Corp.*

4,060

29,557

Eagle Bulk Shipping, Inc.†

680

18,054

Apogee Enterprises, Inc.

1,720

29,429

Tetra Tech, Inc.*†

820

17,630

Northwest Pipe Co.*†

750

29,355

Knoll, Inc.

1,070

17,580

Twin Disc, Inc.

410

29,016

Genesee & Wyoming, Inc. —

Encore Wire Corp.†

1,800

28,656

Class A*

720

17,402

Navigant Consulting, Inc.*

2,090

28,570

Aecom Technology Corp.*

580

16,571

Valmont Industries, Inc.

320

28,518

Griffon Corp.*†

1,330

16,559

Michael Baker Corp.*

680

27,948

JetBlue Airways Corp.*†

2,600

15,340

42

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Genco Shipping & Trading Ltd.†

280

$

15,333

Warnaco Group, Inc.*†

1,800

$

62,640

Advisory Board Co.*

230

14,764

Belo Corp. — Class A†

3,530

61,563

Briggs & Stratton Corp.†

630

14,276

Men’s Wearhouse, Inc.†

2,140

57,737

Albany International Corp. —

Wolverine World Wide, Inc.†

2,270

55,660

Class A†

340

12,614

Regis Corp.

1,920

53,683

American Superconductor Corp.*†

460

12,576

Interactive Data Corp.

1,620

53,476

HUB Group, Inc. — Class A*†

460

12,227

Strayer Education, Inc.

310

52,880

Cenveo, Inc.*†

630

11,006

Callaway Golf Co.

2,950

51,418

Midwest Air Group, Inc.*

710

10,508

Collective Brands, Inc.*

2,900

50,431

Middleby Corp.*†

130

9,961

Gemstar-TV Guide International,

Forward Air Corp.†

300

9,351

Inc.*†

10,510

50,028

Resources Connection, Inc.

480

8,717

Scholastic Corp.*

1,420

49,544

Watts Industries, Inc. — Class A†

280

8,344

Cooper Tire & Rubber Co.

2,920

48,414

Knight Transportation, Inc.†

510

7,553

LKQ Corp.*†

2,300

48,346

Teletech Holdings, Inc.*

350

7,445

American Greetings Corp. —

Ameron International Corp.

80

7,372

Class A†

2,360

47,908

CoStar Group, Inc.*†

150

7,088

Rent-A-Center, Inc.*†

3,190

46,319

ACCO Brands Corp.*†

440

7,058

Iconix Brand Group, Inc.*

2,280

44,825

Healthcare Services Group†

330

6,989

Bob Evans Farms, Inc.

1,600

43,088

Heartland Express, Inc.†

440

6,239

Bright Horizons Family Solutions,

Clean Harbors, Inc.*†

120

6,204

Inc.*†

1,240

42,830

American Commercial Lines, Inc.*†

370

6,009

Jackson Hewitt Tax Service, Inc.

1,330

42,227

Layne Christensen Co.*

120

5,905

American Axle & Manufacturing

Force Protection, Inc.*†

1,230

5,756

Holdings, Inc.†

2,250

41,895

Rollins, Inc.

280

5,376

Stewart Enterprises, Inc. —

RBC Bearings, Inc.*†

120

5,215

Class A†

4,680

41,652

Lindsay Manufacturing Co.†

60

4,241

Steiner Leisure Ltd.*†

910

40,186

Titan International, Inc.

130

4,064

Ethan Allen Interiors, Inc.†

1,410

40,185

Amerco, Inc.*

60

3,941

Zale Corp.*†

2,490

39,989

Franklin Electric Co., Inc.†

100

3,827

Tupperware Brands Corp.†

1,210

39,966

Viad Corp.

120

3,790

Deckers Outdoor Corp.*

250

38,765

Astec Industries, Inc.*

100

3,719

Lee Enterprises, Inc.†

2,530

37,064

Gencorp, Inc.*†

310

3,615

CEC Entertainment, Inc.*†

1,420

36,863

Tennant Co.†

80

3,543

Jakks Pacific, Inc.*

1,550

36,595

Dynamic Materials Corp.

60

3,534

DG FastChannel, Inc.*

1,410

36,152

Mobile Mini, Inc.*

190

3,523

Brown Shoe Co., Inc.†

2,340

35,498

Administaff, Inc.

120

3,394

Aftermarket Technology Corp.*

1,300

35,438

FuelCell Energy, Inc.*†

320

3,174

Jos. A. Bank Clothiers, Inc.*†

1,240

35,278

Total Industrials

5,361,400

Columbia Sportswear Co.†

800

35,272

CONSUMER DISCRETIONARY 8.4%

Stage Stores, Inc.†

2,380

35,224

Priceline.com, Inc.*†

1,250

143,575

Blockbuster, Inc. — Class A*†

8,860

34,554

DeVry, Inc.†

2,040

105,998

Champion Enterprises, Inc.*†

3,660

34,477

Chipotle Mexican Grill, Inc.*

790

97,209

Pre-Paid Legal Services, Inc.*†

620

34,317

Bally Technologies, Inc.*

1,950

96,954

Unifirst Corp.

900

34,200

Sotheby’s Holdings, Inc. —

Dress Barn, Inc.*

2,730

34,152

Class A†

2,370

90,297

Blyth, Inc.

1,530

33,568

Lear Corp.*†

2,830

78,278

Valassis Communications, Inc.*†

2,860

33,433

Aeropostale, Inc.*†

2,920

77,380

RC2 Corp.*

1,180

33,123

J Crew Group, Inc.*†

1,500

72,315

Helen of Troy Ltd.*

1,930

33,080

Tempur-Pedic International, Inc.†

2,760

71,677

Cato Corp. — Class A†

2,090

32,729

Fossil, Inc.*†

1,660

69,687

Sonic Automotive, Inc.

1,650

31,944

Polaris Industries, Inc.†

1,410

67,356

Drew Industries, Inc.*

1,150

31,510

Jack in the Box, Inc.*

2,460

63,394

Media General, Inc.†

1,470

31,237

WMS Industries, Inc.*†

1,720

63,021

Universal Electronics, Inc.*

920

30,765

Red Robin Gourmet Burgers, Inc.*

960

30,710

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

43

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Charming Shoppes, Inc.*

5,610

$

30,350

AFC Enterprises, Inc.*

1,690

$

19,131

Buckle, Inc.

910

30,030

Tenneco Automotive, Inc.*

730

19,031

Speedway Motorsports, Inc.

960

29,837

Journal Communications, Inc. —

Life Time Fitness, Inc.*†

600

29,808

Class A†

2,090

18,685

Lin TV Corp. — Class A*

2,440

29,695

Cox Radio Inc. — Class A*

1,520

18,468

Gaylord Entertainment Co.*†

730

29,543

World Wrestling Entertainment,

Skechers U.S.A., Inc. — Class A*

1,460

28,485

Inc.

1,240

18,302

Maidenform Brands, Inc.*

2,100

28,413

NexCen Brands, Inc.*

3,660

17,714

Monro Muffler Brake, Inc.

1,450

28,260

Fred’s, Inc.†

1,830

17,623

Vail Resorts, Inc.*

520

27,981

O’Charleys, Inc.

1,170

17,527

Core-Mark Holding Co., Inc.*

970

27,858

CBRL Group, Inc.

540

17,491

Movado Group, Inc.

1,090

27,566

Denny’s Corp.*

4,610

17,288

Russ Berrie & Co., Inc.*

1,610

26,340

Steven Madden Ltd.*

860

17,200

Systemax, Inc.†

1,290

26,213

Citadel Broadcasting Corp.†

8,340

17,180

Avatar Holdings, Inc.*†

625

26,137

Quiksilver, Inc.*

2,000

17,160

CSS Industries, Inc.

700

25,690

Triarc Cos., Inc. — Class B

1,950

17,082

Fisher Communications, Inc.*

670

25,433

Asbury Automotive Group, Inc.

1,120

16,856

Hooker Furniture Corp.

1,260

25,326

Bluegreen Corp.*†

2,330

16,753

Monaco Coach Corp.

2,810

24,953

Gymboree Corp.*

540

16,448

Weyco Group, Inc.

900

24,750

Carter’s, Inc.*

840

16,254

Group 1 Automotive, Inc.†

1,040

24,700

Winnebago Industries, Inc.†

770

16,185

Genesco, Inc.*†

650

24,570

Monarch Casino & Resort, Inc.*†

670

16,134

Entravision Communications

Buffalo Wild Wings, Inc.*

690

16,022

Corp. — Class A*

3,105

24,312

Benihana, Inc.*

1,240

15,810

Steinway Musical Instruments

880

24,262

DSW, Inc.*†

830

15,571

Ruby Tuesday, Inc.†

2,470

24,083

Marcus Corp.†

970

14,987

Marvel Entertainment, Inc.*

900

24,039

Arbitron, Inc.†

360

14,965

FTD Group, Inc.

1,850

23,828

Jo-Ann Stores, Inc.*†

1,140

14,911

G-III Apparel Group Ltd.*

1,610

23,780

Big 5 Sporting Goods Corp.†

1,030

14,853

Modine Manufacturing Co.

1,430

23,609

Jamba, Inc.*†

3,930

14,541

Matthews International Corp. —

Under Armour, Inc.*†

330

14,411

Class A

500

23,435

Beazer Homes USA, Inc.†

1,865

13,857

Build-A-Bear Workshop, Inc.*†

1,670

23,297

CKX, Inc.*

1,090

13,080

Amerigon, Inc.*

1,090

23,043

Live Nation, Inc.*†

860

12,487

Pinnacle Entertainment, Inc.*†

970

22,853

Spartan Motors, Inc.†

1,620

12,377

Sealy Corp.†

2,030

22,716

National CineMedia, Inc.

470

11,849

Exide Technologies*†

2,820

22,560

Pacific Sunwear of California, Inc.*†

800

11,288

Perry Ellis International, Inc.*

1,460

22,455

CSK Auto Corp.*†

1,960

9,820

Conn’s, Inc.*†

1,295

22,157

Riviera Holdings Corp.*

290

8,932

Furniture Brands International,

Sally Beauty Holdings, Inc.*†

910

8,236

Inc.†

2,190

22,031

Blue Nile, Inc.*†

120

8,167

Charter Communications, Inc. —

Tween Brands, Inc.*†

270

7,150

Class A*†

18,770

21,961

Aaron Rents, Inc.†

360

6,926

Corinthian Colleges, Inc.*†

1,420

21,868

Timberland Co. — Class A*

380

6,870

INVESTools, Inc.*

1,230

21,820

Salem Communications Corp. —

Global Sources Ltd.*

770

21,729

Class A

1,020

6,722

Sonic Corp.*†

970

21,243

Cumulus Media, Inc. — Class A*†

817

6,569

Hayes Lemmerz International, Inc.*

4,620

21,113

CKE Restaurants, Inc.

400

5,280

PEP Boys-Manny Moe & Jack†

1,830

21,008

ArvinMeritor, Inc.†

450

5,279

Multimedia Games, Inc.*†

2,470

20,600

TiVo, Inc.*

590

4,921

Netflix, Inc.*†

770

20,497

Coinstar, Inc.*

140

3,941

Morningstar, Inc.*

260

20,215

Hibbett Sports, Inc.*†

170

3,397

Kellwood Co.

1,200

19,968

Ameristar Casinos, Inc.†

120

3,305

Premier Exhibitions, Inc.*†

1,790

19,583

IHOP Corp.†

90

3,292

Ambassadors Group, Inc.

1,060

19,409

Capella Education Co.*

50

3,273

44

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Texas Roadhouse Co., Inc.*†

290

$

3,207

Contango Oil & Gas Co.*

440

$

22,392

P.F. Chang’s China Bistro, Inc.*†

140

3,198

Newpark Resources, Inc.*

4,090

22,290

Borders Group, Inc.†

300

3,195

Harvest Natural Resources, Inc.*

1,730

21,625

Total Consumer Discretionary

5,076,592

Willbros Group, Inc.*†

560

21,442

ENERGY 4.2%

Crosstex Energy, Inc.†

550

20,482

Exterran Holdings, Inc.*†

1,510

123,518

Atlas America, Inc.

340

20,121

Atwood Oceanics, Inc.*†

990

99,238

Warren Resources, Inc.*

1,390

19,641

Whiting Petroleum Corp.*

1,540

88,796

Callon Petroleum Co.*

1,190

19,576

Alpha Natural Resources, Inc.*†

2,480

80,550

Carrizo Oil & Gas, Inc.*

340

18,615

Mariner Energy, Inc.*†

3,310

75,733

Bill Barrett Corp.*

440

18,423

Hercules Offshore*†

3,100

73,718

Knightsbridge Tankers Ltd.†

720

17,388

W-H Energy Services, Inc.*†

1,230

69,138

World Fuel Services Corp.

590

17,128

Berry Petroleum Co. — Class A†

1,550

68,897

Energy Partners Ltd.*

1,400

16,534

Oil States International, Inc.*†

1,990

67,899

Double Hull Tankers, Inc.†

1,340

16,402

PetroHawk Energy Corp.*†

3,780

65,432

Delta Petroleum Corp.*†

770

14,515

Comstock Resources, Inc.*

1,830

62,220

Oilsands Quest, Inc.*†

3,250

13,260

Swift Energy Co.*†

1,290

56,799

ATP Oil & Gas Corp.*†

220

11,119

Stone Energy Corp.*

1,210

56,761

Nordic American Tanker Shipping†

330

10,831

ION Geophysical Corp.*†

3,190

50,338

Hornbeck Offshore Services, Inc.*†

240

10,788

Bristow Group, Inc.*†

870

49,285

Ship Finance International Ltd.†

210

5,819

GulfMark Offshore, Inc.*

1,040

48,662

General Maritime Corp.

140

3,423

Natco Group, Inc.*†

890

48,193

Parallel Petroleum Corp.*†

190

3,350

USEC, Inc.*†

5,150

46,350

BPZ Resources, Inc.*†

290

3,242

Grey Wolf, Inc.*†

8,470

45,145

Total Energy

2,524,107

Rosetta Resources, Inc.*†

2,260

44,816

MATERIALS 3.4%

Basic Energy Services, Inc.*†

2,040

44,778

CF Industries Holdings, Inc.†

1,790

197,007

Lufkin Industries, Inc.

770

44,113

Terra Industries, Inc.*†

3,130

149,489

EXCO Resources, Inc.*

2,760

42,725

AptarGroup, Inc.†

2,410

98,593

Golar LNG Ltd.†

1,870

41,364

Hercules, Inc.†

4,260

82,431

Complete Production Services,

Greif, Inc. — Class A

1,230

80,405

Inc.*†

2,170

38,995

Quanex Corp.†

1,420

73,698

Parker Drilling Co.*

5,140

38,807

OM Group, Inc.*

1,170

67,322

CARBO Ceramics, Inc.†

1,040

38,688

Schnitzer Steel Industries, Inc. —

Petroleum Development Corp.*†

620

36,661

Class A†

900

62,217

Concho Resources, Inc.*

1,660

34,213

Olin Corp.

3,050

58,956

Encore Acquisition Co.*†

980

32,703

Sensient Technologies Corp.

1,990

56,277

International Coal Group, Inc.*†

5,810

31,142

H.B. Fuller Co.†

2,460

55,227

Uranium Resources, Inc.*†

2,370

29,578

Rockwood Holdings, Inc.*†

1,560

51,823

Bronco Drilling Co., Inc.*

1,980

29,403

Kaiser Aluminum Corp.†

640

50,867

Bois d’Arc Energy, Inc.*

1,470

29,179

Worthington Industries, Inc.†

2,840

50,779

Penn Virginia Corp.†

660

28,796

Hecla Mining Co.*†

5,160

48,246

Alon USA Energy, Inc.†

1,010

27,452

Rock-Tenn Co. — Class A

1,720

43,705

Delek US Holdings, Inc.

1,350

27,310

Ferro Corp.

2,070

42,911

Pioneer Drilling Co.*

2,290

27,205

Glatfelter

2,450

37,510

Matrix Service Co.*

1,220

26,620

Brush Engineered Materials, Inc.*

1,010

37,390

Allis-Chalmers Energy, Inc.*†

1,800

26,550

Texas Industries, Inc.†

530

37,153

Trico Marine Services, Inc.*†

710

26,284

LSB Industries, Inc.*†

1,280

36,122

Pacific Ethanol, Inc.*†

3,200

26,272

W.R. Grace & Co.*†

1,300

34,034

Union Drilling, Inc.*

1,640

25,863

Buckeye Technologies, Inc.*

2,520

31,500

T-3 Energy Services, Inc. — Class A*

550

25,855

Neenah Paper, Inc.

1,060

30,899

Aventine Renewable Energy

A.M. Castle & Co.†

1,090

29,637

Holdings, Inc.*

1,990

25,392

Calgon Carbon Corp.*†

1,800

28,602

Dril-Quip, Inc.*

440

24,490

RTI International Metals, Inc.*†

410

28,261

Arena Resources, Inc.*†

570

23,775

PolyOne Corp.*

4,280

28,162

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

45

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Century Aluminum Co.*†

520

$

28,049

American States Water Co.

440

$

16,579

Olympic Steel, Inc.

850

26,954

Avista Corp.

640

13,786

A. Schulman, Inc.

1,170

25,214

Otter Tail Power Co.†

320

11,072

Universal Stainless & Alloy*

670

23,832

UIL Holding Corp.

200

7,390

Coeur d’Alene Mines Corp.*†

4,578

22,615

CH Energy Group, Inc.

90

4,009

Headwaters, Inc.*†

1,800

21,132

Ormat Technologies, Inc.†

70

3,851

NewMarket Corp.

370

20,605

California Water Service Group

100

3,702

Koppers Holdings, Inc.

470

20,323

Mge Energy, Inc.

100

3,547

Spartech Corp.†

1,390

19,599

Total Utilities

1,101,400

Silgan Holdings, Inc.

370

19,218

CONSUMER STAPLES 1.7%

Minerals Technologies, Inc.

280

18,746

Flowers Foods, Inc.†

2,970

69,528

Innospec, Inc.

1,090

18,704

Casey’s General Stores, Inc.

2,090

61,885

Horsehead Holding Corp.*

1,090

18,497

Ruddick Corp.†

1,690

58,592

GenTek, Inc.*

630

18,440

Universal Corp.†

1,140

58,391

Wausau Paper Corp.

2,000

17,980

Pilgrim’s Pride Corp.†

1,820

52,689

Metal Management, Inc.

390

17,757

Fresh Del Monte Produce, Inc.*

1,450

48,691

Compass Minerals International,

Performance Food Group Co.*†

1,730

46,485

Inc.

430

17,630

Darling International, Inc.*

3,680

42,541

AbitibiBowater, Inc.†

820

16,900

Central European Distribution

Zoltek Cos., Inc.*†

280

12,004

Corp.*†

670

38,913

Myers Industries, Inc.†

800

11,576

TreeHouse Foods, Inc.*

1,680

38,623

Amcol International Corp.

260

9,368

WD-40 Co.

960

36,451

Arch Chemicals, Inc.

230

8,453

Sanderson Farms, Inc.†

1,060

35,807

Haynes International, Inc.*

120

8,340

Winn-Dixie Stores, Inc.*†

2,070

34,921

Apex Silver Mines Ltd.*†

520

7,925

Elizabeth Arden, Inc.*

1,550

31,542

Royal Gold, Inc.†

130

3,968

Nash Finch Co.†

880

31,046

Flotek Industries, Inc.*†

100

3,604

Longs Drug Stores Corp.

620

29,140

Total Materials

2,066,656

Cal-Maine Foods, Inc.†

1,080

28,652

UTILITIES 1.8%

Ralcorp Holdings, Inc.*

470

28,571

Nicor, Inc.†

1,720

72,842

American Oriental Bioengineering,

Black Hills Corp.†

1,510

66,591

Inc.*

2,370

26,260

Cleco Corp.†

2,380

66,164

Central Garden and Pet Co. —

WGL Holdings, Inc.†

1,980

64,865

Class A*†

4,620

24,763

New Jersey Resources Corp.

1,170

58,523

Arden Group, Inc.

160

24,750

Aquila, Inc.*†

15,440

57,591

Imperial Sugar Co., Inc.†

1,260

23,650

Northwest Natural Gas Co.†

1,160

56,446

Farmer Brothers Co.

980

22,530

Westar Energy, Inc.†

2,150

55,771

Village Super Market

420

21,374

Southwest Gas Corp.

1,830

54,479

Hain Celestial Group, Inc.*†

600

19,200

El Paso Electric Co.*

2,020

51,651

United Natural Foods, Inc.*†

580

18,398

ITC Holdings Corp.

870

49,085

Alliance One International, Inc.*

4,410

17,949

NorthWestern Corp.

1,660

48,970

Chattem, Inc.*

230

17,374

South Jersey Industries, Inc.

1,350

48,722

Reddy Ice Holdings, Inc.†

630

15,945

Portland General Electric Co.

1,560

43,337

Tootsie Roll Industries, Inc.†

280

7,678

Laclede Group, Inc.

1,170

40,061

Lancaster Colony Corp.

170

6,749

Piedmont Natural Gas Co.†

1,440

37,670

Chiquita Brands International, Inc.*

330

6,069

PNM Resources, Inc.†

1,400

30,030

Nu Skin Enterprises, Inc.

330

5,422

Central Vermont Public Service

Great Atlantic & Pacific Tea Co.*†

130

4,073

Corp.†

910

28,064

Andersons, Inc.†

90

4,032

Consolidated Water Co., Inc.†

1,040

26,198

Vector Group Ltd.†

160

3,210

IDACORP, Inc.

740

26,063

Pantry, Inc.*

120

3,136

Unisource Energy Corp.

600

18,930

Total Consumer Staples

1,045,030

Empire District Electric Co.†

790

17,996

Allete, Inc.†

440

17,415

46

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2007

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

FACE

VALUE

SHARES

(NOTE 1)

AMOUNT

(NOTE 1)

TELECOMMUNICATION SERVICES 1.0%

SECURITIES LENDING COLLATERAL 18.5%

Time Warner Telecom, Inc. —

Investment in Securities Lending Short Term

Class A*†

3,280

$

66,551

Investment Portfolio Held by

Golden Telecom, Inc.*†

620

62,589

U.S. Bank (Note 8)

$ 11,192,580

$  11,192,580

Cogent Communications Group,

Total Securities Lending Collateral

Inc.*†

2,230

52,873

(Cost $11,192,580)

11,192,580

Cincinnati Bell, Inc.*†

10,820

51,395

Total Investments 97.1%

Premiere Global Services, Inc.*

3,080

45,738

(Cost $59,108,793)

$  58,880,840

NTELOS Holdings Corp.

1,485

44,090

Shenandoah Telecommunications

Other Assets in Excess

Co.

1,410

33,812

of Liabilities – 2.9%

$

1,786,264

Iowa Telecommunications Services,

Net Assets – 100.0%

$  60,667,104

Inc.

2,050

33,333

Syniverse Holdings, Inc.*

2,000

31,160

UNREALIZED

GAIN (LOSS)

USA Mobility, Inc.

2,030

29,029

CONTRACTS

(NOTE 1)

Alaska Communications Systems

Group, Inc.

1,900

28,500

FUTURES CONTRACTS PURCHASED

Atlantic Tele-Network, Inc.

810

27,362

March 2008 Russell 2000 Index

General Communication, Inc. —

Mini Futures Contracts

Class A*

2,370

20,737

(Aggregate Market Value

Rural Cellular Corp. — Class A*

350

15,432

of Contracts $37,345,000)

485

$

387,416

Fairpoint Communications, Inc.†

1,170

15,233

Cbeyond, Inc.*

270

10,527

UNITS

North Pittsburgh Systems, Inc.†

430

9,757

PAETEC Holding Corp.*†

560

5,460

EQUITY INDEX SWAP AGREEMENTS††

Global Crossing*

180

3,969

February 2008 Russell 2000 Index

Swap, Terminating 02/18/08**

Total Telecommunication Services

587,547

(Notional Market Value

Total Common Stocks

$27,987,580)

36,536

$

(128,982)

(Cost $36,985,825)

36,757,872

March 2008 Russell 2000 Index

FACE

Swap, Terminating 03/28/08**

AMOUNT

(Notional Market Value

$19,727,105)

25,752

(154,006)

REPURCHASE AGREEMENTS 18.0%

(Total Notional Market

Repurchase Agreement (Note 5)

Value $47,714,685)

$

(282,988)

UBS Financial Services, Inc.

issued 12/31/07 at 1.14%

due 01/02/08

$10,223,215

10,223,215

Lehman Brothers Holdings, Inc.

issued 12/31/07 at 1.00%

due 01/02/08

707,173

707,173

Total Repurchase Agreements

(Cost $10,930,388)

10,930,388

*

Non-Income Producing Security.

**

Price Return based on Russell 2000 Index +/- financing at a variable rate.

†

All or a portion of this security is on loan at December 31, 2007 — See Note 8.

††

Cash was pledged as equity index swap collateral at December 31, 2007.

ADR — American Depository Receipt.

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

47

SCHEDULE OF INVESTMENTS

December 31, 2007

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

FACE

VALUE

VALUE

AMOUNT

(NOTE 1)

SHARES

(NOTE 1)

FEDERAL AGENCY DISCOUNT NOTES 1.6%

Alico, Inc.

970

$

(35,405)

Federal Home Loan Bank**

Casey’s General Stores, Inc.

1,360

(40,270)

4.34% due 01/30/08

$

2,000,000

$

1,993,249

American Oriental Bioengineering,

Total Federal Agency Discount Notes

Inc.*

3,850

(42,658)

(Cost $1,993,249)

1,993,249

Coca-Cola Bottling Consolidated

Co.

830

(48,870)

REPURCHASE AGREEMENTS 93.4%

Pricesmart, Inc.

1,650

(49,599)

Repurchase Agreement (Note 5)

Boston Beer Co., Inc. — Class A*

1,360

(51,204)

UBS Financial Services, Inc.

Weis Markets, Inc.

1,370

(54,718)

issued 12/31/07 at 1.14%

Pantry, Inc.*

2,140

(55,918)

due 01/02/08

76,298,155

76,298,155

Flowers Foods, Inc.

2,430

(56,886)

Lehman Brothers Holdings, Inc.

Vector Group

2,900

(58,174)

issued 12/31/07 at 1.00%

Spartan Stores, Inc.

2,630

(60,096)

due 01/02/08†

37,464,511

37,464,511

Chiquita Brands International,

Total Repurchase Agreements

Inc.*

3,560

(65,468)

(Cost $113,762,666)

113,762,666

Andersons, Inc.

1,500

(67,200)

Total Long Securities 95.0%

Darling International, Inc.*

5,820

(67,279)

(Cost $115,755,915)

$115,755,915

Great Atlantic & Pacific Tea Co.*

2,246

(70,367)

Nu Skin Enterprises, Inc.

4,320

(70,978)

SHARES

Lancaster Colony Corp.

1,890

(75,033)

COMMON STOCKS SOLD SHORT†† (50.6)%

Tootsie Roll Industries, Inc.

2,990

(81,986)

Hain Celestial Group, Inc.*

2,850

(91,200)

TELECOMMUNICATION SERVICES (0.7)%

Chattem, Inc.*

1,260

(95,180)

NTELOS Holdings Corp.

230

(6,829)

Ruddick Corp.

2,860

(99,156)

Premiere Global Services, Inc.*

780

(11,583)

United Natural Foods, Inc.*

3,180

(100,870)

ICO Global Communications

Longs Drug Stores Corp.

2,180

(102,460)

Holdings*

7,450

(23,691)

Ralcorp Holdings, Inc.*

1,770

(107,598)

Centennial Communications

Central European Distribution

Corp.*

3,210

(29,821)

Corp.*

2,310

(134,165)

Cbeyond, Inc.*

770

(30,022)

Total Consumer Staples

(1,981,223)

Fairpoint Communications, Inc.

2,530

(32,941)

UTILITIES (1.7)%

SureWest Communications

2,620

(44,802)

Laclede Group, Inc.

190

(6,506)

Alaska Communications Systems

Portland General Electric Co.

330

(9,167)

Group, Inc.

3,080

(46,200)

NorthWestern Corp.

670

(19,765)

Golden Telecom, Inc.*

470

(47,446)

South Jersey Industries, Inc.

570

(20,571)

PAETEC Holding Corp.*

5,070

(49,432)

El Paso Electric Co.*

1,020

(26,081)

IDT Corp. — Class B

6,230

(52,643)

Southwest Gas Corp.

1,000

(29,770)

iPCS, Inc.

1,750

(62,982)

Northwest Natural Gas Co.

660

(32,116)

Global Crossing*

3,150

(69,458)

New Jersey Resources Corp.

730

(36,515)

Cincinnati Bell, Inc.*

17,830

(84,693)

Southwest Water Co.

3,680

(46,074)

Cogent Communications Group,

American States Water Co.

1,240

(46,723)

Inc.*

3,600

(85,356)

WGL Holdings, Inc.

1,430

(46,847)

Time Warner Telecom, Inc.*

8,510

(172,668)

Black Hills Corp.

1,100

(48,510)

Total Telecommunication Services

(850,567)

Cleco Corp.

1,760

(48,928)

CONSUMER STAPLES (1.6)%

EnergySouth, Inc.

880

(51,040)

WD-40 Co.

150

(5,695)

SJW Corp.

1,650

(57,205)

TreeHouse Foods, Inc.*

260

(5,977)

Nicor, Inc.

1,470

(62,254)

Performance Food Group Co.*

510

(13,704)

Empire District Electric Co.

2,800

(63,784)

Fresh Del Monte Produce, Inc.*

520

(17,462)

California Water Service Group

1,770

(65,525)

Pilgrim’s Pride Corp.

830

(24,029)

CH Energy Group, Inc.

1,500

(66,810)

Alliance One International, Inc.*

7,470

(30,403)

MGE Energy, Inc.

1,910

(67,748)

Maui Land & Pineapple Co., Inc.*

1,090

(31,730)

Ormat Technologies, Inc.

1,260

(69,313)

Inter Parfums, Inc.

1,900

(34,143)

UIL Holdings Corp.

2,110

(77,964)

Universal Corp.

690

(35,342)

Allete, Inc.

2,000

(79,160)

48

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Unisource Energy Corp. Co.

2,530

$

(79,822)

Hercules, Inc.

4,120

$

(79,722)

Otter Tail Corp.

2,350

(81,310)

Hecla Mining Co.*

8,650

(80,878)

Avista Corp.

4,040

(87,022)

Zoltek Cos., Inc.*

1,950

(83,597)

Aquila, Inc.*

26,190

(97,689)

Metal Management, Inc.

1,840

(83,775)

Idacorp, Inc.

3,030

(106,717)

Minerals Technologies, Inc.

1,380

(92,391)

PNM Resources, Inc.

5,080

(108,966)

Silgan Holdings, Inc.

1,790

(92,973)

Piedmont Natural Gas Co.

4,540

(118,766)

Compass Minerals International,

Westar Energy, Inc.

5,580

(144,745)

Inc.

2,390

(97,990)

ITC Holdings Corp.

2,660

(150,077)

Olin Corp.

5,160

(99,743)

Total Utilities

(2,053,490)

Century Aluminum Co.*

1,970

(106,262)

MATERIALS (2.9)%

RTI International Metals, Inc.*

1,550

(106,842)

Glatfelter

390

(5,971)

Aptargroup, Inc.

2,640

(108,002)

Brush Engineered Materials, Inc.*

260

(9,625)

WR Grace & Co.*

4,610

(120,690)

Rock-Tenn Co. — Class A

490

(12,451)

Texas Industries, Inc.

1,760

(123,376)

Ferro Corp.

700

(14,511)

Greif, Inc. — Class A

2,080

(135,970)

Rockwood Holdings, Inc.*

770

(25,579)

CF Industries Holdings, Inc.

2,350

(258,641)

Wausau Paper Corp.

3,380

(30,386)

Total Materials

(3,506,077)

Innospec, Inc.

1,860

(31,918)

ENERGY (3.3)%

Spartech Corp.

2,300

(32,430)

Golar LNG

290

(6,415)

Valhi, Inc.

2,050

(32,677)

CARBO Ceramics, Inc.

200

(7,440)

Headwaters, Inc.*

2,830

(33,224)

Complete Production Services,

Sensient Technologies Corp.

1,190

(33,653)

Inc.*

470

(8,446)

Worthington Industries, Inc.

1,910

(34,151)

Lufkin Industries, Inc.

160

(9,166)

Kaiser Aluminum Corp.

450

(35,766)

Petroleum Development Corp.*

180

(10,643)

Kronos Worldwide, Inc.

2,070

(36,121)

Basic Energy Services, Inc.*

520

(11,414)

NL Industries, Inc.

3,300

(37,719)

USEC, Inc.*

1,720

(15,480)

HB Fuller Co.

1,720

(38,614)

NATCO Group, Inc. — Class A*

290

(15,703)

Claymont Steel Holdings, Inc.*

1,760

(41,096)

Rosetta Resources, Inc.*

810

(16,062)

Stepan Co.

1,270

(41,313)

Gulfmark Offshore, Inc.*

440

(20,588)

Schnitzer Steel Industries, Inc. —

ION Geophysical Corp.*

1,500

(23,670)

Class A

600

(41,478)

Bristow Group, Inc.*

420

(23,793)

Schulman A, Inc.

1,940

(41,807)

Matrix Service Co.*

1,150

(25,093)

PolyOne Corp.*

6,690

(44,020)

Stone Energy Corp.*

680

(31,899)

Zep, Inc.*

3,200

(44,384)

Geokinetics, Inc.*

1,690

(32,870)

Flotek Industries, Inc.*

1,310

(47,212)

Harvest Natural Resources, Inc.*

2,700

(33,750)

Innophos Holdings, Inc.

3,200

(47,616)

Dawson Geophysical Co.*

540

(38,588)

Stillwater Mining Co.*

5,030

(48,590)

Clayton Williams Energy, Inc.*

1,290

(40,196)

American Vanguard Corp.

2,870

(49,794)

Dril-Quip, Inc.*

750

(41,745)

Tronox, Inc.

5,840

(50,516)

OYO Geospace Corp.*

560

(42,202)

Schweitzer-Mauduit International,

Gulf Island Fabrication, Inc.

1,370

(43,443)

Inc.

1,970

(51,043)

Rex Energy Corp.*

3,680

(43,902)

Balchem Corp.

2,300

(51,474)

Goodrich Petroleum Corp.*

1,970

(44,561)

OM Group, Inc.*

910

(52,361)

APCO Argentina, Inc.

1,670

(45,958)

Koppers Holdings, Inc.

1,270

(54,915)

Uranium Resources, Inc.*

3,760

(46,925)

Deltic Timber Corp.

1,180

(60,758)

Gulfport Energy Corp.*

2,590

(47,293)

General Moly, Inc.*

5,250

(61,267)

Venoco, Inc.*

2,380

(47,433)

NewMarket Corp.

1,110

(61,816)

GMX Resources, Inc.*

1,480

(47,774)

Quanex Corp.

1,210

(62,799)

Oil States International, Inc.*

1,410

(48,109)

Haynes International, Inc.*

940

(65,330)

TXCO Resources, Inc.*

4,110

(49,567)

Royal Gold, Inc.

2,350

(71,722)

RPC, Inc.

4,330

(50,704)

Arch Chemicals, Inc.

1,970

(72,397)

Markwest Hydrocarbon, Inc.

830

(51,999)

Apex Silver Mines Ltd.*

4,810

(73,304)

Berry Petroleum Co.

1,210

(53,784)

AMCOL International Corp.

2,050

(73,862)

Warren Resources, Inc.*

3,900

(55,107)

AbitibiBowater, Inc.

3,860

(79,555)

BPZ Resources, Inc.*

4,970

(55,565)

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

49

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

World Fuel Services Corp.

2,050

$

(59,511)

Interactive Data Corp.

750

$

(24,757)

McMoRan Exploration Co.*

4,550

(59,560)

HOT Topic, Inc.*

4,310

(25,084)

Parallel Petroleum Corp.*

3,400

(59,942)

Sonic Automotive, Inc.

1,300

(25,168)

Parker Drilling Co.*

8,040

(60,702)

Callaway Golf Co.

1,450

(25,273)

General Maritime Corp.

2,570

(62,837)

Smith & Wesson Holding Corp.*

4,280

(26,108)

Mariner Energy, Inc.*

2,860

(65,437)

Citadel Broadcasting Corp.

13,120

(27,027)

VeraSun Energy Corp.*

4,300

(65,704)

Asbury Automotive Group, Inc.

1,810

(27,240)

Hercules Offshore, Inc.*

2,820

(67,060)

Martha Stewart Living

EXCO Resources, Inc.*

4,430

(68,576)

Omnimedia — Class A*

2,980

(27,625)

Alpha Natural Resources, Inc.*

2,170

(70,482)

American Greetings Corp. —

Grey Wolf, Inc.*

13,310

(70,942)

Class A

1,380

(28,014)

Swift Energy Co.*

1,640

(72,209)

GSI Commerce, Inc.*

1,440

(28,080)

Ship Finance International

2,700

(74,817)

Books-A-Million, Inc.

2,410

(28,727)

Nordic American Tanker Shipping

2,360

(77,455)

Regis Corp.

1,050

(29,358)

Hornbeck Offshore Services, Inc.*

1,830

(82,259)

Steven Madden Ltd.*

1,480

(29,600)

Whiting Petroleum Corp.*

1,480

(85,337)

Christopher & Banks Corp.

2,600

(29,770)

ATP Oil & Gas Corp.*

1,700

(85,918)

Fred’s, Inc.

3,110

(29,949)

Arena Resources, Inc.*

2,180

(90,928)

Bebe Stores, Inc.

2,330

(29,964)

Bill Barrett Corp.*

2,250

(94,208)

Jackson Hewitt Tax Service, Inc.

950

(30,162)

Delta Petroleum Corp.*

5,070

(95,570)

Zumiez, Inc.*

1,250

(30,450)

Atlas America, Inc.

1,640

(97,055)

Cox Radio, Inc. — Class A*

2,510

(30,496)

Carrizo Oil & Gas, Inc.*

1,790

(98,003)

Oxford Industries, Inc.

1,210

(31,182)

Crosstex Energy, Inc.

2,650

(98,686)

Blockbuster, Inc. — Class A*

8,010

(31,239)

Atwood Oceanics, Inc.*

990

(99,238)

World Wrestling Entertainment,

Willbros Group, Inc.*

2,640

(101,086)

Inc. — Class A

2,120

(31,291)

Comstock Resources, Inc.*

3,110

(105,740)

Journal Communications, Inc. —

Penn Virginia Corp.

2,530

(110,384)

Class A

3,530

(31,558)

W-H Energy Services, Inc.*

2,080

(116,917)

Leapfrog Enterprises, Inc.*

4,720

(31,766)

Encore Acquisition Co.*

3,510

(117,129)

Wet Seal, Inc.*

13,710

(31,944)

PetroHawk Energy Corp.*

10,110

(175,004)

Tenneco, Inc.*

1,230

(32,066)

Exterran Holdings, Inc.*

3,310

(270,758)

Entercom Communications

Total Energy

(4,046,741)

Corp. — Class A

2,350

(32,172)

CONSUMER DISCRETIONARY (6.7)%

CPI Corp.

1,370

(32,264)

CEC Entertainment, Inc.*

110

(2,856)

Charlotte Russe Holding, Inc.*

2,010

(32,462)

Brown Shoe Co., Inc.

370

(5,613)

AFC Enterprises*

2,870

(32,488)

Stage Stores, Inc.

390

(5,772)

PEP Boys-Manny Moe & Jack

2,860

(32,833)

Jakks Pacific, Inc.*

250

(5,902)

Libbey, Inc.

2,080

(32,947)

Lodgian, Inc.*

530

(5,968)

Stewart Enterprises, Inc. —

Lee Enterprises, Inc.

410

(6,006)

Class A

3,710

(33,019)

Ethan Allen Interiors, Inc.

220

(6,270)

K-Swiss, Inc. — Class A

1,860

(33,666)

Steiner Leisure Ltd.*

150

(6,624)

Palm Harbor Homes, Inc.*

3,220

(33,971)

Tivo, Inc.*

1,000

(8,340)

Town Sports International

Zale Corp.*

550

(8,833)

Holdings, Inc.*

3,640

(34,798)

American Axle & Manufacturing

Furniture Brands International,

Holdings, Inc.

530

(9,869)

Inc.

3,490

(35,109)

Bright Horizons Family Solutions,

NetFlix, Inc.*

1,320

(35,138)

Inc.*

430

(14,852)

MTR Gaming Group, Inc.*

5,190

(35,240)

Cooper Tire & Rubber Co.

1,050

(17,409)

WMS Industries, Inc.*

970

(35,541)

Bob Evans Farms, Inc.

700

(18,851)

Wolverine World Wide, Inc.

1,450

(35,554)

Scholastic Corp.*

570

(19,887)

Hayes Lemmerz International, Inc.*

7,840

(35,829)

Rent-A-Center, Inc.*

1,430

(20,764)

Sealy Corp.

3,230

(36,144)

Spartan Motors, Inc.

2,750

(21,010)

Ruby Tuesday, Inc.

3,910

(38,123)

Iconix Brand Group, Inc.*

1,070

(21,036)

Skyline Corp.

1,300

(38,155)

Casual Male Retail Group, Inc.*

4,280

(22,170)

Talbots, Inc.

3,240

(38,297)

Modine Manufacturing Co.

2,330

(38,468)

50

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Entravision Communications

Domino’s Pizza, Inc.

4,480

$

(59,270)

Corp. — Class A*

4,980

$

(38,993)

Fossil, Inc.*

1,430

(60,031)

BJ’s Restaurants, Inc.*

2,400

(39,024)

J Crew Group, Inc.*

1,250

(60,263)

Amerigon, Inc.*

1,850

(39,109)

Timberland Co. — Class A*

3,400

(61,472)

Belo Corp. — Class A

2,250

(39,240)

Ameristar Casinos, Inc.

2,290

(63,067)

Dover Downs Gaming &

CKE Restaurants, Inc.

4,880

(64,416)

Entertainment, Inc.

3,600

(40,500)

INVESTools, Inc.*

3,770

(66,880)

Visteon Corp.*

9,290

(40,783)

Gymboree Corp.*

2,210

(67,317)

Ambassadors International, Inc.

2,800

(40,824)

Tempur-Pedic International, Inc.

2,630

(68,301)

Fleetwood Enterprises, Inc.*

6,830

(40,843)

Sally Beauty Holdings, Inc.*

7,550

(68,328)

Pier 1 Imports, Inc.*

7,930

(41,474)

Live Nation, Inc.*

4,710

(68,389)

Group 1 Automotive, Inc.

1,750

(41,563)

Morningstar, Inc.*

880

(68,420)

Citi Trends, Inc.*

2,710

(41,842)

Aeropostale, Inc.*

2,590

(68,635)

Volcom, Inc.*

1,900

(41,857)

Coinstar, Inc.*

2,500

(70,375)

Texas Roadhouse, Inc.*

3,790

(41,917)

ArvinMeritor, Inc.

6,180

(72,491)

Childrens Place Retail Stores, Inc.*

1,620

(42,007)

Lear Corp.*

2,650

(73,299)

Isle of Capri Casinos, Inc.*

3,080

(42,412)

Quiksilver, Inc.*

8,710

(74,732)

Noble International Ltd.

2,610

(42,569)

Aaron Rents, Inc.

3,890

(74,844)

Cherokee, Inc.

1,320

(42,596)

Blue Nile, Inc.*

1,110

(75,547)

Sinclair Broadcast Group, Inc. —

Pacific Sunwear Of California*

5,470

(77,182)

Class A

5,200

(42,692)

Under Armour, Inc.*

1,850

(80,790)

National Presto Industries, Inc.

820

(43,181)

Collective Brands, Inc.*

4,690

(81,559)

Sauer-Danfoss, Inc.

1,740

(43,587)

Carter’s, Inc.*

4,260

(82,431)

Men’s Wearhouse, Inc.

1,640

(44,247)

National CineMedia, Inc.

3,290

(82,941)

Steak N Shake Co.*

4,060

(44,254)

Gemstar-TV Guide International,

Orbitz Worldwide, Inc.*

5,250

(44,625)

Inc.*

17,840

(84,918)

Great Wolf Resorts, Inc.*

4,560

(44,734)

Arbitron, Inc.

2,130

(88,544)

Hibbett Sports, Inc.*

2,270

(45,355)

Sotheby’s

2,400

(91,440)

iRobot Corp.*

2,630

(47,550)

Corinthian Colleges, Inc.*

6,010

(92,554)

Winnebago Industries

2,270

(47,715)

Sonic Corp.*

4,260

(93,294)

Lodgenet Entertainment Corp.*

2,740

(47,786)

Marvel Entertainment, Inc.*

3,570

(95,355)

Charming Shoppes, Inc.*

8,910

(48,203)

Pinnacle Entertainment, Inc.*

4,170

(98,245)

Shutterfly, Inc.*

1,890

(48,422)

Matthews International Corp. —

Jack in the Box, Inc.*

1,910

(49,221)

Class A

2,120

(99,364)

Universal Technical Institute, Inc.*

2,900

(49,300)

Life Time Fitness, Inc.*

2,240

(111,283)

99 Cents Only Stores*

6,260

(49,830)

Gaylord Entertainment Co.*

2,750

(111,293)

Primedia, Inc.

5,880

(49,980)

Vail Resorts, Inc.*

2,170

(116,768)

Capella Education Co.*

770

(50,404)

DeVry, Inc.

2,370

(123,145)

Dolan Media Co.*

1,730

(50,464)

Deckers Outdoor Corp.*

830

(128,700)

Knology, Inc.*

3,970

(50,737)

Tupperware Brands Corp.

3,920

(129,478)

Warnaco Group, Inc.*

1,460

(50,808)

LKQ Corp.*

6,550

(137,681)

Shuffle Master, Inc.*

4,300

(51,557)

Strayer Education, Inc.

880

(150,110)

Peet’s Coffee & Tea, Inc.*

1,780

(51,745)

Bally Technologies, Inc.*

3,300

(164,076)

Polaris Industries, Inc.

1,090

(52,069)

Chipotle Mexican Grill, Inc.*

1,340

(164,887)

Champion Enterprises, Inc.*

5,530

(52,093)

priceline.com, Inc.*

1,560

(179,182)

California Pizza Kitchen, Inc.*

3,420

(53,249)

Total Consumer Discretionary

(8,126,735)

Papa John’s International, Inc.*

2,380

(54,026)

HEALTH CARE (7.0)%

RCN Corp.

3,540

(55,189)

PharmaNet Development Group,

Morgans Hotel Group Co.*

2,880

(55,526)

Inc.*

150

(5,881)

PF Chang’s China Bistro, Inc.*

2,440

(55,730)

Conmed Corp.*

260

(6,009)

Ihop Corp.

1,550

(56,699)

Integra LifeSciences Holdings

Borders Group, Inc.

5,400

(57,510)

Corp.*

150

(6,289)

CBRL Group, Inc.

1,780

(57,654)

Invacare Corp.

250

(6,300)

Tween Brands, Inc.*

2,210

(58,521)

Sun Healthcare Group, Inc.*

380

(6,525)

Cabela’s, Inc.*

3,920

(59,074)

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

51

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Sciele Pharma, Inc.*

340

$

(6,953)

Enzo Biochem, Inc.*

3,050

$

(38,857)

Amsurg Corp.*

260

(7,036)

Insulet Corp.*

1,670

(39,212)

Bruker BioSciences Corp.*

530

(7,049)

Medicis Pharmaceutical Corp. —

Par Pharmaceutical Cos., Inc.*

300

(7,200)

Class A

1,510

(39,215)

Martek Biosciences Corp.*

280

(8,282)

Zoll Medical Corp.*

1,470

(39,278)

Alpharma, Inc. — Class A*

550

(11,082)

Viropharma, Inc.*

5,020

(39,859)

Analogic Corp.

180

(12,190)

GTx, Inc.*

2,780

(39,893)

Omnicell, Inc.*

480

(12,926)

Accuray, Inc.*

2,670

(40,637)

Phase Forward, Inc.*

640

(13,920)

Momenta Pharmaceuticals, Inc.*

5,790

(41,341)

Neurocrine Biosciences, Inc.*

3,230

(14,664)

Lifecell Corp.*

960

(41,386)

Orthofix International NV*

270

(15,652)

Alexza Pharmaceuticals, Inc.*

5,130

(41,502)

Apria Healthcare Group, Inc.*

790

(17,040)

Array Biopharma, Inc.*

4,960

(41,763)

Align Technology, Inc.*

1,170

(19,516)

Cambrex Corp.

5,050

(42,319)

Altus Pharmaceuticals, Inc.*

4,120

(21,342)

Stereotaxis, Inc.*

3,480

(42,526)

Eclipsys Corp.*

930

(23,538)

Biodel, Inc.*

1,860

(43,208)

Centene Corp.*

880

(24,147)

Nektar Therapeutics*

6,560

(44,018)

Palomar Medical Technologies,

Micrus Endovascular Corp.*

2,240

(44,083)

Inc.*

1,630

(24,972)

Volcano Corp.*

3,540

(44,285)

Cubist Pharmaceuticals, Inc.*

1,220

(25,022)

Affymetrix, Inc.*

1,920

(44,429)

Amedisys, Inc.*

550

(26,686)

Cyberonics, Inc.*

3,410

(44,876)

Meridian Bioscience, Inc.

920

(27,674)

Acadia Pharmaceuticals, Inc.*

4,070

(45,055)

Nastech Pharmaceutical Co., Inc.*

7,420

(28,196)

Genomic Health, Inc.*

2,010

(45,506)

Applera Corp. - Celera Group*

1,830

(29,042)

Dionex Corp.*

550

(45,573)

Angiodynamics, Inc.*

1,590

(30,274)

Medivation, Inc.*

3,170

(45,648)

Noven Pharmaceuticals, Inc.*

2,200

(30,536)

Cadence Pharmaceuticals, Inc.*

3,080

(45,769)

KV Pharmaceutical Co. —

I-Flow Corp.*

2,930

(46,235)

Class A*

1,070

(30,538)

TomoTherapy, Inc.*

2,370

(46,357)

AMAG Pharmaceuticals, Inc.*

520

(31,268)

Keryx Biopharmaceuticals, Inc.*

5,540

(46,536)

Ligand Pharmaceuticals, Inc. —

Emeritus Corp.*

1,860

(46,779)

Class B

6,560

(31,685)

Zymogenetics, Inc.*

4,030

(47,030)

XenoPort, Inc.*

570

(31,852)

InterMune, Inc.*

3,570

(47,588)

Bio-Reference Labs, Inc.*

980

(32,026)

Kensey Nash Corp.*

1,610

(48,171)

XOMA Ltd.*

9,480

(32,137)

BioMimetic Therapeutics, Inc.*

2,790

(48,462)

Spectranetics Corp.*

2,100

(32,193)

Haemonetics Corp.*

770

(48,525)

Vital Images, Inc.*

1,800

(32,526)

PharMerica Corp.*

3,530

(48,996)

inVentiv Health, Inc.*

1,060

(32,818)

NxStage Medical, Inc.*

3,230

(48,999)

Parexel International Corp.*

680

(32,844)

Progenics Pharmaceuticals, Inc.*

2,720

(49,150)

Vanda Pharmaceuticals, Inc.*

4,830

(33,230)

Owens & Minor, Inc.

1,160

(49,219)

Chemed Corp.

600

(33,528)

Indevus Pharmaceuticals, Inc.*

7,130

(49,553)

Cross Country Healthcare, Inc.*

2,360

(33,606)

Radiation Therapy Services, Inc.*

1,640

(50,692)

Universal American Financial

Nighthawk Radiology Holdings,

Corp.*

1,340

(34,291)

Inc.*

2,470

(51,993)

HMS Holdings Corp.*

1,040

(34,538)

Omrix Biopharmaceuticals, Inc.*

1,510

(52,457)

Assisted Living Concepts, Inc. —

Abiomed, Inc.*

3,560

(55,322)

Class A*

4,610

(34,575)

Landauer, Inc.

1,070

(55,480)

SurModics, Inc.*

640

(34,733)

Arena Pharmaceuticals, Inc.*

7,130

(55,828)

Affymax, Inc.*

1,570

(35,105)

Magellan Health Services, Inc.*

1,210

(56,422)

Abaxis, Inc.*

980

(35,143)

Metabolix, Inc.*

2,390

(56,882)

Trizetto Group, Inc.*

2,050

(35,608)

Conceptus, Inc.*

2,990

(57,528)

Penwest Pharmaceuticals Co.*

6,220

(36,387)

Psychiatric Solutions, Inc.*

1,790

(58,175)

Orexigen Therapeutics, Inc.*

2,570

(36,622)

Masimo Corp.*

1,480

(58,386)

NuVasive, Inc.*

930

(36,754)

ev3, Inc.*

4,620

(58,720)

Alnylam Pharmaceuticals, Inc.*

1,290

(37,513)

STERIS Corp.

2,070

(59,699)

Northstar Neuroscience, Inc.*

4,140

(38,502)

Exelixis, Inc.*

6,970

(60,151)

52

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Luminex Corp.*

3,730

$

(60,575)

INDUSTRIALS (7.6)%

AMERIGROUP Corp.*

1,680

(61,236)

DynCorp International, Inc. —

Bio-Rad Laboratories, Inc. —

Class A*

50

$

(1,344)

Class A*

610

(63,208)

Old Dominion Freight Line, Inc.*

260

(6,009)

Acorda Therapeutics, Inc.*

2,890

(63,464)

EnPro Industries, Inc.*

200

(6,130)

Healthspring, Inc.*

3,450

(65,723)

AO Smith Corp.

180

(6,309)

Myriad Genetics, Inc.*

1,430

(66,381)

CIRCOR International, Inc.

140

(6,490)

Kindred Healthcare, Inc.*

2,710

(67,696)

Atlas Air Worldwide Holdings, Inc.*

120

(6,506)

Varian, Inc.*

1,040

(67,912)

Kaman Corp.

220

(8,098)

United Therapeutics Corp.*

710

(69,332)

G&K Services, Inc. — Class A

230

(8,630)

HealthExtras, Inc.*

2,660

(69,373)

Watsco, Inc.

270

(9,925)

Thoratec Corp.*

3,830

(69,668)

Goodman Global, Inc.*

530

(13,006)

Incyte Corp.*

7,090

(71,255)

Taser International, Inc.*

930

(13,383)

Adams Respiratory Therapeutics,

Korn/Ferry International*

720

(13,550)

Inc.*

1,200

(71,688)

Cascade Corp.

350

(16,261)

Wright Medical Group, Inc.*

2,540

(74,092)

Simpson Manufacturing Co., Inc.

660

(17,549)

American Medical Systems

Alaska Air Group, Inc.*

740

(18,507)

Holdings, Inc.*

5,190

(75,047)

PGT, Inc.*

4,280

(20,373)

Auxilium Pharmaceuticals, Inc.*

2,600

(77,974)

Robbins & Myers, Inc.

270

(20,420)

Medicines Co.*

4,260

(81,622)

Mueller Industries, Inc.

720

(20,873)

Valeant Pharmaceuticals

American Woodmark Corp.

1,240

(22,543)

International*

6,830

(81,755)

JetBlue Airways Corp.*

4,420

(26,078)

Allscripts Healthcare Solutions,

United Stationers, Inc.*

570

(26,340)

Inc.*

4,360

(84,671)

Griffon Corp.*

2,180

(27,141)

Medarex, Inc.*

8,660

(90,237)

Perini Corp.*

670

(27,751)

Arthrocare Corp.*

1,880

(90,334)

Interface, Inc. — Class A

1,720

(28,070)

Isis Pharmaceuticals, Inc.*

5,940

(93,555)

II-VI, Inc.*

940

(28,717)

PSS World Medical, Inc.*

4,830

(94,523)

Ameron International Corp.

320

(29,488)

Mentor Corp.

2,460

(96,186)

Applied Industrial Technologies,

West Pharmaceutical Services,

Inc.

1,020

(29,600)

Inc.

2,370

(96,198)

TrueBlue, Inc.*

2,050

(29,684)

Perrigo Co.

2,750

(96,278)

ABM Industries, Inc.

1,480

(30,177)

Sunrise Senior Living, Inc.*

3,210

(98,483)

Mueller Water Products, Inc. —

Human Genome Sciences, Inc.*

9,510

(99,284)

Class A

3,180

(30,274)

OSI Pharmaceuticals, Inc.*

2,140

(103,811)

Greenbrier Cos., Inc.

1,360

(30,274)

Cepheid, Inc.*

3,950

(104,083)

FreightCar America, Inc.

870

(30,450)

Regeneron Pharmaceuticals, Inc.*

4,420

(106,743)

Eagle Bulk Shipping, Inc.

1,150

(30,532)

Alkermes, Inc.*

6,970

(108,662)

Beacon Roofing Supply, Inc.*

3,640

(30,649)

Savient Pharmaceuticals, Inc.*

4,750

(109,108)

School Specialty, Inc.*

910

(31,440)

Pharmion Corp.*

1,780

(111,891)

Compx International, Inc.

2,160

(31,579)

Healthsouth Corp.*

5,360

(112,560)

URS Corp.*

590

(32,055)

Onyx Pharmaceuticals, Inc.*

2,100

(116,802)

TransDigm Group, Inc.*

710

(32,071)

Healthways, Inc.*

2,250

(131,490)

H&E Equipment Services, Inc.*

1,740

(32,851)

Rigel Pharmaceuticals, Inc.*

5,390

(136,852)

Blount International, Inc.*

2,720

(33,483)

Immucor, Inc.*

4,310

(146,497)

TBS International — Class A*

1,020

(33,721)

BioMarin Pharmaceuticals, Inc.*

4,300

(152,220)

Triumph Group, Inc.

410

(33,763)

Inverness Medical Innovations,

INSTEEL INDUSTRIES, Inc.

2,880

(33,782)

Inc.*

2,710

(152,248)

Great Lakes Dredge & Dock

Alexion Pharmaceuticals, Inc.*

2,180

(163,565)

Corp. Co.

3,910

(34,095)

Illumina, Inc.*

3,160

(187,262)

Granite Construction, Inc.

970

(35,095)

MGI Pharma, Inc.*

4,650

(188,465)

American Reprographics Co.*

2,140

(35,267)

Hologic, Inc.*

5,460

(374,774)

Kenexa Corp.*

1,820

(35,344)

Total Health Care

(8,510,321)

IKON Office Solutions, Inc.

2,790

(36,326)

Innovative Solutions & Support,

Inc.*

3,750

(36,337)

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

53

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Tredegar Corp.

2,370

$

(38,110)

Herman Miller, Inc.

2,000

$

(64,780)

ICT Group, Inc.*

3,220

(38,479)

Watson Wyatt Worldwide, Inc. —

Pacer International, Inc.

2,640

(38,544)

Class A

1,410

(65,438)

Patriot Transportation Holding,

Horizon Lines, Inc. — Class A

3,590

(66,918)

Inc.*

420

(38,737)

Franklin Electric Co., Inc.

1,770

(67,738)

Allegiant Travel Co.*

1,210

(38,889)

Tennant Co.

1,540

(68,207)

Protection One, Inc.*

3,290

(39,118)

Belden, Inc.

1,540

(68,530)

Regal-Beloit Corp.

880

(39,556)

Woodward Governor Co.

1,010

(68,630)

Sun Hydraulics Corp.

1,590

(40,116)

American Commercial Lines, Inc.*

4,240

(68,858)

Stanley, Inc.*

1,270

(40,665)

Heartland Express, Inc.

4,890

(69,340)

Barnes Group, Inc.

1,220

(40,736)

Knight Transportation, Inc.

4,690

(69,459)

Esterline Technologies Corp.*

800

(41,400)

Rollins, Inc.

3,660

(70,272)

Cornell Cos., Inc.*

1,820

(42,442)

Layne Christensen Co.*

1,430

(70,370)

Argon ST, Inc.*

2,310

(42,874)

Resources Connection, Inc.

3,950

(71,732)

Ultrapetrol Bahamas*

2,610

(44,396)

ACCO Brands Corp.*

4,500

(72,180)

EMCOR Group, Inc.*

1,890

(44,661)

Titan International, Inc.

2,310

(72,211)

Lawson Products, Inc.

1,180

(44,746)

Cenveo, Inc.*

4,140

(72,326)

Multi-Color Corp.

1,670

(45,875)

Clean Harbors, Inc.*

1,400

(72,380)

Baldor Electric Co.

1,370

(46,114)

Healthcare Services Group

3,480

(73,706)

Electro Rent Corp.

3,120

(46,332)

TeleTech Holdings, Inc.*

3,470

(73,807)

Navigant Consulting, Inc.*

3,420

(46,751)

ESCO Technologies, Inc.*

1,870

(74,688)

Airtran Holdings, Inc.*

6,580

(47,113)

Forward Air Corp.

2,430

(75,743)

Skywest, Inc.

1,770

(47,525)

CoStar Group, Inc.*

1,610

(76,073)

Mobile Mini, Inc.*

2,580

(47,833)

Watts Water Technologies, Inc. —

TurboChef Technologies, Inc.*

2,920

(48,180)

Class A

2,570

(76,586)

Vicor Corp.

3,110

(48,485)

Lindsay Corp.

1,090

(77,052)

Flow International Corp.*

5,230

(48,744)

HUB Group, Inc. — Class A*

2,990

(79,474)

Fuel Tech, Inc.*

2,170

(49,151)

Briggs & Stratton Corp.

3,560

(80,670)

TAL International Group, Inc.

2,160

(49,183)

RBC Bearings, Inc.*

1,860

(80,836)

Powell Industries, Inc.*

1,120

(49,358)

Genco Shipping & Trading Ltd.

1,480

(81,045)

Deluxe Corp.

1,520

(49,993)

Albany International Corp. —

Dynamic Materials Corp.

860

(50,654)

Class A

2,270

(84,217)

Innerworkings, Inc.*

2,980

(51,435)

Middleby Corp.*

1,110

(85,048)

Gorman-Rupp Co.

1,710

(53,352)

American Superconductor Corp.*

3,160

(86,394)

MTC Technologies, Inc.*

2,280

(53,580)

Advisory Board Co.*

1,360

(87,298)

Insituform Technologies, Inc. —

Aecom Technology Corp.*

3,160

(90,281)

Class A*

3,700

(54,760)

Tetra Tech, Inc.*

4,260

(91,590)

American Science & Engineering,

Ceradyne, Inc.*

1,960

(91,983)

Inc.

990

(56,183)

GrafTech International Ltd.*

5,270

(93,543)

Werner Enterprises, Inc.

3,350

(57,051)

Energy Conversion Devices, Inc.*

2,870

(96,576)

Actuant Corp. — Class A

1,690

(57,477)

Genlyte Group, Inc.*

1,050

(99,960)

Knoll, Inc.

3,580

(58,819)

Geo Group, Inc.*

3,630

(101,640)

Administaff, Inc.

2,080

(58,822)

Mine Safety Appliances Co.

1,970

(102,184)
FuelCell Energy, Inc.*

5,940

(58,925)

Orbital Sciences Corp.*

4,190

(102,739)

Teledyne Technologies, Inc.*

1,130

(60,263)

AAR Corp.*

2,710

(103,061)

Ladish Co., Inc.*

1,420

(61,330)

Heico Corp.

1,900

(103,512)

Genesee & Wyoming, Inc. —

Huron Consulting Group, Inc.*

1,330

(107,238)

Class A*

2,550

(61,634)

FTI Consulting, Inc.*

1,750

(107,870)

Acuity Brands, Inc.

1,370

(61,650)

Kaydon Corp.

1,980

(107,989)

Amerco, Inc.*

950

(62,396)

Evergreen Solar, Inc.*

6,330

(109,319)

GenCorp, Inc.*

5,400

(62,964)

Wabtec Corp.

3,270

(112,619)

Viad Corp.

2,020

(63,792)

Valmont Industries, Inc.

1,270

(113,182)

Mcgrath Rentcorp

2,480

(63,860)

Brady Corp. — Class A

3,300

(115,797)

Raven Industries, Inc.

1,670

(64,111)

Moog, Inc.*

2,530

(115,899)

Astec Industries, Inc.*

1,740

(64,711)

IHS, Inc.*

1,990

(120,514)

54

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Walter Industries, Inc.

3,370

$

(121,084)

Ness Technologies, Inc.*

3,170

$

(29,259)

Clarcor, Inc.

3,320

(126,060)

Conexant Systems, Inc.*

35,320

(29,316)

UAP Holding Corp.

3,320

(128,152)

Internap Network Services Corp.*

3,530

(29,405)

Nordson Corp.

2,220

(128,671)

Cymer, Inc.*

780

(30,365)

Waste Connections, Inc.*

4,290

(132,561)

Brooks Automation, Inc.*

2,300

(30,383)

Curtiss-Wright Corp.

2,740

(137,548)

MAXIMUS, Inc.

790

(30,502)

Hexcel Corp.*

5,810

(141,067)

Plantronics, Inc.

1,190

(30,940)

Bucyrus International, Inc. —

Entegris, Inc.*

3,590

(30,982)

Class A

2,160

(214,682)

Intevac, Inc.*

2,140

(31,116)

Total Industrials

(9,329,542)

Benchmark Electronics, Inc.*

1,760

(31,205)

INFORMATION TECHNOLOGY (9.3)%

Electronics for Imaging*

1,390

(31,247)

Littelfuse, Inc.*

180

(5,933)

S1 Corp.*

4,300

(31,390)

CMGI, Inc.*

460

(6,021)

Silicon Image, Inc.*

6,970

(31,504)

Hutchinson Technology, Inc.*

230

(6,054)

FARO Technologies, Inc.*

1,170

(31,801)

SPSS, Inc.*

170

(6,105)

Advanced Analogic Technologies,

Epicor Software Corp.*

530

(6,243)

Inc.*

2,840

(32,035)

MTS Systems Corp.

150

(6,400)

Newport Corp.*

2,510

(32,103)

SonicWALL, Inc.*

620

(6,646)

Dycom Industries, Inc.*

1,220

(32,513)

Viasat, Inc.*

240

(8,263)

Travelzoo, Inc.*

2,410

(32,969)

Brightpoint, Inc.*

620

(9,523)

Perficient, Inc.*

2,110

(33,211)

Mantech International Corp. —

Cirrus Logic, Inc.*

6,340

(33,475)

Class A*

220

(9,640)

Vocus, Inc.*

970

(33,494)

Standard Microsystems Corp.*

250

(9,767)

Lawson Software, Inc.*

3,280

(33,587)

Cabot Microelectronics Corp.*

310

(11,132)

Axcelis Technologies, Inc.*

7,320

(33,672)

Insight Enterprises, Inc.*

630

(11,491)

AuthenTec, Inc.*

2,320

(33,710)

Diodes, Inc.*

410

(12,329)

Micrel, Inc.

4,000

(33,800)

Advent Software, Inc.*

230

(12,443)

OSI Systems, Inc.*

1,290

(34,146)

Amkor Technology, Inc.*

1,490

(12,710)

Syntel, Inc.

900

(34,668)

Checkpoint Systems, Inc.*

540

(14,029)

Progress Software Corp.*

1,030

(34,690)

MKS Instruments, Inc.*

780

(14,929)

Renaissance Learning, Inc.

2,480

(34,720)

CommScope, Inc.*

305

(15,026)

Guidance Software, Inc.*

2,510

(34,989)

United Online, Inc.

1,350

(15,957)

Cogent, Inc.*

3,140

(35,011)

Blue Coat Systems, Inc.*

500

(16,435)

Quest Software, Inc.*

1,900

(35,036)

Macrovision Corp.*

930

(17,047)

Cavium Networks, Inc.*

1,550

(35,681)

FEI Co.*

700

(17,381)

Sourcefire, Inc.*

4,280

(35,695)

L-1 Identity Solutions, Inc.*

1,160

(20,822)

Tyler Technologies, Inc.*

2,800

(36,092)

j2 Global Communications, Inc.*

1,000

(21,170)

Starent Networks Corp.*

1,980

(36,135)

MPS Group, Inc.*

2,060

(22,536)

TechTarget, Inc.*

2,450

(36,211)

Palm, Inc.

3,650

(23,141)

Silicon Graphics, Inc.*

2,000

(36,560)

Technitrol, Inc.

820

(23,436)

CACI International, Inc. — Class A*

820

(36,711)

Zoran Corp.*

1,060

(23,861)

Monolithic Power Systems, Inc.*

1,710

(36,714)

Exar Corp.*

3,230

(25,743)

Smart Modular Technologies

Perot Systems Corp. — Class A*

1,930

(26,055)

WWH, Inc.*

3,620

(36,852)

Netgear, Inc.*

760

(27,109)

Aruba Networks, Inc.*

2,480

(36,977)

LoopNet, Inc.*

1,950

(27,397)

Veeco Instruments, Inc.*

2,240

(37,408)

Lattice Semiconductor Corp.*

8,460

(27,495)

Liquidity Services, Inc.*

2,900

(37,410)

SRA International, Inc. — Class A*

940

(27,683)

Powerwave Technologies, Inc.*

9,390

(37,842)

Avocent Corp.*

1,200

(27,972)

Infinera Corp.*

2,550

(37,842)

Synaptics, Inc.*

680

(27,989)

Nextwave Wireless, Inc.*

7,040

(37,875)

Ansoft Corp.*

1,090

(28,176)

Quantum Corp.*

14,110

(37,956)

Net 1 UEPS Technologies, Inc.*

960

(28,186)

Euronet Worldwide, Inc.*

1,270

(38,100)

Kulicke & Soffa Industries, Inc.*

4,240

(29,086)

comScore, Inc.*

1,170

(38,177)

Comtech Telecommunications

Spansion, Inc.*

9,930

(39,025)

Corp.*

540

(29,165)

Data Domain, Inc.*

1,490

(39,247)

Netezza Corp.*

2,860

(39,468)

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

55

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Art Technology Group, Inc.*

9,220

$

(39,830)

ACI Worldwide, Inc.*

3,090

$

(58,834)

Kemet Corp.*

6,040

(40,045)

Harmonic, Inc.*

5,720

(59,946)

Volterra Semiconductor Corp.*

3,640

(40,149)

Anixter International, Inc.*

1,010

(62,893)

Cybersource Corp.*

2,260

(40,160)

Ariba, Inc.*

5,650

(62,998)

Packeteer, Inc.*

6,540

(40,286)

Universal Display Corp.*

3,050

(63,044)

Echelon Corp.*

1,970

(40,661)

Jack Henry & Associates, Inc.

2,630

(64,014)

Rofin-Sinar Technologies, Inc.*

850

(40,893)

Imation Corp.

3,060

(64,260)

IPG Photonics Corp.*

2,050

(40,979)

Cognex Corp.

3,190

(64,279)

Rackable Systems, Inc.*

4,120

(41,200)

MicroStrategy, Inc. — Class A*

680

(64,668)

Sohu.com, Inc.*

770

(41,980)

Coherent, Inc.*

2,620

(65,683)

RightNow Technologies, Inc.*

2,700

(42,795)

Mentor Graphics Corp.*

6,130

(66,081)

Comverge, Inc.*

1,360

(42,826)

Daktronics, Inc.

2,940

(66,356)

Acacia Research - Acacia

TriQuint Semiconductor, Inc.*

10,010

(66,366)

Technologies*

4,770

(42,835)

Commvault Systems, Inc.*

3,140

(66,505)

BladeLogic, Inc.*

1,450

(42,876)

Parametric Technology Corp.*

3,810

(68,009)

Radisys Corp.*

3,200

(42,880)

Tekelec*

5,510

(68,875)

RF Micro Devices, Inc.*

7,577

(43,265)

Scansource, Inc.*

2,140

(69,229)

EnerNOC, Inc.*

890

(43,699)

SAVVIS, Inc.*

2,500

(69,775)

Comtech Group, Inc.*

2,740

(44,141)

Omnivision Technologies, Inc.*

4,470

(69,956)

Infospace, Inc.

2,370

(44,556)

Semtech Corp.*

4,520

(70,150)

RealNetworks, Inc.*

7,360

(44,822)

Hittite Microwave Corp.*

1,480

(70,685)

Concur Technologies, Inc.*

1,250

(45,262)

Earthlink, Inc.*

10,430

(73,740)

Acme Packet, Inc.*

3,620

(45,576)

Arris Group, Inc.*

7,850

(78,343)

PROS Holdings, Inc.*

2,330

(45,715)

InterDigital, Inc.*

3,380

(78,855)

CSG Systems International, Inc.*

3,130

(46,074)

ATMI, Inc.*

2,480

(79,980)

Synchronoss Technologies, Inc.*

1,330

(47,135)

Blackboard, Inc.*

2,060

(82,915)

Wind River Systems, Inc.*

5,380

(48,043)

Sybase, Inc.*

3,200

(83,488)

Hughes Communications, Inc.*

880

(48,057)

Intermec, Inc.*

4,360

(88,552)

AMIS Holdings, Inc.*

4,800

(48,096)

Plexus Corp.*

3,380

(88,759)

Supertex, Inc.*

1,540

(48,187)

Avid Technology, Inc.*

3,150

(89,271)

BearingPoint, Inc.*

17,210

(48,704)

DealerTrack Holdings, Inc.*

2,670

(89,365)

Interactive Intelligence, Inc.*

1,850

(48,747)

Gartner, Inc.*

5,120

(89,907)

Terremark Worldwide, Inc.*

7,540

(49,010)

Digital River, Inc.*

2,730

(90,281)

Sigma Designs, Inc.*

890

(49,128)

Omniture, Inc.*

2,720

(90,549)

Sycamore Networks, Inc.*

13,270

(50,957)

Adtran, Inc.

4,240

(90,651)

Atheros Communications, Inc.*

1,670

(51,002)

Blackbaud, Inc.

3,260

(91,410)

Manhattan Associates, Inc.*

1,940

(51,138)

Foundry Networks, Inc.*

5,340

(93,557)

Magma Design Automation, Inc.*

4,190

(51,160)

PMC - Sierra, Inc.*

14,580

(95,353)

Sapient Corp.*

5,870

(51,715)

Skyworks Solutions, Inc.*

11,260

(95,710)

Vasco Data Security International,

Emulex Corp.*

5,960

(97,267)

Inc.*

1,880

(52,490)

Take-Two Interactive Software,

Visual Sciences, Inc.*

2,870

(53,038)

Inc.*

5,330

(98,339)

Harris Stratex Networks, Inc. —

Aspen Technology, Inc.*

6,120

(99,266)

Class A*

3,180

(53,106)

CNET Networks, Inc.*

10,890

(99,535)

Forrester Research, Inc.*

1,910

(53,518)

Wright Express Corp.*

2,810

(99,727)

DTS, Inc.*

2,110

(53,953)

Sonus Networks, Inc.*

17,670

(103,016)

TNS, Inc.

3,050

(54,138)

Mercadolibre, Inc.*

1,400

(103,432)

Internet Capital Group, Inc.*

4,650

(54,591)

Formfactor, Inc.*

3,140

(103,934)

Websense, Inc.*

3,250

(55,185)

SiRF Technology Holdings, Inc.*

4,190

(105,295)

Rogers Corp.*

1,280

(55,514)

Micros Systems, Inc.*

1,530

(107,345)

Ultimate Software Group, Inc.*

1,780

(56,017)

Informatica Corp.*

6,040

(108,841)

Quality Systems, Inc.

1,850

(56,407)

TIBCO Software, Inc.*

13,490

(108,864)

Park Electrochemical Corp.

2,010

(56,762)

Microsemi Corp.*

5,070

(112,250)

Stratasys, Inc.*

2,220

(57,365)

3Com Corp.*

25,760

(116,435)

Applied Micro Circuits Corp.*

6,610

(57,771)

VistaPrint Ltd.*

2,830

(121,266)

56

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Ansys, Inc.*

2,970

$

(123,136)

Strategic Hotels & Resorts, Inc.

1,880

$

(31,452)

THQ, Inc.*

4,400

(124,036)

MB Financial, Inc.

1,030

(31,755)

Tessera Technologies, Inc.*

3,090

(128,544)

Alfa Corp.

1,470

(31,855)

ON Semiconductor Corp.*

15,320

(136,042)

Greenhill & Co., Inc.

480

(31,910)

Valueclick, Inc.*

6,250

(136,875)

Argo Group International Holdings*

770

(32,440)

Nuance Communications, Inc.*

8,010

(149,627)

American Equity Investment Life

SAIC, Inc.*

7,740

(155,729)

Holding Co.

4,090

(33,906)

Polycom, Inc.*

5,670

(157,513)

Knight Capital Group, Inc. —

Itron, Inc.*

1,840

(176,585)

Class A*

2,390

(34,416)

Equinix, Inc.*

2,060

(208,204)

NASB Financial, Inc.

1,320

(34,822)

Flir Systems, Inc.*

7,430

(232,559)

Entertainment Properties Trust

750

(35,250)

Total Information Technology

(11,291,141)

Dollar Financial Corp.*

1,160

(35,600)

FINANCIALS (9.8)%

Asset Acceptance Capital Corp.

3,500

(36,435)

United Community Banks, Inc.

360

(5,688)

Friedman Billings Ramsey Group,

Horizon Financial Corp.

350

(6,104)

Inc. — Class A

11,610

(36,455)

PrivateBancorp, Inc.

190

(6,203)

Independence Holding Co.

2,890

(36,558)

First Bancorp

870

(6,342)

Wauwatosa Holdings, Inc.*

2,870

(36,793)

Tower Group, Inc.

190

(6,346)

Cathay General Bancorp

1,390

(36,821)

Stifel Financial Corp.*

130

(6,834)

Grubb & Ellis Co.

5,780

(37,050)

Piper Jaffray Cos.*

170

(7,874)

Interactive Brokers Group, Inc. —

Horace Mann Educators Corp.

460

(8,712)

Class A*

1,150

(37,168)

Acadia Realty Trust

370

(9,476)

Evercore Partners, Inc. — Class A

1,730

(37,281)

Navigators Group, Inc.*

150

(9,750)

Oritani Financial Corp.*

3,050

(37,515)

Sterling Financial Corp.

810

(13,600)

TradeStation Group, Inc.*

2,650

(37,656)

Safety Insurance Group, Inc.

380

(13,916)

Republic Bancorp, Inc. — Class A

2,280

(37,688)

Extra Space Storage, Inc.

1,040

(14,862)

NYMAGIC, Inc.

1,630

(37,702)

Cash America International, Inc.

510

(16,473)

TICC Capital Corp.

4,100

(37,843)

Ares Capital Corp.

1,300

(19,019)

Resource America, Inc. — Class A

2,660

(39,022)

Prosperity Bancshares, Inc.

670

(19,691)

ViewPoint Financial Group

2,440

(40,333)

Odyssey Re Holdings Corp.

540

(19,823)

DiamondRock Hospitality Co.

2,710

(40,596)

MFA Mortgage Investments, Inc.

2,220

(20,535)

Cascade Bancorp

2,970

(41,342)

First Community Bancorp, Inc.

510

(21,032)

Kansas City Life Insurance Co.

960

(41,846)

United Bankshares, Inc.

860

(24,097)

Penson Worldwide, Inc.*

2,920

(41,902)

Security Capital Assurance Ltd.

6,470

(25,168)

Bank Mutual Corp.

3,980

(42,069)

Hanmi Financial Corp.

3,100

(26,722)

Tompkins Financial Corp.

1,090

(42,292)

NewStar Financial, Inc.*

3,250

(26,910)

USB Holding Co., Inc.

2,160

(42,768)

MCG Capital Corp.

2,340

(27,121)

Community Bank System, Inc.

2,160

(42,919)

South Financial Group, Inc.

1,780

(27,821)

Southside Bancshares, Inc.

2,100

(42,966)

RLI Corp.

500

(28,395)

Heartland Financial USA, Inc.

2,330

(43,268)

MarketAxess Holdings, Inc.*

2,230

(28,611)

Kearny Financial Corp.

3,650

(43,471)

Sunstone Hotel Investors, Inc.

1,630

(29,813)

PMA Capital Corp. — Class A*

5,300

(43,566)

Central Pacific Financial Corp. Co.

1,620

(29,905)

CoBiz Financial, Inc.

2,960

(44,015)

Ezcorp, Inc. — Class A*

2,660

(30,031)

Bank of the Ozarks, Inc.

1,680

(44,016)

Selective Insurance Group

1,310

(30,117)

Delphi Financial Group, Inc. —

NBT Bancorp, Inc.

1,320

(30,122)

Class A

1,250

(44,100)

Provident Financial Services, Inc.

2,090

(30,138)

Thomas Properties Group, Inc.

4,110

(44,306)

Sterling Financial Corp.

1,840

(30,213)

Capitol Bancorp

2,220

(44,666)

Community Trust Bancorp, Inc.

1,100

(30,283)

Stratus Properties, Inc.*

1,320

(44,801)

UMB Financial Corp.

790

(30,304)

Sun Communities, Inc.

2,150

(45,300)

Santander BanCorp

3,500

(30,310)

First Community Bancshares, Inc.

1,430

(45,603)

Portfolio Recovery Associates, Inc.

770

(30,546)

Suffolk Bancorp

1,490

(45,758)

United Fire & Casualty Co.

1,070

(31,126)

SY Bancorp, Inc.

1,920

(45,965)

Washington Trust Bancorp, Inc.

1,240

(31,285)

Brookline Bancorp, Inc.

4,530

(46,025)

Boston Private Financial Holdings,

Beneficial Mutual Bancorp, Inc.*

4,750

(46,170)

Inc.

1,160

(31,413)

Lexington Realty Trust

3,180

(46,237)

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

57

SCHEDULE OF INVESTMENTS (continued)

December 31, 2007

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

VALUE

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

First Cash Financial Services, Inc.*

3,160

$

(46,389)

Alexander’s, Inc.*

180

$

(63,585)

Kite Realty Group Trust

3,040

(46,421)

FNB Corp.

4,340

(63,798)

Flagstar Bancorp, Inc.

6,700

(46,699)

Calamos Asset Management,

Union Bankshares Corp.

2,210

(46,719)

Inc. — Class A

2,170

(64,623)

Crystal River Capital, Inc.

3,300

(47,652)

Investors Bancorp, Inc.*

4,660

(65,892)

U-Store-It Trust

5,230

(47,907)

Park National Corp.

1,030

(66,435)

First Financial Holdings, Inc.

1,750

(47,985)

American Campus Communities,

CapLease, Inc.

5,720

(48,162)

Inc.

2,480

(66,588)

Consolidated-Tomoka Land Co.

770

(48,264)

KBW, Inc.*

2,610

(66,790)

eHealth, Inc.*

1,510

(48,486)

Umpqua Holdings Corp.

4,400

(67,496)

First Potomac Realty Trust

2,820

(48,758)

First Commonwealth Financial

Advance America Cash Advance

Corp.

6,400

(68,160)

Centers, Inc.

4,800

(48,768)

Pacific Capital Bancorp NA

3,390

(68,241)

TierOne Corp.

2,210

(48,951)

First Financial Bankshares, Inc.

1,820

(68,523)

Primus Guaranty*

7,000

(49,070)

Employers Holdings, Inc.

4,130

(69,012)

First Financial Bancorp

4,360

(49,704)

Wintrust Financial Corp.

2,090

(69,242)

Max Capital Group Ltd.

1,780

(49,822)

FelCor Lodging Trust, Inc.

4,490

(69,999)

Fpic Insurance Group, Inc.*

1,170

(50,287)

PS Business Parks, Inc.

1,350

(70,943)

Infinity Property & Casualty Corp.

1,400

(50,582)

Glacier Bancorp, Inc.

3,790

(71,025)

National Retail Properties, Inc.

2,170

(50,735)

Equity One, Inc.

3,110

(71,623)

BankFinancial Corp.

3,220

(50,940)

Signature Bank*

2,130

(71,888)

Universal Health Realty Income

Franklin Street Properties Corp.

4,880

(72,224)

Trust

1,450

(51,388)

Platinum Underwriters Holdings

FCStone Group, Inc.*

1,120

(51,554)

Ltd.

2,040

(72,542)

KNBT Bancorp, Inc.

3,370

(51,965)

Cousins Properties, Inc.

3,330

(73,593)

Glimcher Realty Trust

3,640

(52,016)

Enstar Group*

610

(74,676)

Frontier Financial Corp.

2,810

(52,182)

Pennsylvania Real Estate

Banner Corp.

1,820

(52,289)

Investment Trust

2,520

(74,794)

Harleysville National Corp.

3,610

(52,598)

DCT Industrial Trust, Inc.

8,080

(75,225)

Anchor Bancorp Wisconsin, Inc.

2,240

(52,685)

American Financial Realty Trust

9,380

(75,228)

Stewart Information Services

Equity Lifestyle Properties, Inc.

1,650

(75,356)

Corp.

2,020

(52,702)

International Bancshares Corp.

3,690

(77,269)

SVB Financial Group*

1,050

(52,920)

EastGroup Properties, Inc.

1,850

(77,423)

Montpelier Re Holdings Ltd.

3,130

(53,241)

Omega Healthcare Investors, Inc.

4,830

(77,522)

Pico Holdings, Inc.*

1,590

(53,456)

Mid-America Apartment

Tejon Ranch Co.*

1,310

(53,513)

Communities, Inc.

1,830

(78,233)

Getty Realty Corp.

2,010

(53,627)

Citizens Republic Bancorp, Inc.

5,460

(79,225)

Trustco Bank Corp. NY

5,410

(53,667)

Old National Bancorp

5,390

(80,634)

National Penn Bancshares, Inc.

3,580

(54,201)

Hancock Holding Co.

2,140

(81,748)

Northwest Bancorp, Inc.

2,050

(54,469)

Tanger Factory Outlet Centers

2,240

(84,470)

IPC Holdings Ltd.

1,890

(54,564)

Maguire Properties, Inc.

2,930

(86,347)

Ashford Hospitality Trust, Inc.

7,630

(54,860)

Corporate Office Properties Trust

2,800

(88,200)

Amcore Financial, Inc.

2,470

(56,069)

LaSalle Hotel Properties

2,780

(88,682)

Cohen & Steers, Inc.

1,880

(56,344)

First Niagara Financial Group, Inc.

7,580

(91,263)

ProAssurance Corp.*

1,050

(57,666)

NewAlliance Bancshares, Inc.

8,000

(92,160)

City Holding Co.

1,720

(58,205)

Trustmark Corp.

3,670

(93,071)

Inland Real Estate Corp.

4,180

(59,189)

Aspen Insurance Holdings Ltd.

3,230

(93,153)

Sovran Self Storage, Inc.

1,490

(59,749)

Healthcare Realty Trust, Inc.

3,720

(94,451)

Sterling Bancshares, Inc.

5,360

(59,818)

UCBH Holdings, Inc.

6,730

(95,297)

Downey Financial Corp.

1,930

(60,042)

Westamerica Bancorporation

2,150

(95,783)

Senior Housing Properties Trust

2,680

(60,782)

Phoenix Cos., Inc.

8,100

(96,147)

CVB Financial Corp.

6,060

(62,660)

Washington Real Estate Investment

S&T Bancorp, Inc.

2,270

(62,743)

Trust

3,190

(100,198)

Provident Bankshares Corp.

2,950

(63,101)

BioMed Realty Trust, Inc.

4,430

(102,643)

LandAmerica Financial Group, Inc.

1,900

(63,555)

Hilb Rogal & Hobbs Co.

2,540

(103,048)

58

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2007

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

UNREALIZED

VALUE

GAIN (LOSS)

SHARES

(NOTE 1)

CONTRACTS

(NOTE 1)

Post Properties, Inc.

2,940

$

(103,253)

FUTURES CONTRACTS SOLD SHORT

Home Properties, Inc.

2,320

(104,052)

March 2008 Russell 2000 Index

First Industrial Realty Trust, Inc.

3,020

(104,492)

Mini Futures Contracts

optionsXpress Holdings, Inc.

3,100

(104,842)

(Aggregate Market Value

First Midwest Bancorp, Inc.

3,430

(104,958)

of Contracts $78,386,000)

1,018

$

1,547,830

GFI Group, Inc.*

1,100

(105,292)

Nationwide Health Properties,

UNITS

Inc.

3,360

(105,403)

EQUITY INDEX SWAP AGREEMENTS

Susquehanna Bancshares, Inc.

5,830

(107,505)

SOLD SHORT†††

Highwoods Properties, Inc.

3,740

(109,881)

March 2008 Russell 2000 Index

FirstMerit Corp.

5,500

(110,055)

Swap, Terminating 03/28/08***

Chittenden Corp.

3,150

(112,203)

(Notional Market Value

Apollo Investment Corp.

6,590

(112,360)

$72,149,516)

94,186

$

561,466

Zenith National Insurance Corp.

2,540

(113,614)

February 2008 Russell 2000 Index

Potlatch Corp.

2,570

(114,211)

Swap, Terminating 02/18/08***

National Financial Partners Corp.

2,510

(114,481)

(Notional Market Value

Commerce Group, Inc.

3,250

(116,935)

$30,778,273)

40,179

(56,134)

Assured Guaranty Ltd.

4,750

(126,065)

(Total Notional Market

Digital Realty Trust, Inc.

3,510

(134,679)

Value $102,927,789)

$

505,332

Realty Income Corp.

6,030

(162,931)

Alexandria Real Estate Equities,

Inc.

1,750

(177,923)

Waddell & Reed Financial, Inc. —

Class A

4,940

(178,285)

Total Financials

(11,922,433)

Total Common Stocks Sold Short

(Proceeds $62,233,288)

(61,618,270)

Total Short Sales (50.6)%

(Proceeds $62,233,288)

$  (61,618,270)

Other Assets in Excess

of Liabilities – 55.6%

$

67,701,016

Net Assets – 100.0%

$ 121,838,661

*

Non-Income Producing Security.

**

The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the

U.S. Government.

***

Price Return based on Russell 2000 Index +/- financing at a variable rate.

†

All or a portion of this security is pledged as short security collateral at December 31, 2007.

††

Cash was pledged as short security collateral at December 31, 2007.

†††

Cash was pledged as equity index swap collateral at December 31, 2007.

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

59

STATEMENTS OF ASSETS AND LIABILITIES

Inverse

Inverse

S&P 500

S&P 500

OTC

OTC

2x Strategy

2x Strategy

2x Strategy

2x Strategy

Fund

Fund

Fund

Fund

ASSETS

Investment Securities* (Notes 1, 2 and 8)

$274,158,575

$ 134,444,419

$ 406,755,318

$ 109,529,781

Repurchase Agreements* (Note 5)

82,944,500

55,368,955

85,816,955

60,515,121

Segregated Cash with Broker

5,256,000

33,560,908

11,060,400

21,040,100

Deposits with Brokers for Securities Sold Short

—

—

—

—

Receivable for Equity Index Swap Settlement (Note 1)

—

2,967,691

—

1,667,926

Variation Margin on Futures Contracts (Note 1)

—

1,690,228

—

933,565

Receivable for Fund Shares Sold

14,134,313

5,977,617

33,151,158

15,161,960

Investment Income Receivable (Note 1)

388,942

3,472

181,668

3,689

Other Assets

—

—

—

—

Total Assets

376,882,330

234,013,290

536,965,499

208,852,142

LIABILITIES

Short Sales at Market Value** (Notes 1 and 2)

—

—

—

—

Payable for Equity Index Swap Settlement (Note 1)

2,014,355

—

4,600,840

402,819

Variation Margin on Futures Contracts (Note 1)

739,035

—

1,771,609

—

Payable upon Return of Securities Loaned (Note 8)

16,440,676

—

37,760,930

—

Payable for Securities Purchased (Note 1)

22,452

—

—

—

Payable for Fund Shares Redeemed

9,864,618

16,103,358

22,650,026

21,751,371

Investment Advisory Fees Payable (Note 3)

252,983

176,697

335,443

150,728

Transfer Agent and Administrative Fees Payable (Note 3)

70,273

49,083

93,179

41,869

Distribution and Service Fees Payable (Note 3)

43,874

29,403

53,906

22,869

Portfolio Accounting Fees Payable (Note 3)

42,164

29,449

55,907

25,121

Custody Fees Payable

8,440

5,890

11,181

5,024

Short Sales Dividends Payable

—

—

—

—

Other Liabilities

150,002

116,084

239,246

157,099

Total Liabilities

29,648,872

16,509,964

67,572,267

22,556,900

NET ASSETS

$347,233,458

$ 217,503,326

$ 469,393,232

$ 186,295,242

NET ASSETS CONSIST OF

Paid-In Capital

$297,903,882

$ 761,395,978

$ 424,290,844

$ 626,764,955

Undistributed Net Investment Income

—

700,825

—

—

Accumulated Net Realized Loss on Investments,

Equity Index Swaps, and Futures Contracts

(39,560,806)

(549,401,678)

(99,357,050)

(444,303,595)

Net Unrealized Appreciation (Depreciation) on Investments,

Equity Index Swaps, and Futures Contracts

88,890,382

4,808,201

144,459,438

3,833,882

NET ASSETS

$347,233,458

$ 217,503,326

$ 469,393,232

$ 186,295,242

A-Class

$

18,931,325

$

15,380,840

$

19,627,956

$

4,370,756

C-Class

50,376,285

26,564,569

46,976,863

17,791,300

H-Class

277,925,848

175,557,917

402,788,413

164,133,186

SHARES OUTSTANDING

A-Class

397,235

527,396

659,292

370,945

C-Class

1,120,981

963,998

1,714,054

1,592,900

H-Class

5,834,634

6,019,555

13,529,153

13,950,565

NET ASSET VALUES

A-Class

$47.66

$29.16

$29.77

$11.78

A-Class Maximum Offering Price***

50.04

30.61

31.25

12.37

C-Class

44.94

27.56

27.41

11.17

H-Class

47.63

29.16

29.77

11.77

*

The cost of investments is $265,821,992, $189,813,374, $345,125,774, $170,044,902, $58,448,075, $42,626,025, $59,108,793, and

$115,755,915, respectively.

**

The proceeds from short sales is $0, $0, $0, $0, $0, $0, $0, and $62,233,288, respectively.

***

Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

60

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

December 31, 2007

Inverse

Inverse

Dow

Dow

Russell 2000®

Russell 2000®

2x Strategy

2x Strategy

2x Strategy

2x Strategy

Fund

Fund

Fund

Fund

$ 53,719,776

$

—

$47,950,452

$

1,993,249

12,408,766

42,626,025

10,930,388

113,762,666

2,109,906

627,648

5,804,799

15,936,980

—

—

—

62,233,288

—

1,513,708

274,083

577,549

—

96,258

—

1,753,754

1,078,873

1,024,714

12,037,904

5,865,665

61,649

2,623

62,037

6,914

—

—

1,204

—

69,378,970

45,890,976

77,060,867

202,130,065

—

—

—

61,618,270

757,866

—

154,007

1,076,458

364,223

—

737,075

—

490,100

—

11,192,580

—

—

—

—

—

1,472,512

1,244,171

4,238,616

17,348,333

52,647

31,408

35,262

86,522

14,624

8,725

9,795

24,034

9,071

5,163

5,542

11,560

8,775

5,235

5,877

14,420

1,791

1,047

1,175

2,884

—

—

—

71,523

25,777

22,688

13,834

37,400

$

3,197,386

$   1,318,437

$16,393,763

$  80,291,404

$ 66,181,584

$ 44,572,539

$60,667,104

$121,838,661

$ 66,947,438

$ 78,336,031

$64,413,412

$136,300,999

29,179

42,378

—

584,555

(8,023,837)

(35,567,795)

(3,622,783)

(17,715,073)

7,228,804

1,761,925

(123,525)

2,668,180

$ 66,181,584

$ 44,572,539

$60,667,104

$ 121,838,661

$

9,824,151

$

2,201,272

$

587,780

$

40,655,909

10,539,475

5,232,821

1,938,147

3,852,088

45,817,958

37,138,446

58,141,177

77,330,664

290,169

71,971

24,579

1,007,908

320,281

176,482

82,060

96,618

1,351,576

1,214,240

2,429,031

1,915,403

$33.86

$30.59

$23.91

$40.34

35.55

32.12

25.10

42.35

32.91

29.65

23.62

39.87

33.90

30.59

23.94

40.37

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

61

STATEMENTS OF OPERATIONS

Inverse

Inverse

S&P 500

S&P 500

OTC

OTC

2x Strategy

2x Strategy

2x Strategy

2x Strategy

Fund

Fund

Fund

Fund

INVESTMENT INCOME

Interest† (Note 1)

$ 3,221,886

$ 13,058,927

$

4,069,177

$

18,037,630

Income from Securities Lending, net (Note 8)

35,189

—

82,746

—

Dividends, Net of Foreign Tax Withheld* (Note 1)

5,090,074

—

1,494,247

—

Total Income

8,347,149

13,058,927

5,646,170

18,037,630

EXPENSES

Investment Advisory Fees (Note 3)

2,995,752

2,342,194

3,492,154

3,087,176

Transfer Agent and Administrative Fees (Note 3)

832,153

650,609

970,043

857,549

Distribution & Service Fees (Note 3):

A-Class

44,597

39,003

38,077

19,693

C-Class

534,043

320,984

394,157

306,041

H-Class

654,045

531,361

833,427

761,345

Portfolio Accounting Fees (Note 3)

499,292

390,366

582,026

514,529

Short Sales Dividend Expense (Note 1)

—

—

—

—

Trustees’ Fees**

27,402

24,258

32,819

33,358

Custody Fees

85,659

66,900

111,960

90,577

Miscellaneous

394,105

307,796

610,078

551,192

Total Expenses

6,067,048

4,673,471

7,064,741

6,221,460

Net Investment Income (Loss)

2,280,101

8,385,456

(1,418,571)

11,816,170

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)

Net Realized Gain (Loss) on:

Investment Securities

6,080,483

(23,662)

32,503,105

(46,315)

Equity Index Swaps

445,018

(7,811,749)

25,970,928

(85,406,140)

Futures Contracts

(2,320,389)

(17,764,747)

6,024,962

(25,427,096)

Securities Sold Short

—

—

—

—

Total Net Realized Gain (Loss)

4,205,112

(25,600,158)

64,498,995

(110,879,551)

Net Change in Unrealized Appreciation (Depreciation) on:

Investment Securities

1,981,233

4,965

13,657,473

3,620

Equity Index Swaps

(769,222)

133,968

(3,704,639)

(4,469,582)

Futures Contracts

(449,885)

2,899,674

739,199

(498,803)

Securities Sold Short

—

—

—

—

Net Change in Unrealized Appreciation (Depreciation)

762,126

3,038,607

10,692,033

(4,964,765)

Net Gain (Loss) on Investments

4,967,238

(22,561,551)

75,191,028

(115,844,316)

Net Increase (Decrease) in Net Assets from Operations

$ 7,247,339

$ (14,176,095)

$73,772,457

$(104,028,146)

* Foreign tax withheld of $0, $0, $10,426, $0, $0, $0, $139, and $0, respectively.

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

† Includes rebate income on proceeds for securities sold short of $0, $0, $0, $0, $0, $0, $0, and $867,834 respectively.

62

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

Year Ended December 31, 2007

Inverse

Inverse

Dow

Dow

Russell 2000®

Russell 2000®

2x Strategy

2x Strategy

2x Strategy

2x Strategy

Fund

Fund

Fund

Fund

$

642,296

$

3,136,566

$

919,420

$ 6,023,739

4,997

—

13,167

—

981,658

—

274,697

—

1,628,951

3,136,566

1,207,284

6,023,739

503,669

556,039

361,512

974,576

139,908

154,455

100,420

270,715

13,784

10,059

2,053

55,127

82,268

56,370

18,025

35,128

105,558

130,304

93,861

206,806

83,945

92,673

60,252

162,430

—

—

—

258,835

3,697

4,767

3,182

7,543

22,048

16,125

13,973

28,201

66,887

73,395

47,558

128,810

1,021,764

1,094,187

700,836

2,128,171

607,187

2,042,379

506,448

3,895,568

368,219

—

1,042,302

—

(73,349)

(6,815,461)

699,545

2,124,998

(2,595,996)

(4,278,797)

(185,274)

(3,454,781)

—

—

—

515,740

(2,301,126)

(11,094,258)

1,556,573

(814,043)

1,236,222

—

(2,502,549)

—

(576,130)

2,429,657

(501,509)

(629,478)

(88,882)

204,003

360,039

1,246,586

—

—

—

615,018

571,210

2,633,660

(2,644,019)

1,232,126

(1,729,916)

(8,460,598)

(1,087,446)

418,083

$(1,122,729)

$

(6,418,219)

$

(580,998)

$ 4,313,651

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

63

STATEMENTS OF CHANGES IN NET ASSETS

S&P 500

Inverse S&P 500

2x Strategy Fund

2x Strategy Fund

Year

Year

Year

Year

Ended

Ended

Ended

Ended

December 31,

December 31,

December 31,

December 31,

2007

2006

2007

2006

FROM OPERATIONS

Net Investment Income (Loss)

$

2,280,101

$

(2,789,235)

$

8,385,456

$

(3,340,626)

Net Realized Gain (Loss) on Investments

4,205,112

61,355,299

(25,600,158)

(69,932,162)

Net Change in Unrealized Appreciation (Depreciation)

on Investments

762,126

9,916,696

3,038,607

2,048,049

Net Increase (Decrease) in Net Assets from Operations

7,247,339

68,482,760

(14,176,095)

(71,224,739)

Distributions to Shareholders from: (Note 1)

Net Investment Income

A-Class

(111,617)

(236,909)

(522,187)

(420,271)

C-Class

(367,171)

(1,014,388)

(921,454)

(1,189,665)

H-Class

(1,595,169)

(4,493,350)

(6,956,363)

(9,980,063)

Total Distributions to Shareholders

(2,073,957)

(5,744,647)

(8,400,004)

(11,589,999)

SHARE TRANSACTIONS

Proceeds from Shares Purchased

A-Class

30,479,295

23,162,939

34,777,290

34,041,899

C-Class

125,920,590

155,964,725

103,462,476

139,444,210

H-Class

3,502,601,453

2,397,735,250

2,752,133,984

2,729,299,803

Value of Shares Purchased through Dividend

Reinvestment

A-Class

102,912

184,900

464,710

380,843

C-Class

347,862

959,486

777,400

1,014,039

H-Class

1,379,164

3,889,057

6,048,816

7,613,926

Cost of Shares Redeemed

A-Class

(26,787,743)

(14,022,361)

(31,358,897)

(23,275,346)

C-Class

(133,565,056)

(171,824,178)

(103,312,807)

(131,975,128)

H-Class

(3,516,759,302)

(2,476,724,768)

(2,783,133,406)

(2,704,332,919)

Net Increase (Decrease) in Net Assets From Share

Transactions

(16,280,825)

(80,674,950)

(20,140,434)

52,211,327

Net Increase (Decrease) in Net Assets

(11,107,443)

(17,936,837)

(42,716,533)

(30,603,411)

NET ASSETS—BEGINNING OF PERIOD

358,340,901

376,277,738

260,219,859

290,823,270

NET ASSETS—END OF PERIOD

$

347,233,458

$

358,340,901

$

217,503,326

$

260,219,859

Undistributed Net Investment Income (Loss)—

End of Period

$

—

$

—

$

700,825

$

206,064

64

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

OTC

Inverse OTC

Dow

Inverse Dow

2x Strategy Fund

2x Strategy Fund

2x Strategy Fund

2x Strategy Fund

Year

Year

Year

Year

Year

Year

Year

Year

Ended

Ended

Ended

Ended

Ended

Ended

Ended

Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2007

2006

2007

2006

2007

2006

2007

2006

$

(1,418,571) $

(3,999,726) $

11,816,170

$

(3,733,433) $

607,187

$

(311,299)

$

2,042,379

$

(495,939)

64,498,995

26,506,379

(110,879,551)

(67,841,852)

(2,301,126)

9,769,983

(11,094,258)

(13,954,874)

10,692,033

(1,198,465)

(4,964,765)

30,912,196

571,210

1,201,815

2,633,660

(1,691,619)

73,772,457

21,308,188

(104,028,146)

(40,663,089)

(1,122,729)

10,660,499

(6,418,219)

(16,142,432)

—

—

(223,275)

(260,259)

(2,275)

(20,053)

(112,372)

(15,651)

—

—

(1,168,259)

(1,170,330)

(3,526)

(36,045)

(228,199)

(20,094)

—

—

(11,308,316)

(12,845,722)

(13,810)

(288,743)

(1,659,430)

(317,407)

—

—

(12,699,850)

(14,276,311)

(19,611)

(344,841)

(2,000,001)

(353,152)

27,269,564

19,954,815

21,737,042

26,242,022

28,458,743

5,541,660

13,591,983

8,835,877

155,702,199

262,624,812

112,417,285

210,447,194

83,465,907

49,925,146

33,743,393

20,424,819

9,840,687,510

8,955,204,950

7,479,121,011

6,434,281,840

1,336,836,770

1,123,470,560

963,242,107

1,192,435,301

—

—

202,072

231,617

1,988

13,979

92,215

13,011

—

—

1,055,021

996,936

3,428

35,501

204,889

18,105

—

—

10,181,002

10,918,772

13,002

271,569

1,444,239

284,184

(22,022,177)

(15,827,960)

(22,670,085)

(23,998,255)

(21,633,523)

(4,301,996)

(14,488,299)

(5,771,616)

(160,727,768)

(276,611,344)

(116,021,340)

(209,078,615)

(78,490,435)

(48,657,984)

(32,544,086)

(16,759,530)

(9,818,485,213)

(9,225,637,054)

(7,564,506,522)

(6,459,867,515)

(1,347,999,468)

(1,109,352,394)

(980,004,803)

(1,155,406,771)

22,424,115

(280,291,781)

(78,484,514)

(9,826,004)

656,412

16,946,041

(14,718,362)

44,073,380

96,196,572

(258,983,593)

(195,212,510)

(64,765,404)

(485,928)

27,261,699

(23,136,582)

27,577,796

373,196,660

632,180,253

381,507,752

446,273,156

66,667,512

39,405,813

67,709,121

40,131,325

$

469,393,232

$

373,196,660

$

186,295,242

$

381,507,752

$

66,181,584

$    66,667,512

$

44,572,539

$     67,709,121

$

—

$

—

$

—

$

350,908

$

29,179

$

19,703

$

42,378

$

—

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

65

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

Russell 2000®

Inverse Russell 2000®

2x Strategy Fund

2x Strategy Fund

Year

Year

Year

Year

Ended

Ended

Ended

Ended

December 31,

December 31,

December 31,

December 31,

2007

2006*

2007

2006*

FROM OPERATIONS

Net Investment Income

$

506,448

$

114,048

$

3,895,568

$

802,990

Net Realized Gain (Loss) on Investments

1,556,573

2,534,322

(814,043)

(16,862,103)

Net Change in Unrealized Appreciation (Depreciation)

on Investments

(2,644,019)

2,520,494

1,232,126

1,436,054

Net Increase (Decrease) in Net Assets from Operations

(580,998)

5,168,864

4,313,651

(14,623,059)

Distributions to Shareholders from: (Note 1)

Net Investment Income

A-Class

(1,023)

(2,680)

(1,072,619)

(43,840)

C-Class

(2,452)

(5,512)

(90,591)

(24,595)

H-Class

(46,325)

(63,808)

(2,186,730)

(781,566)

Realized Gain on Investments

A-Class

(4,221)

(18,842)

—

—

C-Class

(10,114)

(38,751)

—

—

H-Class

(191,081)

(448,628)

—

—

Total Distributions to Shareholders

(255,216)

(578,221)

(3,349,940)

(850,001)

SHARE TRANSACTIONS

Proceeds from Shares Purchased

A-Class

2,704,491

1,953,290

78,378,936

10,175,933

C-Class

33,267,891

35,887,147

54,631,455

26,004,239

H-Class

2,551,246,498

973,729,625

2,852,133,311

990,931,418

Value of Shares Purchased through Dividend

Reinvestment

A-Class

5,157

19,086

923,258

37,251

C-Class

12,332

44,170

83,823

20,196

H-Class

233,483

482,312

2,111,971

762,468

Cost of Shares Redeemed

A-Class

(2,589,834)

(1,527,328)

(52,477,011)

(1,026,980)

C-Class

(32,080,482)

(34,836,904)

(52,612,993)

(23,781,290)

H-Class

(2,553,659,001)

(917,979,258)

(2,827,624,310)

(922,323,665)

Net Increase (Decrease) in Net Assets From Share

Transactions

(859,465)

57,772,140

55,548,440

80,799,570

Net Increase (Decrease) in Net Assets

(1,695,679)

62,362,783

56,512,151

65,326,510

NET ASSETS—BEGINNING OF PERIOD

62,362,783

—

65,326,510

—

NET ASSETS—END OF PERIOD

$

60,667,104

$

62,362,783

$

121,838,661

$

65,326,510

Undistributed Net Investment Income—End of Period

$

—

$

49,807

$

584,555

$

—

* Since the commencement of operations: May 31, 2006.

66

|

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

RATIOS TO

AVERAGE NET ASSETS:

Net Realized

Net Increase

Combined

NET ASSET

Net

and

(Decrease)

Distributions

Distributions

Net Increase

NET ASSET

Net

Net

Net Assets,

VALUE,

Investment

Unrealized

in Net Asset

from Net

from Net

(Decrease) in

VALUE,

Total

Investment

Investment

Portfolio

End of

BEGINNING

Income

Gains (Losses)

Value Resulting

Investment

Realized

Total

Net Asset

END OF

Investment

Total

Net

Income

Income

Turnover

Period (000’s

Year Ended

OF PERIOD

(Loss)†

on Investments

from Operations

Income

Gains

Distributions

Value

PERIOD

Return††

Expenses§

Expenses§

(Loss)

(Loss)▲

Rate

omitted)

S&P 500 2x Strategy Fund A-Class

December 31, 2007

$47.50

$

.38

$

.11

$

.49

$

(.33)

$

—

$

(.33)

$

.16

$47.66

0.99%

1.70%

1.70%

0.77%

—

40%

$

18,931

December 31, 2006

39.00

(.32)

9.61

9.29

(.79)

—

(.79)

8.50

47.50

23.80%

1.68%

1.68%

(0.75)%

0.63%

19%

15,242

December 31, 2005

38.13

(.28)

1.56

1.28

(.41)

—

(.41)

.87

39.00

3.39%

1.77%

1.69%

(0.76)%

0.42%

77%

4,272

December 31, 2004*

31.91

(.07)

6.29

6.22

—

—

—

6.22

38.13

19.49%

1.61%**

1.61%**

(0.68)%**

0.27%**

190%

1,555

S&P 500 2x Strategy Fund C-Class

December 31, 2007

45.14

.01

.12

.13

(.33)

—

(.33)

(.20)

44.94

0.24%

2.45%

2.45%

0.03%

—

40%

50,376

December 31, 2006

37.37

(.61)

9.17

8.56

(.79)

—

(.79)

7.77

45.14

22.89%

2.44%

2.44%

(1.52)%

(0.14)%

19%

57,885

December 31, 2005

36.85

(.53)

1.46

.93

(.41)

—

(.41)

.52

37.37

2.56%

2.50%

2.41%

(1.48)%

(0.30)%

77%

63,328

December 31, 2004

31.57

(.52)

5.80

5.28

—

—

—

5.28

36.85

16.72%

2.45%

2.45%

(1.52)%

(0.57)%

190%

77,838

December 31, 2003

20.76

(.38)

11.19

10.81

—

—

—

10.81

31.57

52.07%

2.46%

2.46%

(1.52)%

(0.93)%

769%

70,715

S&P 500 2x Strategy Fund H-Class

December 31, 2007

47.49

.41

.06

.47

(.33)

—

(.33)

.14

47.63

0.95%

1.70%

1.70%

0.81%

—

40%

277,926

December 31, 2006

38.98

(.32)

9.62

9.30

(.79)

—

(.79)

8.51

47.49

23.84%

1.69%

1.69%

(0.77)%

0.61%

19%

285,214

December 31, 2005

38.13

(.27)

1.53

1.26

(.41)

—

(.41)

.85

38.98

3.34%

1.75%

1.67%

(0.73)%

0.45%

77%

308,677

December 31, 2004

32.43

(.25)

5.95

5.70

—

—

—

5.70

38.13

17.58%

1.70%

1.70%

(0.77)%

0.18%

190%

352,125

December 31, 2003

21.18

(.19)

11.44

11.25

—

—

—

11.25

32.43

53.12%

1.71%

1.71%

(0.77)%

(0.18)%

769%

247,115

Inverse S&P 500 2x Strategy Fund A-Class

December 31, 2007

31.38

.97

(2.27)

(1.30)

(.92)

—

(.92)

(2.22)

29.16

(3.99)%

1.70%

1.70%

3.27%

—

—

15,381

December 31, 2006

39.49

(.28)

(6.63)

(6.91)

(1.20)

—

(1.20)

(8.11)

31.38

(17.46)%

1.69%

1.69%

(0.76)%

3.42%

—

12,818

December 31, 2005

42.11

(.31)

(1.62)

(1.93)

(.69)

—

(.69)

(2.62)

39.49

(4.53)%

1.77%

1.67%

(0.75)%

1.54%

—

4,633

December 31, 2004*

50.99

(.11)

(8.77)

(8.88)

—

—

—

(8.88)

42.11

(17.42)%

1.65%**

1.65%**

(0.72)%**

(0.37)%**

—

1,498

Inverse S&P 500 2x Strateg Fund C-Class

December 31, 2007

29.94

.72

(2.18)

(1.46)

(.92)

—

(.92)

(2.38)

27.56

(4.71)%

2.45%

2.45%

2.56%

—

—

26,565

December 31, 2006

38.05

(.54)

(6.37)

(6.91)

(1.20)

—

(1.20)

(8.11)

29.94

(18.12)%

2.43%

2.43%

(1.51)%

2.67%

—

29,458

December 31, 2005

40.92

(.61)

(1.57)

(2.18)

(.69)

—

(.69)

(2.87)

38.05

(5.28)%

2.51%

2.41%

(1.48)%

0.81%

—

29,768

December 31, 2004

51.58

(.73)

(9.93)

(10.66)

—

—

—

(10.66)

40.92

(20.67)%

2.45%

2.45%

(1.52)%

(1.17)%

—

28,465

December 31, 2003

92.07

(1.03)

(39.46)

(40.49)

—

—

—

(40.49)

51.58

(43.98)%

2.46%

2.46%

(1.52)%

(1.47)%

—

33,841

Inverse S&P 500 2x Strategy Fund H-Class

December 31, 2007

31.38

.99

(2.29)

(1.30)

(.92)

—

(.92)

(2.22)

29.16

(3.99)%

1.71%

1.71%

3.32%

—

—

175,558

December 31, 2006

39.51

(.28)

(6.65)

(6.93)

(1.20)

—

(1.20)

(8.13)

31.38

(17.50)%

1.69%

1.69%

(0.77)%

3.41%

—

217,944

December 31, 2005

42.13

(.31)

(1.62)

(1.93)

(.69)

—

(.69)

(2.62)

39.51

(4.53)%

1.76%

1.66%

(0.74)%

1.55%

—

256,422

December 31, 2004

52.66

(.38)

(10.15)

(10.53)

—

—

—

(10.53)

42.13

(20.00)%

1.70%

1.70%

(0.77)%

(0.42)%

—

224,369

December 31, 2003

93.27

(.56)

(40.05)

(40.61)

—

—

—

(40.61)

52.66

(43.54)%

1.71%

1.71%

(0.77)%

(0.72)%

—

311,796

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

RATIOS TO

AVERAGE NET ASSETS:

Net Realized

Net Increase

Combined

NET ASSET

Net

and

(Decrease)

Distributions

Distributions

Net Increase

NET ASSET

Net

Net

Net Assets,

VALUE,

Investment

Unrealized

in Net Asset

from Net

from Net

(Decrease) in

VALUE,

Total

Investment

Investment

Portfolio

End of

BEGINNING

Income

Gains (Losses)

Value Resulting

Investment

Realized

Total

Net Asset

END OF

Investment

Total

Net

Income

Income

Turnover

Period (000’s

Year Ended

OF PERIOD

(Loss)†

on Investments

from Operations

Income

Gains

Distributions

Value

PERIOD

Return††

Expenses§

Expenses§

(Loss)

(Loss)▲

Rate

omitted)

OTC 2x Strategy Fund A-Class

December 31, 2007

$23.07

$ (.10)

$

6.80

$

6.70

$

—

$

—

$

—

$

6.70

$29.77

29.04%

1.74%

1.74%

(0.36)%

—

107%

$

19,628

December 31, 2006

21.90

(.16)

1.33

1.17

—

—

—

1.17

23.07

5.34%

1.69%

1.69%

(0.77)%

(0.65)%

71%

10,474

December 31, 2005

22.72

(.15)

(.55)

(.70)

(.12)

—

(.12)

(.82)

21.90

(3.09)%

1.69%

1.66%

(0.74)%

(0.75)%

133%

5,195

December 31, 2004*

16.73

(.10)

6.09

5.99

—

—

—

5.99

22.72

35.80%

1.58%**

1.58%**

(0.65)%**

(0.21)%**

154%

2,308

OTC 2x Strategy Fund C-Class

December 31, 2007

21.39

(.28)

6.30

6.02

—

—

—

6.02

27.41
28.14%

2.49%

2.49%

(1.10)%

—

107%

46,977

December 31, 2006

20.46

(.30)

1.23

.93

—

—

—

.93

21.39

4.55%

2.43%

2.43%

(1.51)%

(1.39)%

71%

43,530

December 31, 2005

21.41

(.28)

(.55)

(.83)

(.12)

—

(.12)

(.95)

20.46

(3.89)%

2.43%

2.40%

(1.48)%

(1.49)%

133%

56,765

December 31, 2004

18.82

(.27)

2.86

2.59

—

—

—

2.59

21.41

13.76%

2.44%

2.44%

(1.51)%

(1.07)%

154%

86,591

December 31, 2003

9.69

(.22)

9.77

9.55

—

(.42)

(.42)

9.13

18.82

98.54%

2.46%

2.46%

(1.52)%

(2.02)%

530%

54,498

OTC 2x Strategy Fund H-Class

December 31, 2007

23.07

(.08)

6.78

6.70

—

—

—

6.70

29.77

29.04%

1.74%

1.74%

(0.28)%

—

107%

402,788

December 31, 2006

21.91

(.16)

1.32

1.16

—

—

—

1.16

23.07

5.29%

1.69%

1.69%

(0.77)%

(0.65)%

71%

319,193

December 31, 2005

22.72

(.15)

(.54)

(.69)

(.12)

—

(.12)

(.81)

21.91

(3.05)%

1.68%

1.65%

(0.73)%

(0.74)%

133%

570,220

December 31, 2004

19.81

(.15)

3.06

2.91

—

—

—

2.91

22.72

14.69%

1.67%

1.67%

(0.76)%

(0.32)%

154%

663,642

December 31, 2003

10.11

(.12)

10.24

10.12

—

(.42)

(.42)

9.70

19.81

100.09%

1.71%

1.71%

(0.77)%

(1.27)%

530%

460,652

Inverse OTC 2x Strategy Fund A-Class

December 31, 2007

17.22

.51

(5.21)

(4.70)

(.74)

—

(.74)

(5.44)

11.78

(27.10)%

1.75%

1.75%

3.49%

—

—

4,371

December 31, 2006

19.44

(.15)

(1.43)

(1.58)

(.64)

—

(.64)

(2.22)

17.22

(8.04)%

1.69%

1.69%

(0.77)%

3.35%

—

7,981

December 31, 2005

20.06

(.16)

(.11)

(.27)

(.35)

—

(.35)

(.62)

19.44

(1.25)%

1.68%

1.68%

(0.76)%

1.53%

—

6,438

December 31, 2004*

28.20

(.04)

(8.10)

(8.14)

—

—

—

(8.14)

20.06

(28.87)%

1.54%**

1.54%**

(0.61)%**

(0.20)%**

—

639

Inverse OTC 2x Strategy Fund C-Class

December 31, 2007

16.51

.39

(4.99)

(4.60)

(.74)

—

(.74)

(5.34)

11.17

(27.67)%

2.50%

2.50%

2.77%

—

—

17,791

December 31, 2006

18.80

(.29)

(1.36)

(1.65)

(.64)

—

(.64)

(2.29)

16.51

(8.69)%

2.44%

2.44%

(1.52)%

2.60%

—

32,553

December 31, 2005

19.56

(.31)

(.10)

(.41)

(.35)

—

(.35)

(.76)

18.80

(2.00)%

2.40%

2.40%

(1.48)%

0.81%

—

35,780

December 31, 2004

26.15

(.38)

(6.21)

(6.59)

—

—

—

(6.59)

19.56

(25.20)%

2.45%

2.45%

(1.52)%

(1.11)%

—

27,640

December 31, 2003

71.08

(.58)

(44.35)

(44.93)

—

—

—

(44.93)

26.15

(63.21)%

2.46%

2.46%

(1.52)%

(1.37)%

—

38,597

Inverse OTC 2x Strategy Fund H-Class

December 31, 2007

17.21

.52

(5.22)

(4.70)

(.74)

—

(.74)

(5.44)

11.77

(27.12)%

1.75%

1.75%

3.52%

—

—

164,133

December 31, 2006

19.43

(.15)

(1.43)

(1.58)

(.64)

—

(.64)

(2.22)

17.21

(8.05)%

1.69%

1.69%

(0.77)%

3.35%

—

340,974

December 31, 2005

20.05

(.16)

(.11)

(.27)

(.35)

—

(.35)

(.62)

19.43

(1.25)%

1.66%

1.66%

(0.74)%

1.55%

—

404,055

December 31, 2004

26.59

(.20)

(6.34)

(6.54)

—

—

—

(6.54)

20.05

(24.60)%

1.70%

1.70%

(0.77)%

(0.36)%

—

294,779

December 31, 2003

71.71

(.31)

(44.81)

(45.12)

—

—

—

(45.12)

26.59

(62.92)%

1.71%

1.71%

(0.77)%

(0.62)%

—

323,450

Dow 2x Strategy Fund A-Class

December 31, 2007

31.56

.38

1.93

2.31

(.01)

—

(.01)

2.30

33.86

7.32%

1.71%

1.71%

1.09%

—

148%

9,824

December 31, 2006

24.39

(.21)

7.58

7.37

(.20)

—

(.20)

7.17

31.56

30.21%

1.69%

1.69%

(0.77)%

1.30%

341%

3,337

December 31, 2005

25.39

(.04)

(.92)

(.96)

(.01)

(.03)

(.04)

(1.00)

24.39

(3.78)%

1.67%

1.67%

(0.17)%

0.94%

410%

1,522

December 31, 2004*

22.72

(.05)

2.72

2.67

—

—

—

2.67

25.39

11.75%

1.56%**

1.56%**

(0.63)%**

0.33%**

796%

359

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

RATIOS TO

AVERAGE NET ASSETS:

Net Realized

Net Increase

Combined

NET ASSET

Net

and

(Decrease)

Distributions

Distributions

Net Increase

NET ASSET

Net

Net

Net Assets,

VALUE,

Investment

Unrealized

in Net Asset

from Net

from Net

(Decrease) in

VALUE,

Total

Investment

Investment

Portfolio

End of

BEGINNING

Income

Gains (Losses)

Value Resulting

Investment

Realized

Total

Net Asset

END OF

Investment

Total

Net

Operating

Income

Income

Turnover

Period (000’s

Year Ended

OF PERIOD

(Loss)†

on Investments

from Operations

Income

Gains

Distributions

Value

PERIOD

Return††

Expenses§

Expenses§

Expenses§

(Loss)

(Loss)▲

Rate

omitted)

Dow 2x Strategy Fund C-Class

December 31, 2007

$30.91

$

.14

$ 1.87

$

2.01

$

(.01)

$

—

$

(.01)

$

2.00

$32.91

6.50%

2.46%

2.46%

2.46%

0.41%

—

148%

$

10,539

December 31, 2006

24.06

(.41)

7.46

7.05

(.20)

—

(.20)

6.85

30.91

29.29%

2.44%

2.44%

2.44%

(1.52)%

0.55%

341%

6,198

December 31, 2005

25.22

(.55)

(.57)

(1.12)

(.01)

(.03)

(.04)

(1.16)

24.06

(4.44)%

2.39%

2.39%

2.39%

(2.31)%

0.22%

410%

3,988

December 31, 2004*

25.00

(.30)

.52

.22

—

—

—

.22

25.22

0.88%

2.41%**

2.41%**

2.41%**

(1.48)%**

(0.52)%**

796%

4,368

Dow 2x Strategy Fund H-Class

December 31, 2007

31.59

.42

1.90

2.32

(.01)

—

(.01)

2.31

33.90

7.34%

1.72%

1.72%

1.72%

1.21%

—

148%

45,818

December 31, 2006

24.40

(.21)

7.60

7.39

(.20)

—

(.20)

7.19

31.59

30.28%

1.69%

1.69%

1.69%

(0.77)%

1.30%

341%

57,132

December 31, 2005

25.38

(.16)

(.78)

(.94)

(.01)

(.03)

(.04)

(.98)

24.40

(3.71)%

1.65%

1.65%

1.65%

(0.67)%

0.96%

410%

33,896

December 31, 2004*

25.00

(.14)

.52

.38

—

—

—

.38

25.38

1.52%

1.65%**

1.65%**

1.65%**

(0.72)%**

0.24%**

796%

37,218

Inverse Dow 2x Strategy Fund A-Class

December 31, 2007

35.38

1.09

(4.41)

(3.32)

(1.47)

—

(1.47)

(4.79)

30.59

(9.16)%

1.70%

1.70%

1.70%

3.36%

—

—

2,201

December 31, 2006

45.63

(.31)

(9.79)

(10.10)

(.15)

—

(.15)

(10.25)

35.38

(22.14)%

1.69%

1.69%

1.69%

(0.77)%

3.51%

—

3,534

December 31, 2005

45.41

(.35)

.78

.43

(.07)

(.14)

(.21)

.22

45.63

0.94%

1.70%

1.69%

1.69%

(0.77)%

1.62%

—

1,177

December 31, 2004*

52.00

(.11)

(6.29)

(6.40)

—

(.19)

(.19)

(6.59)

45.41

(12.30)%

1.62%**

1.62%**

1.62%**

(0.69)%**

(0.31)%**

—

347

Inverse Dow 2x Strategy Fund C-Class

December 31, 2007

34.60

.80

(4.28)

(3.48)

(1.47)

—

(1.47)

(4.95)

29.65

(9.83)%

2.45%

2.45%

2.45%

2.54%

—

—

5,233

December 31, 2006

44.95

(.60)

(9.60)

(10.20)

(.15)

—

(.15)

(10.35)

34.60

(22.69)%

2.44%

2.44%

2.44%

(1.52)%

2.76%

—

4,572

December 31, 2005

45.10

(.70)

.76

.06

(.07)

(.14)

(.21)

(.15)

44.95

0.12%

2.42%

2.41%

2.41%

(1.49)%

0.90%

—

1,907

December 31, 2004*

50.00

(.69)

(4.02)

(4.71)

—

(.19)

(.19)

(4.90)

45.10

(9.42)%

2.43%**

2.43%**

2.43%**

(1.50)%**

(1.12)%**

—

455

Inverse Dow 2x Strategy Fund H-Class

December 31, 2007

35.38

1.10

(4.42)

(3.32)

(1.47)

—

(1.47)

(4.79)

30.59

(9.16)%

1.70%

1.70%

1.70%

3.39%

—

—

37,138

December 31, 2006

45.63

(.31)

(9.79)

(10.10)

(.15)

—

(.15)

(10.25)

35.38

(22.14)%

1.69%

1.69%

1.69%

(0.77)%

3.51%

—

59,603

December 31, 2005

45.41

(.35)

.78

.43

(.07)

(.14)

(.21)

.22

45.63

0.94%

1.67%

1.66%

1.66%

(0.74)%

1.65%

—

37,047

December 31, 2004*

50.00

(.33)

(4.07)

(4.40)

—

(.19)

(.19)

(4.59)

45.41

(8.80)%

1.67%**

1.67%**

1.67%**

(0.74)%**

(0.36)%**

—

17,712

Russell 2000® 2x Strategy Fund A-Class

December 31, 2007

27.99

.39

(4.30)

(3.91)

(.03)

(.14)

(.17)

(4.08)

23.91

(14.00)%

1.71%

1.71%

1.71%

1.41%

—

833%

588

December 31, 2006*

25.00

.07

3.30

3.37

(.05)

(.33)

(.38)

2.99

27.99

13.49%

1.69%**

1.69%**

1.69%**

0.46%**

—

221%

595

Russell 2000® 2x Strategy Fund C-Class

December 31, 2007

27.85

.17

(4.23)

(4.06)

(.03)

(.14)

(.17)

(4.23)

23.62

(14.61)%

2.45%

2.45%

2.45%

0.62%

—

833%

1,938

December 31, 2006*

25.00

(.02)

3.25

3.23

(.05)

(.33)

(.38)

2.85

27.85

12.93%

2.44%**

2.44%**

2.44%**

(0.12)%**

—

221%

1,100

Russell 2000® 2x Strategy Fund H-Class

December 31, 2007

28.00

.36

(4.25)

(3.89)

(.03)

(.14)

(.17)

(4.06)

23.94

(13.92)%

1.70%

1.70%

1.70%

1.28%

—

833%

58,141

December 31, 2006*

25.00

.10

3.28

3.38

(.05)

(.33)

(.38)

3.00

28.00

13.53%

1.70%**

1.70%**

1.70%**

0.67%**

—

221%

60,668

Inverse Russell 2000® 2x Strategy Fund A-Class

December 31, 2007

40.73

1.48

(.69)

.79

(1.18)

—

(1.18)

(.39)

40.34

2.07%

2.06%

2.06%

1.70%†††    3.74%

—

109%

40,656

December 31, 2006*

50.00

.79

(9.49)

(8.70)

(.57)

—

(.57)

(9.27)

40.73

(17.39)%

1.76%**

1.76%**

1.76%**

3.15%**

—

—

9,138

Inverse Russell 2000® 2x Strategy Fund C-Class

December 31, 2007

40.54

1.08

(.57)

.51

(1.18)

—

(1.18)

(.67)

39.87

1.39%

2.66%

2.66%

2.44%†††     2.81%

—

109%

3,852

December 31, 2006*

50.00

.59

(9.48)

(8.89)

(.57)

—

(.57)

(9.46)

40.54

(17.77)%

2.43%**

2.43%**

2.43%**

2.13%**

—

—

1,605

Inverse Russell 2000® 2x Strategy Fund H-Class

December 31, 2007

40.73

1.40

(.58)

.82

(1.18)

—

(1.18)

(.36)

40.37

2.15%

1.91%

1.91%

1.71%†††    3.60%

—

109%

77,331

December 31, 2006*

50.00

.79

(9.49)

(8.70)

(.57)

—

(.57)

(9.27)

40.73

(17.39)%

1.69%**

1.69%**

1.69%**

2.90%**

—

—

54,584

FINANCIAL HIGHLIGHTS (concluded)

*

Since the commencement of operations:

February 20, 2004 — Dow 2x Strategy Fund C-Class and H-Class and Inverse Dow 2x Strategy Fund C-Class and H-Class.

September 1, 2004 — S&P 500 2x Strategy Fund A-Class, Inverse S&P 500 2x Strategy Fund A-Class, OTC 2x Strategy Fund A-Class, Inverse OTC 2x Strategy Fund A-Class, Dow 2x Strategy Fund

A-Class and Inverse Dow 2x Strategy Fund A-Class.

May 31, 2006 — Russell 2000® 2x Strategy Fund, A-Class, C-Class, H-Class and Inverse Russell 2000® 2x Strategy Fund A-Class, C-Class, H-Class.

**

Annualized

†

Calculated using the average daily shares outstanding for the year.

††

Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

†††

Operating Expenses exclude short dividends expense.

▲

Ratios represent combined net investment income of the former Master Portfolio and Feeder Fund. Ratios reported for the year ended December 31, 2006 and any preceding periods did not reflect the income and expenses of the former Master Portfolios. This has no effect on the Fund’s net asset value, per share value or total increase (decrease) in net assets from operations during any period —

see note 10. Excludes Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund.

§

Expense ratios to average net assets include expenses of the corresponding Master Portfolio for the year ended December 31, 2006 and any preceding periods — see note 10. Excludes Russell 2000®

2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund.

NOTES TO FINANCIAL STATEMENTS

1.

Organization and Significant Accounting Policies

NYSE, usually 4:00 p.m. on the valuation date for the

Organization

afternoon NAV. Equity securities listed on the Nasdaq

The Rydex Dynamic Funds (the “Trust”) is registered with

market system are valued at the Nasdaq Official Closing

the SEC under the Investment Company Act of 1940 (the

Price, usually as of 4:00 p.m. on the valuation date.

“1940 Act”) as a non-diversified, open-ended investment

Listed options held by the Trust are valued at the their

company, and is authorized to issue an unlimited number

last bid price for twice a day pricing or the Official

of no par value shares. The Trust offers three classes of

Settlement Price listed by the exchange, usually as of

shares, A-Class Shares, C-Class Shares, and H-Class

4:00 p.m. Over-the-Counter options held by the Trust are

Shares. C-Class Shares have a 1% CDSC if shares are

valued using the average bid price obtained from one or

redeemed within 12 months of purchase. Sales of shares

more security dealers. The value of futures contracts

of each Class are made without a sales charge at the

purchased and sold by the Trust is accounted for using

NAV, with the exception of A-Class Shares. A-Class

the unrealized gain or loss on the contracts that is

Shares are sold at the NAV, plus the applicable front-end

determined by marking the contracts to their current

sales charge. The sales charge varies depending on the

realized settlement prices. Financial futures contracts are

amount purchased, but will not exceed 4.75%. A-Class

valued as of the spot price at 10:45 a.m. on the valuation

Share purchases of $1 million or more are exempt from

date for the morning pricing cycle. Financial futures

the front-end sales charge but have a 1% CDSC if shares

contracts are valued at the last quoted sales price,

are redeemed within 18 months of purchase.

usually as of 4:00 p.m. on the valuation date for the

afternoon pricing cycle. In the event that the exchange

At December 31, 2007, the Trust consisted of eight

for a specific futures contract closes earlier than 4:00

separate Funds: the S&P 500 2x Strategy Fund, the

p.m., the futures contract is valued at the Official

Inverse S&P 500 2x Strategy Fund, the OTC 2x Strategy

Settlement Price of the exchange. However, the

Fund, the Inverse OTC 2x Strategy Fund, the Dow 2x

underlying securities from which the futures contract

Strategy Fund, the Inverse Dow 2x Strategy Fund, the

value is derived are monitored until 4:00 p.m. to

Russell 2000® 2x Strategy Fund, and the Inverse Russell

determine if fair valuation would provide a more accurate

2000® 2x Strategy Fund (the “Funds”).

valuation. Short-term securities, if any, are valued at

Rydex Investments provides advisory, transfer agent

amortized cost, which approximates market value.

and administrative services, and accounting services to

The value of domestic equity index swap agreements

the Trust. Rydex Distributors, Inc. (the “Distributor”)

entered into by a Fund is accounted for using the

acts as principal underwriter for the Trust. Both Rydex

unrealized gain or loss on the agreements. This is

Investments and the Distributor are affiliated entities.

determined for the morning pricing cycle by either

Significant Accounting Policies

marking the agreements to the first 10:45 a.m. tick of

The following significant accounting policies are in

the relevant index or, if there is a morning trade, to the

conformity with U.S. generally accepted accounting

“fill”. Likewise for the afternoon pricing cycle, the

principles and are consistently followed by the Trust. All

agreements are marked at the close of the NYSE, usually

time references are based on Eastern Time. The

4:00 p.m., to the relevant index or, if there is an

information contained in these notes may not apply to

afternoon trade, to the “fill”. The swap’s market values

every Fund in the Trust.

are then adjusted to include dividends accrued, financing

charges and/or interest associated with the swap

A. The Trust calculates an NAV twice each business

agreements.

day, first in the morning and again in the afternoon.

The morning NAV is calculated at 10:45 a.m. and the

Investments for which market quotations are not readily

afternoon NAV is calculated at the close of the New York

available are valued at fair value as determined in good

Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is

faith by Rydex Investments under direction of the Board

calculated using the current market value of each Fund’s

of Trustees using methods established or ratified by the

total assets, as of the respective time of calculation. These

Board of Trustees. These methods include, but are not

financial statements are based on the December 31,

limited to: (i) general information as to how these

2007 afternoon NAV.

securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative

B. All equity securities for the morning NAV are valued

investments, information as to how (a) these contracts

at the current sales price as of 10:45 a.m. on the

and other derivative investments trade in the futures or

valuation date. Equity securities listed on an exchange

other derivative markets, respectively, and (b) the

(NYSE or American Stock Exchange) are valued at the

securities underlying these contracts and other derivative

last quoted sales price as of the close of business on the

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

71

NOTES TO FINANCIAL STATEMENTS (continued)

investments trade in the cash market; and (iii) other

or loss depending on whether the proceeds from the

information and considerations, including current values

closing sale transaction are greater or less than the cost

in related markets.

of the option. When a Fund exercises a put option, that

C. Securities transactions are recorded on the trade date

Fund will realize a gain or loss from the sale of the

for financial reporting purposes. Realized gains and

underlying security and the proceeds from such sale will

losses from securities transactions are recorded using the

be decreased by the premium originally paid. When a

identified cost basis. Proceeds from lawsuits related to

Fund exercises a call option, the cost of the security

investment holdings are recorded as realized gains in the

purchased by that Fund upon exercise will be increased

respective Fund. Dividend income is recorded on the

by the premium originally paid. When a Fund writes

ex-dividend date, net of applicable taxes withheld by

(sells) an option, an amount equal to the premium

foreign countries. Interest income, including amortization

received is entered in that Fund’s accounting records as

of premiums and accretion of discount, is accrued on a

an asset and equivalent liability. The amount of the

daily basis.

liability is subsequently marked-to-market to reflect the

current value of the option written. When a written option

D. Distributions of net investment income and net

expires, or if a Fund enters into a closing purchase

realized capital gains are recorded on the ex-dividend

transaction, that Fund realizes a gain (or loss if the cost

date and are determined in accordance with income tax

of a closing purchase transaction exceeds the premium

regulations which may differ from U.S. generally

received when the option was sold).

accepted accounting principles. These differences are

primarily due to differing treatments for items such as

G. The Trust may enter into stock and bond index

deferral of wash sales and post-October losses and

futures contracts and options on such futures contracts.

regulated futures contracts and options. Net investment

Futures contracts are contracts for delayed delivery of

income and loss, net realized gains and losses, and net

securities at a specified future delivery date and at a

assets are not affected by these differences.

specific price. Upon entering into a contract, a Fund

deposits and maintains as collateral such initial margin as

E. When a Fund engages in a short sale of an equity or

required by the exchange on which the transaction is

fixed income security, an amount equal to the proceeds

effected. Pursuant to the contract, the Fund agrees to

is reflected as an asset and an equivalent liability. The

receive from or pay to the broker an amount of cash

amount of the liability is subsequently marked-to-market

equal to the daily fluctuation in value of the contract.

to reflect the market value of the short sale. The Fund

Such receipts or payments are known as variation margin

maintains a segregated account of cash and/or securities

and are recorded by the Fund as unrealized gains or

as collateral for short sales. The Fund is exposed to

losses. When the contract is closed, the Fund records a

market risk based on the amount, if any, that the market

realized gain or loss equal to the difference between the

value of the security exceeds the market value of the

value of the contract at the time it was opened and the

securities in the segregated account. Fees, if any, paid

value at the time it was closed.

to brokers to borrow securities in connection with short

sales are considered part of the cost of short sale

H. The Trust may enter into domestic equity index and

transactions. In addition, the Fund must pay out the

domestic currency index swap agreements, which are

dividend rate of the equity or coupon rate of the

over-the-counter contracts in which one party agrees to

treasury obligation to the lender and records this as an

make periodic payments based on the change in market

expense. Short dividends or interest expense is a cost

value of a specified equity security, basket of equity

associated with the investment objective of short sales

securities, equity index or domestic currency index, in

transactions, rather than an operational cost associated

return for periodic payments based on a fixed or variable

with the day-to-day management of any mutual fund.

interest rate or the change in market value of a different

The Funds may also receive rebate income from the

equity security, basket of equity securities, equity index

broker resulting from the investment of the proceeds

or domestic currency index. Swap agreements are used

from securities sold short.

to obtain exposure to an equity or market without owning

or taking physical custody of securities. The swap

F. Upon the purchase of an option by a Fund, the

agreements are marked-to-market daily based upon

premium paid is recorded as an investment, the value

quotations from market makers and the change, if any, is

of which is marked-to-market daily. When a purchased

recorded as unrealized gain or loss. Payments received

option expires, that Fund will realize a loss in the amount

or made as a result of an agreement or termination of

of the cost of the option. When a Fund enters into a

the agreement are recognized as realized gains or losses.

closing sale transaction, that Fund will realize a gain

72

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THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The Trust may enter into credit default swap agreements

securities at the fiscal period end, resulting from changes

where one party, the protection buyer, makes upfront or

in exchange rates.

periodic payments to counterparty, the protection seller,

K. The Trust may enter into forward currency contracts

in exchange for the right to receive a contingent

primarily to hedge against foreign currency exchange

payment. The maximum amount of the payment may

rate risks on its non-U.S. dollar denominated investment

equal the notional amount, at par, of the underlying

securities. When entering into a forward currency

index or security as a result of a related credit event.

contract, a Fund agrees to receive or deliver a fixed

Upfront payments received or made by a Fund, are

quantity of foreign currency for an agreed-upon price on

amortized over the expected life of the agreement.

an agreed future date. These contracts are valued daily

Periodic payments received or paid by a Fund are

and the corresponding unrealized gain or loss on the

recorded as realized gains or losses. The credit default

contracts, as measured by the difference between the

contracts are marked-to-market daily based upon

forward foreign exchange rates at the dates of entry into

quotations from market makers and the change, if any, is

the contracts and the forward rates at the reporting

recorded as unrealized gain or loss. Payments received or

date, is included in the Statement of Assets and

made as a result of a credit event or termination of the

Liabilities. Realized and unrealized gains and losses are

contract are recognized, net of a proportional amount of

included in the Statement of Operations.

the upfront payment, as realized gains or losses.

L. The Funds may also purchase American Depository

I. The Trust may invest in structured notes, which are

Receipts, U.S. Government securities, and enter into

over-the-counter contracts linked to the performance of

repurchase agreements.

an underlying benchmark such as interest rates, equity

markets, equity indices, commodities indices, corporate

M. The Funds may leave cash overnight in their cash

credits or foreign exchange markets. A structured note

account with the custodian, U.S. Bank. Periodically, a

is a type of bond in which an issuer borrows money

Fund may have cash due to the custodian bank as an

from investors and pays back the principal, adjusted for

overdraft balance. A fee is incurred on this overdraft,

performance of the underlying benchmark, at a specified

calculated by multiplying the overdraft by a rate based

maturity date. In addition, the contract may require

on the federal funds rate. Segregated cash with the

periodic interest payments. Structured notes are used to

broker is held as collateral for investments in derivative

obtain exposure to a market without owning or taking

instruments such as futures contracts and equity index

physical custody of securities or commodities. Fluctua-

swap agreements.

tions in value of the structured notes are recorded as

N. Certain U.S. Government and Agency Obligations

unrealized gains and losses in the accompanying financial

are traded on a discount basis; the interest rates shown

statements. Coupon payments are recorded as income

on the Schedules of Investments reflect the discount

while net payments are recorded as net realized gains

rates paid at the time of purchase by the Fund. Other

or losses.

securities bear interest at rates shown, payable at fixed

J. Investment securities and other assets and liabilities

dates through maturity.

denominated in foreign currencies are translated into

O. Interest and dividend income, most expenses, all

U.S. dollar amounts at the date of valuation. Purchases

realized gains and losses, and all unrealized gains and

and sales of investment securities and income and

losses of the Funds are allocated to the Classes of the

expense items denominated in foreign currencies are

Funds based upon the value of the outstanding shares

translated into U.S. dollar amounts on the respective

in each Class. Certain costs, such as distribution fees

dates of such transactions. The Trust does not isolate

relating to A-Class Shares and H-Class Shares and service

that portion of the results of operations resulting from

and distribution fees related to C-Class Shares, are

changes in foreign exchange rates on investments from

charged directly to specific Classes. In addition, certain

the fluctuations arising from changes in market prices

expenses have been allocated to the individual Funds

of securities held. Such fluctuations are included with the

in the Trust on a pro rata basis upon the respective

net realized and unrealized gain and loss from

aggregate net assets of each Fund included in the Trust.

investments.

P. The preparation of financial statements in conformity

Reported net realized foreign exchange gains or losses

with U.S. generally accepted accounting principles

arise from sales of foreign currencies and currency gains

requires management to make estimates and

or losses realized between the trade and settlement

assumptions that affect the reported amount of assets

dates on investment transactions. Net unrealized

and liabilities and disclosure of contingent assets and

exchange gains and losses arise from changes in the fair

liabilities at the date of the financial statements and the

values of assets and liabilities other than investments in

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

73

NOTES TO FINANCIAL STATEMENTS (continued)

reported amounts of revenues and expenses during the

thereby providing an exposure to the underlying

reporting period. Actual results could differ from these

benchmark of three times the face amount and

estimates.

increasing the volatility of each note relative to the

2.

Financial Instruments

change in the underlying linked financial instrument. A

highly liquid secondary market may not exist for the

As part of its investment strategy, the Trust may utilize

structured notes a Fund invests in, which may make it

short sales and a variety of derivative instruments,

difficult for that Fund to sell the structured notes it holds including options, futures, options on futures, structured

at an acceptable price or to accurately value them. In

notes, and swap agreements. These investments involve,

addition, structured notes are subject to the risk that the

to varying degrees, elements of market risk and risks in

counterparty to the instrument, or issuer, might not pay

excess of the amounts recognized in the Statements of

interest when due or repay principal at maturity of the

Assets and Liabilities.

obligation. Although the Trust will not invest in any

Throughout the normal course of business, the Funds

structured notes unless Rydex Investments believes that

enter into contracts that contain a variety of

the issuer is creditworthy, a Fund does bear the risk of

representations and warranties which provide general

loss of the amount expected to be received in the event

indemnifications. The Funds’ maximum exposure under

of the default or bankruptcy of the issuer.

these arrangements is unknown, as this would involve

There are several risks associated with the use of swap

future claims that may be made against the Funds

agreements that are different from those associated with

and/or their affiliates that have not yet occurred.

ordinary portfolio securities transactions, due to the fact

However, based on experience, the Funds expect the

they could be considered illiquid. Although the Trust will

risk of loss to be remote.

not enter into any swap agreement unless Rydex

Short sales are transactions in which a Fund sells an

Investments believes that the other party to the

equity or fixed income security it does not own. If the

transaction is creditworthy, the Funds bear the risk of

security sold short decreases in price between the time

loss of the amount expected to be received under a

the Fund sells the security and closes its short position,

swap agreement in the event of the default or

that Fund will realize a gain on the transaction.

bankruptcy of the agreement counterparty.

Conversely, if the security increases in price during the

There are several risks associated with credit default

period, that Fund will realize a loss on the transaction.

swaps. Credit default swaps involve the exchange of a

The risk of such price increases is the principal risk of

fixed-rate premium for protection against the loss in

engaging in short sales.

value of an underlying debt instrument in the event of a

The risk associated with purchasing options is limited to

defined credit event (such as payment default or

the premium originally paid. The risk in writing a covered

bankruptcy). Under the terms of the swap, one party acts

call option is that a Fund may forego the opportunity for

as a “guarantor,” receiving a periodic payment that is a

profit if the market price of the underlying security

fixed percentage applied to a notional principal amount.

increases and the option is exercised. The risk in writing

In return, the party agrees to purchase the notional

a covered put option is that a Fund may incur a loss if

amount of the underlying instrument, at par, if a credit

the market price of the underlying security decreases

event occurs during the term of the swap. A Fund may

and the option is exercised. In addition, there is the risk

enter into credit default swaps in which that Fund or its

that a Fund may not be able to enter into a closing

counterparty acts as guarantor. By acting as the

transaction because of an illiquid secondary market or,

guarantor of a swap, that Fund assumes the market and

for over-the-counter options, because of the

credit risk of the underlying instrument, including

counterparty’s inability to perform.

liquidity and loss of value.

There are several risks in connection with the use of

In conjunction with the use of short sales, options,

futures contracts. Risks may be caused by an imperfect

futures, options on futures, and swap agreements, the

correlation between movements in the price of the

Funds are required to maintain collateral in various

instruments and the price of the underlying securities. In

forms. The Funds use, where appropriate, depending on

addition, there is the risk that a Fund may not be able to

the financial instrument utilized and the broker involved,

enter into a closing transaction because of an illiquid

margin deposits at the broker, cash and/or securities

secondary market.

segregated at the custodian bank, discount notes, or the

There are several risks associated with the use of

repurchase agreements allocated to each Fund.

structured notes. Structured securities are leveraged,

74

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THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The risks inherent in the use of short sales, options,

Shares that allows the Funds to pay annual distribution

futures contracts, options on futures contracts, structured

and service fees of 1.00% of the Funds’ C-Class Shares

notes, and swap agreements, include i) adverse changes

average daily net assets. The annual 0.25% service fee

in the value of such instruments; ii) imperfect correlation

compensates the shareholder’s financial advisor for

between the price of the instruments and movements in

providing on-going services to the shareholder. The

the price of the underlying securities, indices, or futures

annual 0.75% distribution fee reimburses the Distributor

contracts; iii) the possible absence of a liquid secondary

for paying the shareholder’s financial advisor an ongoing

market for any particular instrument at any time; and iv)

sales commission. The Distributor advances the first

the potential of counterparty default. The Trust has

year’s service and distribution fees to the financial

established strict counterparty credit guidelines and

advisor. The Distributor retains the service and

enters into transactions only with financial institutions of distribution fees on accounts with no authorized dealer

investment grade or better.

of record.

3.

Fees And Other Transactions With Affiliates

During the year ended December 31, 2007, the

Under the terms of an investment advisory contract, the

Distributor retained sales charges of $192,017 relating to

Trust pays Rydex Investments investment advisory fees

sales of A-Class Shares of the Trust.

calculated at an annualized rate of 0.90% of the average

Certain officers and trustees of the Trust are also officers daily net assets of each of the Funds.

of Rydex Investments.

Rydex Investments provides transfer agent and

4.

Federal Income Tax Information

administrative services to the Funds for fees calculated

The Funds intend to comply with the provisions of

at an annualized rate of 0.25% of the average daily net

Subchapter M of the Internal Revenue Code applicable

assets of each of the Funds. Rydex Investments also

to regulated investment companies and will distribute

provides accounting services to the Trust for fees

substantially all net investment income and capital gains

calculated at an annualized rate of 0.15% of the average

to shareholders. Therefore, no Federal income tax

daily net assets of each Fund.

provision has been recorded.

Rydex Investments engages external service providers to

Income and capital gain distributions are determined in

perform other necessary services for the Trust, such as

accordance with Federal income tax regulations, which

accounting and auditing services, legal services, printing

may differ from U.S. generally accepted accounting

and mailing, etc. on a pass-through basis. Such expenses

principles. These differences are primarily due to

vary from Fund to Fund and are allocated to the Funds

differing treatments for derivatives, foreign currency

based on relative net assets. Organizational and setup

transactions, losses deferred due to wash sales, losses

costs for new Funds are paid by the Trust.

deferred due to post-October losses, and excise tax

The Trust has adopted a Distribution Plan applicable to

regulations.

A-Class Shares and H-Class Shares for which the

Permanent book and tax basis differences, if any, relating

Distributor and other firms that provide distribution

to shareholder distributions will result in reclassifications and/or shareholder services (“Service Providers”) may

to paid-in capital. This may include net operating losses

receive compensation. If a Service Provider provides

not utilized during the current year, the expiration of

distribution services, the Funds will pay distribution fees

capital loss carry forward amounts, and the utilization of

to the Distributor at an annual rate not to exceed 0.25%

earnings and profits distributed to the shareholders on

of average daily net assets, pursuant to Rule 12b-1 of

redemption of shares as part of the dividends paid

the 1940 Act. The Distributor will, in turn, pay the

deduction for income tax purposes. These reclassi-

Service Provider out of its fees. The Distributor may, at

fications have no effect on net assets or net asset values

its discretion, retain a portion of such payments to

per share. Any taxable gain remaining at fiscal year end

compensate itself for distribution services.

is distributed in the following year.

The Trust has adopted a separate Distribution and

Shareholder Services Plan applicable to its C-Class

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

75

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund’s tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended December 31, 2007, the following Funds offset net realized capital gains with capital losses from previous years:

Fund

Amount

S&P 500 2x Strategy Fund

$

4,852,788

OTC 2x Strategy Fund

90,732,565

The tax character of distributions paid during 2007 was as follows:

Ordinary

Long-Term

Total

Fund

Income

Capital Gain

Distributions

S&P 500 2x Strategy Fund

$

2,073,957

$

—

$

2,073,957

Inverse S&P 500 2x Strategy Fund

8,400,004

—

8,400,004

OTC 2x Strategy Fund

—

—

—

Inverse OTC 2x Strategy Fund

12,459,112

—

12,459,112

Dow 2x Strategy Fund

19,611

—

19,611

Inverse Dow 2x Strategy Fund

2,000,001

—

2,000,001

Russell 2000® 2x Strategy Fund

255,216

—

255,216

Inverse Russell 2000® 2x Strategy Fund

3,349,939

—

3,349,939

The tax character of distributions paid during 2006 was as follows:

Ordinary

Long-Term

Return of

Total

Fund

Income

Capital Gain

Capital

Distributions

S&P 500 2x Strategy Fund

$

5,744,647

$

—

$

—

$

5,744,647

Inverse S&P 500 2x Strategy Fund

11,589,999

—

—

11,589,999

OTC 2x Strategy Fund

—

—

—

—

Inverse OTC 2x Strategy Fund

14,276,311

—

—

14,276,311

Dow 2x Strategy Fund

344,841

—

—

344,841

Inverse Dow 2x Strategy Fund

353,152

—

—

353,152

Russell 2000® 2x Strategy Fund

578,221

—

—

578,221

Inverse Russell 2000® 2x Strategy Fund

813,479

—

36,522

850,001

The tax character of distributable earnings/(accumulated losses) at December 31, 2007, was as follows:

Undistributed

Undistributed

Net Unrealized

Ordinary

Long-Term

Appreciation/

Capital Loss

Fund

Income

Capital Gain

Depreciation

Carryforward

S&P 500 2x Strategy Fund

$

—

$

—

$

67,354,336

$

—

Inverse S&P 500 2x Strategy Fund

700,824

—

1,778,353

(546,371,829)1

OTC 2x Strategy Fund

—

—

117,508,044

(37,938,208)1

Inverse OTC 2x Strategy Fund

—

—

2,691,009

(443,160,722)1

Dow 2x Strategy Fund

29,179

—

4,324,868

—

Inverse Dow 2x Strategy Fund

42,378

—

1,514,390

(35,320,260)1

Russell 2000® 2x Strategy Fund

—

—

(921,039)

—

Inverse Russell 2000® 2x Strategy Fund

584,556

—

1,052,062

(16,098,956)1

Capital Loss Carryforward amounts may be limited due to Treasury Regulations.

1

Inverse S&P 2x Strategy Fund: $214,703,529 expires in 2011, $146,854,413 expires in 2012, $58,089,386 expires in 2013, $104,028,982 expires in 2014, and $22,695,519 expires in 2015.

OTC 2x Strategy Fund: $27,634,494 expires in 2010 and $10,303,714 expires in 2013.

Inverse OTC 2x Strategy Fund: $10,516,342 expires in 2010, $85,842,090 expires in 2011, $102,261,380 expires in 2012, $38,003,206 expires in 2013, $95,162,970 expires in 2014, and $111,374,734 expires in 2015.

Inverse Dow 2x Strategy Fund: $5,230,964 expires in 2013, $19,199,040 expires in 2014, and $10,890,256 expires in 2015.

Inverse Russell 2000® 2x Strategy Fund: $11,106,492 expires in 2014 and $4,992,464 expires in 2015.

76

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THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2007, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Tax

Tax

Net

Tax

Unrealized

Unrealized

Unrealized

Fund

Cost

Gain

Loss

Gain (Loss)

S&P 500 2x Strategy Fund

$287,721,868

$

75,383,201

$(6,001,994)

$

69,381,207

Inverse S&P 500 2x Strategy Fund

189,313,374

—

—

—

OTC 2x Strategy Fund

371,000,437

125,813,970

(4,242,134)

121,571,836

Inverse OTC 2x Strategy Fund

170,044,902

—

—

—

Dow 2x Strategy Fund

61,211,311

6,154,471

(1,237,240)

4,917,231

Inverse Dow 2x Strategy Fund

42,626,025

—

—

—

Russell 2000® 2x Strategy Fund

59,518,891

1,176,916

(1,814,967)

(638,051)

Inverse Russell 2000® 2x Strategy Fund

115,824,203

—

(68,288)

(68,288)

Post-October Losses Deferred

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2007, $18,024,760, $34,467,448, $5,119,901, and $2,825,269 of realized capital losses, reflected in the accompanying financial statements will not be recognized for Federal income tax purposes until

2008 for S&P 500 2x Strategy Fund, OTC 2x Strategy Fund, Dow 2x Strategy Fund, and Russell 2000® 2x Strategy Fund,

respectively.

5.

Repurchase Agreements

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The

collateral is in the possession of the Trust’s custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreement at maturity. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

The repurchase agreements executed by the joint account and outstanding as of December 31, 2007, were as follows:

Counterparty

Terms of Agreement

Face Value

Market Value

Repurchase Price

UBS Financial Services, Inc.

1.14% due 01/02/08

$350,000,000

$350,000,000

$350,022,167

Lehman Brothers Holdings, Inc.

1.00% due 01/02/08

114,373,376

114,373,376

114,379,730

$464,373,376

$464,401,897

As of December 31, 2007, the collateral for the repurchase agreements in the joint account was as follows:

Security Type

Maturity Dates

Range of Rates

Par Value

Market Value

TIP Notes

01/15/09 – 01/15/10

0.875% – 4.250%

$373,514,000

$447,352,986

U.S. Treasury Notes

11/15/09

3.500%

24,395,000

24,695,379

TIP Bonds

01/15/25 – 01/15/26

2.000% – 2.375%

1,460,000

1,618,159

$473,666,524

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust’s investment advisor, acting under the supervision of the Board of Trustees,

reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

|

77

NOTES TO FINANCIAL STATEMENTS (continued)

6.

Securities Transactions

During the year ended December 31, 2007, the cost of purchases and proceeds from sales of investment securities,

excluding short-term and temporary cash investments, were:

Inverse

Inverse

S&P 500

S&P 500

OTC

OTC

2x Strategy

2x Strategy

2x Strategy

2x Strategy

Fund

Fund

Fund

Fund

Purchases

$104,814,211

$

—

$339,444,554

$

—

Sales

$121,141,679

$

—

$326,779,816

$

—

Inverse

Inverse

Dow

Dow

Russell 2000®

Russell 2000®

2x Strategy

2x Strategy

2x Strategy

2x Strategy

Fund

Fund

Fund

Fund

Purchases

$ 63,861,661

$

—

$205,614,409

$83,700,912

Sales

$ 63,963,278

$

—

$215,761,913

$21,467,623

78

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THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

7.

Share Transactions

The Trust is authorized to distibute an unlimited number of no par value shares. Transactions in shares for the years presented were:

Purchased Through

Net Shares Purchased

Shares Purchased

Dividend Reinvestment

Shares Redeemed

(Redeemed)

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2007

2006

2007

2006

2007

2006

2007

2006

S&P 500 2x Strategy Fund

A-Class

611,356

541,212

2,047

3,859

(537,072)

(333,743)

76,331

211,328

C-Class

2,663,146

3,936,537

7,333

21,064

(2,831,788)

(4,370,111)

(161,309)

(412,510)

H-Class

70,232,765

57,067,513

27,441

81,188

(70,431,916)

(59,062,000)

(171,710)

(1,913,299)

Inverse S&P 500 2x Strategy Fund

A-Class

1,160,462

908,116

16,752

12,258

(1,058,338)

(629,194)

118,876

291,180

C-Class

3,621,708

3,829,089

29,649

34,192

(3,671,295)

(3,661,674)

(19,938)

201,607

H-Class

92,523,093

73,888,350

218,054

245,429

(93,666,633)

(73,679,730)

(925,486)

454,049

OTC 2x Strategy Fund

A-Class

983,880

961,635

—

—

(778,509)

(744,905)

205,371

216,730

C-Class

6,242,400

13,179,485

—

—

(6,563,343)

(13,918,433)

(320,943)

(738,948)

H-Class

366,991,526

420,793,674

—

—

(367,296,212)

(432,982,645)

(304,686)

(12,188,971)

Inverse OTC 2x Strategy Fund

A-Class

1,503,369

1,335,960

17,867

13,820

(1,613,784)

(1,217,419)

(92,548)

132,361

C-Class

7,793,095

11,009,524

98,329

62,037

(8,270,272)

(11,003,275)

(378,848)

68,286

H-Class

512,824,976

330,035,851

901,783

652,396

(519,583,760)

(331,676,906)

(5,857,001)

(988,659)

Dow 2x Strategy Fund

A-Class

813,411

204,108

55

442

(629,026)

(161,229)

184,440

43,321

C-Class

2,432,169

1,860,026

98

1,147

(2,312,524)

(1,826,335)

119,743

34,838

H-Class

39,185,064

40,831,638

362

8,583

(39,642,292)

(40,420,698)

(456,866)

419,523

Inverse Dow 2x Strategy Fund

A-Class

416,700

218,318

3,184

369

(447,803)

(144,587)

(27,919)

74,100

C-Class

1,080,461

504,374

7,295

525

(1,043,407)

(415,207)

44,349

89,692

H-Class

29,469,968

29,224,637

49,826

8,053

(29,990,105)

(28,360,111)

(470,311)

872,579

Russell 2000® 2x Strategy Fund

A-Class

97,375

78,195*

204

678*

(94,251)

(57,622)*

3,328

21,251*

C-Class

1,198,936

1,395,149*

493

1,576*

(1,156,861)

(1,357,233)*

42,568

39,492*

H-Class

90,569,533

37,519,758*

9,207

17,128*

(90,316,414)

(35,370,181)*

262,326

2,166,705*

Inverse Russell 2000® 2x Strategy Fund

A-Class

2,023,333

245,495*

23,912

919*

(1,263,714)

(22,037)*

783,531

224,377*

C-Class

1,411,555

514,830*

2,197

501*

(1,356,719)

(475,746)*

57,033

39,585*

H-Class

73,059,516

21,417,963*

54,714

18,817*

(72,539,083)

(20,096,524)*

575,147

1,340,256*

*

Since the commencement of operations: May 31, 2006.

NOTES TO FINANCIAL STATEMENTS (continued)

8.

Portfolio Securities Loaned

The Trust may lend its securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. Under the terms of the Trust’s securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments.

At December 31, 2007, the cash collateral investments consisted of mutual funds. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day;

any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities:

MUTUAL FUND

Issuer

Shares

Market Value

Mount Vernon Securities Lending Trust

65,884,286

$   65,884,286

Total Mutual Fund

$   65,884,286

At December 31, 2007, the following Funds participated in securities lending and received cash collateral:

Value of

Cash

Securities

Fund

Collateral

Loaned

S&P 500 2x Strategy Fund

$16,440,676

$15,859,220

OTC 2x Strategy Fund

37,760,930

35,815,146

Dow 2x Strategy Fund

490,100

469,177

Russell 2000® 2x Strategy Fund

11,192,580

10,620,223

9.

New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of

FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as a fund’s last net asset value calculation in the first required financial statement reporting period. Management adopted FIN 48 on June 29, 2007. There is no material impact to the financial statements or disclosures thereto as a result of the adopting of this pronouncement.

The Funds file U.S. federal income tax returns and returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Fund’s U.S. federal income tax returns filed for the fiscal years 2004 to 2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On September 15, 2006, the FASB released Statement of Financial Accounting Standard No. 157 (“FAS 157”) Fair Value

Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds’ financial statements.

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THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)

10. Dissolution of the Master/Feeder Arrangement

Effective 01/01/07, the Dynamic S&P 500 Master Portfolio, the Inverse Dynamic S&P 500 Master Portfolio, the Dynamic

OTC Master Portfolio, the Inverse Dynamic OTC Master Portfolio, the Dynamic Dow Master Portfolio, the Inverse Dynamic

Dow Master Portfolio, the Dynamic S&P 500 Fund, the Inverse Dynamic S&P 500 Fund, the Dynamic OTC Fund, the

Inverse Dynamic OTC Fund, the Dynamic Dow Fund and the Inverse Dynamic Dow Fund ceased operations under the

Master-Feeder Arrangement. The Master Portfolios and corresponding Feeder Funds were consolidated into the existing

Funds, leaving the S&P 500 2x Strategy Fund, the Inverse S&P 500 2x Strategy Fund, the OTC 2x Strategy Fund, the

Inverse OTC 2x Strategy Fund, the Dow 2x Strategy Fund and the Inverse Dow 2x Strategy Fund. As a result of the

Master-Feeder dissolution, the Trust now consists of only eight Funds. All other fund operations will continue unchanged.

There was no change in the aggregate market value of the outstanding shares, nor in the NAV of the Funds as a result of this transaction.

11. Subsequent Event

At the close of business on January 17, 2008, Rydex NV, Inc., comprised of Rydex Investments, together with several other

Rydex entities, was acquired by Security Benefit Corporation (“Security Benefit”), a financial services firm that provides a broad variety of financial programs to investors in the advisor, banking, education, government, institutional, and qualified plan markets (the “Transaction”). As a result of the Transaction’s completion, Rydex Investments and the Distributor are wholly-owned subsidiaries of Security Benefit. While the Transaction has no material impact on the Funds or their shareholders, it resulted in a change of control of Rydex Investments, which in turn caused the termination of the investment advisory agreement between Rydex Investments and the Funds.

A new investment advisory agreement between Rydex Investments and the Funds was approved under substantially the same terms as the previous investment advisory agreement (the “New Agreement”). This New Agreement was approved by shareholders, via proxy, and took effect upon the closing of the Transaction.

The Transaction has no impact on the day-to-day operations of Rydex Investments, the fees payable to Rydex Investments under the New Agreement, or the persons responsible for the management of the Funds.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

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81

REPORT OF INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

To the Board of Trustees and Shareholders

of Rydex Dynamic Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of S&P 500 2x Strategy Fund (formerly Dynamic S&P 500 Fund), Inverse S&P 500 2x

Strategy Fund (formerly Inverse Dynamic S&P 500 Fund), OTC 2x Strategy Fund (formerly Dynamic OTC Fund), Inverse

OTC 2x Strategy Fund (formerly Inverse Dynamic OTC Fund), Dow 2x Strategy Fund (formerly Dynamic Dow Fund), Inverse

Dow 2x Strategy Fund (formerly Inverse Dynamic Dow Fund), Russell 2000® 2x Strategy Fund (formerly Dynamic Russell

2000® Fund) and Inverse Russell 2000® 2x Strategy Fund (formerly Inverse Dynamic Russell 2000® Fund) (constituting Rydex

Dynamic Funds, hereafter referred to as the “Funds”) at December 31, 2007, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated,

in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).

Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 26, 2008

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THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

Of the ordinary income distributions paid during the year, the following funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Fund

% Qualifying

S&P 500 2x Strategy Fund

45.29%

The Funds’ distributions to shareholders included:

S&P 500 2x

Inverse OTC 2x

Russell 2000® 2x

Strategy

Strategy

Strategy

Fund

Fund

Fund

From short-term capital gains:

$

—

$

—

$

205,416

From long-term capital gains,

subject to the 15% rate gains category:

7,773,025

—

1,910,836

Return of Capital:

—

240,738

—

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public

Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

Rydex Investments Board Review and Approval of the Investment Advisory Agreement

The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreement be specifically approved by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Dynamic Funds Board of Trustees (the “Board”) generally calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between

Rydex Dynamic Funds (the “Trust”) and PADCO Advisors, Inc., which does business under the name Rydex Investments

(“Rydex Investments”), (the “Current Agreement”) with respect to existing funds in the Trust, including the funds discussed in this [Semi-]Annual Report (each a “Fund” and collectively, the “Funds”), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex

Investments, including information about Rydex Investments’ affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

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83

OTHER INFORMATION (Unaudited) (continued)

Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.

At a Special Meeting of the Board held on July 10, 2007, and subsequently, during the Board’s regular quarterly meeting held on August 27 and 28, 2007 (the “Annual Renewal Meeting” and together with the July 10, 2007 Meeting, the

“Meetings”), the Board considered and voted in favor of a new investment advisory agreement for Rydex Dynamic Funds

(the “New Agreement”), which, subject to its approval by each Fund’s shareholders, will enable Rydex Investments to continue to serve as investment adviser to each Fund after the completion of the acquisition of Rydex Investments’ parent,

Rydex Holdings, Inc. (the “Transaction”). During the Annual Renewal Meeting, the Board also considered and approved the selection of Rydex Investments and the continuance of the Current Agreements for an additional one-year period or until the closing of the Transaction, based on its review of qualitative and quantitative information provided by Rydex Investments.

Board Considerations in Approving the New Agreements and the Continuation of the Current Agreements

In preparation for the Annual Renewal Meeting, the Board requested and received written materials from Rydex

Investments about: (a) the quality of Rydex Investments’ investment management and other services; (b) Rydex Investments’

investment management personnel; (c) Rydex Investments’ operations and financial condition; (d) Rydex Investments’

brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that Rydex Investments charges the Funds compared with the fees it charges to comparable mutual funds or accounts;

(f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of Rydex Investments’

profitability from its Fund-related operations; (h) Rydex Investments’ compliance systems; (i) Rydex Investments’ policies on and compliance procedures for personal securities transactions; (j) Rydex Investments’ reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar mutual funds. Certain of these considerations are discussed in more detail below.

In its deliberations at the Annual Renewal Meeting, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations and its evaluation of the information referenced above and described in more detail below, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Current Agreement and New Agreement were fair and reasonable; (b) concluded that Rydex Investments’

fees were reasonable in light of the services that Rydex Investments provides to the Funds; (c) agreed to renew the Current

Agreement for an additional one-year term; and (d) agreed to approve the New Agreement for an initial term of two years.

In approving the New Agreement and the continuation of the Current Agreement at the Annual Renewal Meeting, the

Board, including the Independent Trustees advised by independent counsel, considered the factors discussed below.

Nature, Extent and Quality of Services Provided by Rydex Investments

At the Annual Renewal Meeting, the Board reviewed the scope of services to be provided by Rydex Investments under each Current Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by

Rydex Investments, the Board reviewed and discussed Rydex Investments’ investment experience, noting that Rydex

Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments’ compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments’ investment processes and strategies, and matters related to Rydex Investments’ portfolio transaction policies and procedures. The Board also noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex

Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the

Funds have consistently met their investment objectives since their respective inception dates. Based on this review,

the Board concluded that the nature, extent, and quality of services to be provided by Rydex Investments to the Funds under the Current Agreement were appropriate and continued to support the Board’s original selection of Rydex

Investments as investment adviser to the Funds.

Fund Expenses and Performance of the Funds and Rydex Investments

At the Annual Renewal Meeting, the Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total

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THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited) (continued)

expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund’s applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the majority of the Funds, each Fund’s applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund’s ability to successfully track its benchmark over time, and a comparison of each Fund’s performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds’ investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees for the

Funds were equivalent to those of their peers and that the overall expenses for the Funds were only slightly higher than the total expenses of the peer funds, due in part to differing share classes and distribution fees. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Current

Agreement.

Costs of Services Provided to the Funds and Profits Realized by Rydex Investments and its Affiliates

At the Annual Renewal Meeting, the Board reviewed information about the profitability of the Funds to Rydex

Investments based on the advisory fees payable under the Current Agreement for the last calendar year. Rydex

Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to

Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the

Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments’

profit margin as reflected in Rydex Investments’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex

Investments and its affiliates under the Current Agreement and from other relationships between the Funds and Rydex

Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

Economies of Scale

In connection with its review of the Funds’ profitability analysis at the Annual Renewal Meeting, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels.

The Board noted that neither the Current Agreement nor the New Agreement for the Funds provided for any breakpoints in the investment advisory fees as a result of increases in the asset levels of the Funds. The Board also noted that though Rydex Investments’ assets under management were significant, the amount is spread among more than 100 Funds. Further limiting the realization of economies of scale is the ability of shareholders of many of the

Funds to engage in unlimited trading. The Board also reviewed and considered Rydex Investments’ historic profitability as investment adviser to the Funds and determined that reductions in advisory fees or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, determined that the economies of scale, if any, were de minimis.

Other Benefits to Rydex Investments and/or its Affiliates

At the Annual Renewal Meeting, in addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments’ affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review,

the Board concluded that the nature and quality of the services provided by Rydex Investments’ affiliates to each Trust will benefit the Funds’ shareholders, and that any ancillary benefits would not be disadvantageous to the Funds’

shareholders, particularly in light of the Board’s view that the Funds’ shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

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85

OTHER INFORMATION (Unaudited) (concluded)

Additional Considerations in Approving the New Agreement

On June 18, 2007, the Trustees met with representatives of Security Benefit and the management of Rydex Investments for the purpose of learning more about Security Benefit and the proposed Transaction. Immediately following the announce-

ment that Rydex and Security Benefit entered into a purchase and sale agreement, the Trustees requested that Rydex

Investments provide the Board with additional information pertaining to the effect of the proposed change of control on

Rydex Investments’ personnel and operations and the terms of the New Agreement. Rydex Investments presented its response to the Board’s request for additional information prior to and at a Special Meeting of the Boards of Trustees held on July 10, 2007. Rydex Investments provided the Board with oral and written information to help the Board evaluate the impact of the change of control on Rydex Investments, Rydex Investments’ ability to continue to provide investment advisory services to the Funds under the New Agreement, and informed the Board that the contractual rate of Rydex

Investments’ fees will not change under the New Agreement. Rydex Investments also affirmed that the terms of the New

Agreement were the same in all material respects to those of the Current Agreement.

The Trustees deliberated on the approval of the New Agreement in light of the information provided. The Board determined that the terms of the New Agreement set forth materially similar rights, duties and obligations on Rydex

Investments with regard to the services to be provided to the Trusts, and provided at least the same level of protection to each Trust, the Funds and the Funds’ shareholders as the Current Agreement. The Board also noted that Rydex Investments’

fee for its services to the Funds under the New Agreement would be the same as its fees under the Current Agreement.

The Board further noted that all considerations, determinations and findings related to the approval of the continuation of the Current Agreement, as discussed above, were equally relevant to their approval of the New Agreement, along with the additional factors relevant to the proposed change of control discussed below.

Nature, Extent and Quality of Services Provided by the Advisor

The Board noted that Rydex Investments was taking appropriate steps to maintain its associates through the closing of the Transaction by, in part, keeping them informed of the potential Transaction and awarding key personnel with incentives to emphasize their value to Rydex Investments. As a result of these efforts, it is anticipated that the key investment and management personnel servicing the Funds will remain with Rydex Investments following the

Transaction and that the investment and management services provided to the Funds by Rydex Investments will not change. The Board also considered Rydex Investments’ and Security Benefit’s representations to the Board that

Security Benefit intends for Rydex Investments to continue to operate following the closing of the Transaction in much the same manner as it operates today, and that the Transaction should have no impact on the day-to-day operations of Rydex Investments, or the persons responsible for the management of the Funds. Based on this review, the Board concluded that the range and quality of services provided by Rydex Investments to the Funds were appropriate and were expected to continue under the New Agreement, and that there was no reason to expect the consummation of the Transaction to have any adverse effect on the services provided by Rydex Investments and its affiliates or the future performance of the Funds.

Fund Expenses

The Board also considered the fact that the fees payable to Rydex Investments and other expenses of the Funds would be the same under the New Agreement as they are under the Current Agreement, and on this basis, the Board concluded that these fees and expenses continued to be satisfactory for the purposes of approving the New

Agreement. More detailed information regarding the fees under the New Agreement is contained in the Proxy

Statement and accompanying materials dated September 6, 2007.

Costs of Services Provided to the Funds and Profits Realized by Rydex investments and its Affiliates

Because Rydex Investments’ fees under the New Agreement are the same as those assessed under the Current

Agreement, the Board concluded that the profits to be realized by Rydex Investments and its respective affiliates under the New Agreement and from other relationships between the Funds and Rydex Investments, if any, should remain within the range the Board considered reasonable and appropriate. The Board further noted that, although it is not possible to predict how the Transaction may affect Rydex Investments’ future profitability from its relationship with the Funds, this matter would be given further consideration on an annual basis going forward.

Economies of Scale

The Board further considered the potential economies of scale that may result from the Transaction, and concluded that the extent of such economies of scale could not be predicted in advance of the closing of the Transaction.

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THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and

Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

Length of Service

Name, Position and

As Trustee

Number of

––––––––––––––––––––––––––

Year of Birth

–––––––––––––––––––––––––––

(Year Began)

–––––––––––––––––

Funds Overseen

Carl G. Verboncoeur*

Rydex Series Funds – 2004

147

Trustee, President (1952)

Rydex Variable Trust – 2004

Rydex Dynamic Funds – 2004

Rydex ETF Trust – 2004

Principal Occupations During Past Five Years: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005

to present); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Investments (2000 to 2003)

Michael P. Byrum*

Rydex Series Funds – 2005

147

Trustee, Vice President (1970)

Rydex Variable Trust – 2005

Rydex Dynamic Funds – 2005

Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Secretary of Rydex Specialized Products, LLC (2005 to present); Vice President of

Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic

Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners

SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present); Chief Operating Officer of Rydex Investments and

Rydex Distributors, Inc. (2003 to 2004)

INDEPENDENT TRUSTEES

Length of Service

Name, Position and

As Trustee

Number of

––––––––––––––––––––––––––

Year of Birth

––––––––––––––––––––––––––––

(Year Began)

––––––––––––––––––––

Funds Overseen

John O. Demaret

Rydex Series Funds – 1997

139

Trustee, Chairman of the

Rydex Variable Trust – 1998

Board (1940)

Rydex Dynamic Funds – 1999

Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour

Rydex Series Funds – 1993

139

Trustee (1945)

Rydex Variable Trust – 1998

Rydex Dynamic Funds – 1999

Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management

Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield

Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton

Rydex Series Funds – 1995

139

Trustee (1941)

Rydex Variable Trust – 1998

Rydex Dynamic Funds – 1999

Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

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87

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

Length of Service

Name, Position and

As Trustee

Number of

––––––––––––––––––––––––––––––

Year of Birth

––––––––––––––––––––––––––––

(Year Began)

––––––––––––––––––––––––

Funds Overseen

Werner E. Keller

Rydex Series Funds – 2005

139

Trustee (1940)

Rydex Variable Trust – 2005

Rydex Dynamic Funds – 2005

Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.

Rydex Series Funds – 2005

139

Trustee (1960)

Rydex Variable Trust – 2005

Rydex Dynamic Funds – 2005

Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville

Rydex Series Funds – 1997

139

Trustee (1942)

Rydex Variable Trust – 1998

Rydex Dynamic Funds – 1999

Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers

Rydex Series Funds – 1993

139

Trustee (1944)

Rydex Variable Trust – 1998

Rydex Dynamic Funds – 1999

Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

EXECUTIVE OFFICERS

Name, Position and

Principal Occupations

Year of Birth

During Past Five Years

–––––––––––––––––––––––––––

––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Nick Bonos*

Chief Financial Officer of Rydex Specialized Products, LLC (2005 to

Vice President and Treasurer (1963)

present); Vice President and Treasurer of Rydex Series Funds,

Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust

(2003 to present); Senior Vice President of Rydex Investments

(2003 to present); Vice President and Treasurer of Rydex Capital

Partners SPhinX Fund (2003 to 2006); Vice President of Accounting

of Rydex Investments (2000 to 2003)

Joanna M. Haigney*

Chief Compliance Officer of Rydex Series Funds, Rydex Variable

Chief Compliance Officer and

Trust, and Rydex Dynamic Funds (2004 to present); Secretary of

Secretary (1966)

Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic

Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of Compliance of Rydex Investments

(2000 to present); Secretary of Rydex Capital Partners SPhinX

Fund (2003 to 2006)

Joseph Arruda*

Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust,

Assistant Treasurer (1966)

Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Vice

President of Rydex Investments (2004 to present); Director of

Accounting of Rydex Investments (2003 to 2004); Vice President

of Mutual Funds, State Street Bank & Trust (2000 to 2003)

Paula Billos*

Controller of Rydex Series Funds, Rydex Variable Trust, Rydex

Controller (1974)

Dynamic Funds, Rydex ETF Trust (2006 to present); Director of

Fund Administration of Rydex Investments (2001 to present)

*

Officers of the Fund are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.

88

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THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

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9601 Blackwell Road, Suite 500

Rockville, MD 20850

www.rydexinvestments.com

800-820-0888

DYN-ANN-1207X1208

Item 2. Code of Ethics.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the “Code”)

pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the

Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees (“access persons”). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the

Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the

Code during the period covered by this report. The Code is filed as an exhibit to this Form N-

CSR.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Werner Keller, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in

Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)-(d) The aggregate Audit Fees billed by the Trust’s principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2007 and December 31, 2006 were $142,560 and $207,419, respectively.

The aggregate Tax Fees billed by the Trust’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2007 and December 31,

2006 were $0 and $0, respectively.

(e)

The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $31,500 and $30,000, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h)

All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. As such, the audit committee has considered these services in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company

and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

Based on their evaluation on March 10, 2008, the President (principal executive officer)

and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or

Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of

1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust,

to record, process, summarize, and report the subject matter contained in this Report.

There was no fraud, whether or not material, involving officers or employees of RI, RD or the

Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and

Treasurer.

(b)

There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)

The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2)

Separate certifications by the President (principal executive officer) and Treasurer

(principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR

270.30a-2(a)) are attached.

(b)

A certification by the registrant’s President (principal executive officer) and Treasurer

(principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

EX.-12(a)(2)(i)

CERTIFICATION

I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-CSR of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations,

changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940) and internal control over financial reporting (as defined in

Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 10, 2008

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur,

President

EX.-12(a)(2)(ii)

CERTIFICATION

I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-CSR of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations,

changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940) and internal control over financial reporting (as defined in

Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 10, 2008

/s/ Nick Bonos

Nick Bonos,

Vice President and Treasurer

EX. 12(b)(i)

CERTIFICATION

I, Carl G. Verboncoeur, President of Rydex Dynamic Funds (the “Trust”), certify that:

1.

The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

A signed original of this written statement required by Section 906 has been provided to the

Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.

Dated: March 10, 2008

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur,

President

EX. 12(b)(ii)

CERTIFICATION

I, Nick Bonos, Vice President and Treasurer of Rydex Dynamic Funds (the “Trust”), certify that:

1.

The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

A signed original of this written statement required by Section 906 has been provided to the

Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.

Dated: March 10, 2008

/s/ Nick Bonos

Nick Bonos,

Vice President and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Rydex Dynamic Funds

By (Signature and Title)*

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur, President

Date

March 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur, President

Date

March 10, 2008

By (Signature and Title)*

/s/ Nick Bonos

Nick Bonos, Vice President and Treasurer

Date

March 10, 2008

* Print the name and title of each signing officer under his or her signature.